Registration Nos. 033-07647
811-04782
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 1, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-lA

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]

Post-Effective Amendment No. 117	[X]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 118	[X]

(Check appropriate box or boxes)

HSBC INVESTOR FUNDS
(Exact name of registrant as specified in charter)
3435 Stelzer Road
Columbus, Ohio 43219-3035
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (617) 470-8000

Richard A. Fabietti, President
452 Fifth Avenue
New York, New York 10018
(Name and address of agent for service)
Please send copies of all communications to:

David J. Harris, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]	on [date] pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for previously filed post-effective amendment.

HSBC Global Asset Management (USA) Inc.

December 1, 2009

HSBC Investor Funds

Prospectus and Privacy Policy

MONEY MARKET FUNDS

CLASS E SHARES

HSBC Investor California Tax-Free Money Market Fund

HSBC Investor New York Tax-Free Money Market Fund

HSBC Investor Prime Money Market Fund

HSBC Investor Tax-Free Money Market Fund

HSBC Investor U.S. Government Money Market Fund

HSBC Investor U.S. Treasury Money Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

PRIVACY POLICY FOR HSBC INVESTOR FUNDS

This privacy policy notice summarizes the collection and disclosure of nonpublic personal information (“Information”) of customers (“you”) of the HSBC Investor Family of Funds (“we” or “us”). If you are an individual shareholder of record of any series of the Funds, we consider you to be a customer of the HSBC Investor Family of Funds. Shareholders purchasing or owning shares of any of the HSBC Investor Family of Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies.

We collect the following categories of Information about you

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

We disclose Information about you to the following types of third parties

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, NA, HSBC Global Asset Management (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

This is not part of the prospectus

HSBC Global Asset Management (USA) Inc.

December 1, 2009

HSBC Investor Funds

Prospectus

MONEY MARKET FUNDS

CLASS E SHARES

HSBC Investor California Tax-Free Money Market Fund

HSBC Investor New York Tax-Free Money Market Fund

HSBC Investor Prime Money Market Fund

HSBC Investor Tax-Free Money Market Fund

HSBC Investor U.S. Government Money Market Fund

HSBC Investor U.S. Treasury Money Market Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS
PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.

HSBC Investor Funds	Table of Contents

	Risk/Return Summary and Fund Expenses

	3	Ticker Symbols
Carefully review this	4	Overview
important section, which	5	HSBC Investor California Tax-Free Money Market Fund
summarizes each Fund’s	11	HSBC Investor New York Tax-Free Money Market Fund
investments, risks, past	17	HSBC Investor Prime Money Market Fund
performance and fees.	23	HSBC Investor Tax-Free Money Market Fund
	29	HSBC Investor U.S. Government Money Market Fund
	35	HSBC Investor U.S. Treasury Money Market Fund

	More About Risks and Investment Strategies

Review this section for more information on investment strategies and risks.	40	General Risk Factors: All Money Market Funds
	41	Specific Risk Factors
	42	More Information About Fund Investments
	42	Portfolio Holdings

	Fund Management

Review this section for details on the people and organizations who provide services to the Funds.	43	The Investment Adviser
	43	The Distributor, Administrator and Sub-Administrator

	Shareholder Information

Review this section for details on how shares are valued, and how to purchase, sell and exchange shares. This section also describes related charges and payments of dividends and distributions.	44	Pricing of Fund Shares
	45	Purchasing and Adding to Your Shares
	49	Selling Your Shares
	52	Distribution Arrangements
	53	Exchanging Your Shares
	54	Delivery of Shareholder Documents
	55	Dividends, Distributions and Taxes

2

HSBC Investor Funds Ticker Symbols

Fund Name	Class	Ticker	CUSIP

HSBC Investor California Tax-Free Money Market Fund	Class E	HCEXX	44330V100

HSBC Investor New York Tax-Free Money Market Fund	Class E	RYEXX	44330V209

HSBC Investor Prime Money Market Fund	Class E	HMEXX	44330V308

HSBC Investor Tax-Free Money Market Fund	Class E	HBEXX	44330V407

HSBC Investor U.S. Government Money Market Fund	Class E	HGEXX	44330V506

HSBC Investor U.S. Treasury Money Market Fund	Class E	HTEXX	44330V605

3

HSBC Investor Funds Risk/Return Summary and Fund Expenses

Overview

The Funds

HSBC Investor Funds is a mutual fund family that offers a variety of separate investment portfolios, each with individual investment objectives and strategies. This prospectus provides you important information about the Money Market Funds (the “Funds”). HSBC Global Asset Management (USA) Inc. (the “Adviser”), is the investment adviser for the Funds.

Each Fund offers various classes of shares that are designed to meet the needs of different groups of investors. Each Fund offers Class E Shares through this prospectus. The Funds’ Statement of Additional Information (“SAI”) contains a more detailed discussion of the Class E Shares. Please read this prospectus and keep it for future reference.

The investment objective and strategies of each Fund (except the primary investment policy and certain other policies of the HSBC Investor California Tax-Free Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund and HSBC Investor Tax-Free Money Market Fund) are non-fundamental and may be changed without shareholder approval. If there is a change in the investment objective or strategies of a Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of a Fund will be achieved.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Who may want to invest?	Consider investing in a Fund if you are:

	•	Seeking preservation of capital

	•	Investing for short-term needs

	•	Have a low risk tolerance

	•	Willing to accept lower potential returns in exchange for a high degree of safety

	•	Seeking tax-free income (California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund only)

A Fund will not be appropriate for anyone:

	•	Seeking high total returns

	•	Pursuing a long-term goal or investing for retirement

	•	Investing through a tax advantaged retirement plan (California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund only)

	•	Who does not live in California (California Tax-Free Money Market Fund only)

	•	Who does not live in New York (New York Tax-Free Money Market Fund only)

4

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor California Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor California Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes and California personal income taxes. Such investments include obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions.

The Fund invests primarily in high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper) municipal bonds, and municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund may invest up to 20% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical ratings organization, or of comparable quality).

The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal and California State personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax. The Fund may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks) only if such securities are of comparable quality and credit risk with the municipal obligations described above.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments,

5

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

State-Specific Risk: A fund investing primarily within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state as well as risks associated with any natural disaster and/or acts of terrorism that might impact the state of California. Historically, California and other issuers of California municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of California’s economy depends on business, financial services, entertainment and high-tech industries, any change in market conditions that adversely affects these industries could affect the ability of California and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

6

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Performance Bar Chart and Table

The bar chart on this page shows the HSBC Investor California Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Year-by-Year
Total Returns
as of 12/31
for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.11%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best Quarter:	3Q	2007	+0.87%
Worst Quarter:	3Q	2003	+0.15%

7

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper California Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in California municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	1 Year	5 Years	Since July 18, 2002*

Class Y	1.74%	2.24%	1.94%

Lipper California Tax-Exempt Money Market Funds Average	1.63%	2.00%	1.68%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 0.70%. As of December 31, 2008, the 7-day taxable-equivalent yield of the Fund’s Class Y Shares was 1.19%. For current yield information on the Fund, call 1-800-782-8183.

*	Since July 18, 2002, the date the Fund’s Class Y Shares commenced operations.

**	Since June 30, 2002.

8

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor California Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.15%
Total other expenses	0.20%

Total Fund operating expenses	0.30%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

9

HSBC Investor California Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Expense Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$31	$97	$169	$381

10

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor New York Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor New York Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from federal, New York State, and New York City personal income tax. These instruments have maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less.

The Fund invests primarily in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and high quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent, or higher by a nationally recognized statistical ratings organization, or of comparable quality).

The Fund may invest up to 20% of its net assets in obligations the interest income on which is subject to federal, New York State and New York City personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax. The Fund may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks) only if such securities are of comparable quality and credit risk with the municipal obligations described above.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund. The Fund may also have a greater percentage of its assets invested in particular industries than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks particular to a single company or the securities of a single company.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Concentration Risk: Because the Fund will concentrate its investments in New York obligations and may invest a significant portion of its assets in

11

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

the securities of a single issuer or sector, the Fund’s assets could lose significant value due to the poor performance of a single issuer or sector.

State-Specific Risk: A fund investing primarily within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state as well as risks associated with any natural disaster or acts of terrorism that might impact the state of New York. Historically, New York State and other issuers of New York municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of New York State’s economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

Non-Diversified Risk: A fund that is classified as non-diversified has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers. This makes that fund’s performance more susceptible to a single economic, political or regulatory event than a diversified fund might be.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

12

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor New York Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31 for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.19%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best Quarter:	4Q	2000	+0.99%
Worst Quarter:	3Q	2003	+0.16%

13

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper New York Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in New York municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since July 1, 1996*

Class Y	2.01%	2.31%	2.25%	2.43%

Lipper NY Tax-Exempt Money Market Funds Average	1.69%	2.02%	1.95%	2.29%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 1.14%. As of December 31, 2008, the 7-day taxable-equivalent yield of the Fund’s Class Y Shares was 1.88%. For current yield information on the Fund, call 1-800-782-8183.

*	Since July 1, 1996, the date the Fund’s Class Y Shares commenced operations.

**	Since November 30, 1994.

14

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor New York Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.08%
Total other expenses:	0.13%

Total Fund operating expenses	0.23%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

15

HSBC Investor New York Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$24	$74	$130	$293

16

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

HSBC Investor Prime Money Market Fund

Investment Objective

The investment objective of the HSBC Investor Prime Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing the assets of the Fund in a portfolio of the highest quality debt obligations with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities.

The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions. The Fund may also make investments in commercial paper and other obligations of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund may maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Banking Risk: To the extent that the Fund invests in securities issued by U.S. Banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities

17

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

18

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Prime Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31 for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.28%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	4Q	2000	+1.60%
Worst quarter:	4Q	2003	+0.21%

19

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper Money Market Funds Average. The Lipper Average is the average of the 30 largest funds in the Lipper Money Market Funds Category. These funds invest in high quality financial instruments rated in top two grades with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. You cannot invest directly in a Lipper Average. Fund performance takes into account fee waivers and or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since November 12, 1998*

Class Y	2.63%	3.32%	3.45%	3.48%

Lipper Money Market Funds Average	2.05%	2.73%	2.91%	2.94%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 1.48%. For current yield information on the Fund, call 1-800-782-8183.

*	Since November 12, 1998, the date the Fund’s Class Y Shares commenced operations.

**	Since October 31, 1998.

20

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor Prime Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fees	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.07%
Total other expenses:	0.12%

Total Fund operating expense	0.22%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

21

HSBC Investor Prime Money Market Fund
Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$23	$71	$124	$280

22

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

HSBC Investor Tax-Free Money Market Fund

Investment Objective

The investment objective of the HSBC Investor Tax-Free Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund’s investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

The Fund will invest at least 80% of its net assets in investments, the income from which is exempt from regular federal income tax.

The Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Additionally, the Fund will invest to take advantage of temporary disparities in yields of different segments of high-grade money market instruments or among particular instruments within the same segment of the market.

The Fund may invest up to 20% of its net assets in obligations, the interest income on which is subject to federal personal income taxes. In addition, dividends attributable to interest on certain municipal obligations may be subject to the federal alternative minimum tax.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Variable Rate Securities Risk: Variable (and floating) rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized rate. Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

23

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

24

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor Tax-Free Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Performance Bar Chart and Table

Year-by-Year Total Returns as of 12/31 for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.32%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best Quarter:	3Q	2007	+0.86%
Worst Quarter:	1Q	2005	+0.41%

25

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper Tax-Exempt Money Market Funds Average. The Lipper Average is an average of funds that invest in high quality municipal obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns (for the periods ended December 31, 2008)

	1 Year	Since June 8, 2004*

Class Y	2.07%	2.47%

Lipper Tax-Exempt Money Market Funds Average	1.69%	2.23%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 1.33%. As of December 31, 2008, the 7-day taxable-equivalent yield of the Fund’s Class Y Shares was 2.05%. For current yield information on the Fund, call 1-800-782-8183.

*	Since June 8, 2004, the date the Fund’s Class Y Shares commenced operations.

**	Since May 31, 2004.

26

HSBC Investor Tax-Free Money Market Fund
Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor Tax-Free Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees
(fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.20%
Total other expenses:	0.25%

Total Fund operating expenses	0.35%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

27

HSBC Investor Tax-Free Money Market Fund Risk/Return Summary and Fund Expenses

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$36	$113	$197	$443

28

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

HSBC Investor U.S. Government Money Market Fund

Investment Objective

The investment objective of the HSBC Investor U.S. Government Money Market Fund (the “Fund”) is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations.

The Fund invests primarily in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. Government agencies and instrumentalities established under the authority of an Act of Congress.

This includes securities of various U.S. Government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

The Fund may invest in, among other things, obligations that are supported by the “full faith and credit” of the United States (e.g., obligations guaranteed by the Export-Import Bank of the United States); supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of the Federal National Mortgage Association); or supported only by the credit of the agency or instrumentality (e.g., obligations of the Federal Farm Credit Bank).

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Government Securities Risk: There are different types of U.S. Government securities with different levels of credit risk. Some U.S. Government securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. Government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A U.S. Government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that

29

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

30

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

Performance Bar Chart and Table

The bar chart on this page shows the HSBC Investor U.S. Government Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Year-by-Year
Total Returns
as of 12/31
for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.16%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	4Q	2000	+1.57%
Worst quarter:	3Q	2003	+0.19%

31

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper U.S. Government Money Market Funds Average. The Lipper Average is an average of funds that invest principally in financial instruments issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities, with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Total Returns
(for the periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Since July 1, 1996*

Class Y	2.05%	3.13%	3.24%	3.62%

Lipper U.S. Government Money Market Funds Average	1.72%	2.68%	2.87%	3.70%**

As of December 31, 2008, the 7-day yield of the Fund’s Class Y Shares was 0.70%. For current yield information on the Fund, call 1-800-782-8183.

*	Since July 1, 1996, the date the Fund’s Class Y Shares commenced operations.

**	Since May 31, 1990.

32

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the HSBC Investor U.S. Government Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchases (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.07%
Total other expenses:	0.12%

Total Fund operating expenses	0.22%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

33

HSBC Investor U.S. Government Money Market Fund Risk/Return Summary and Fund Expenses

Expense Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$23	$71	$124	$280

34

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

HSBC Investor U.S. Treasury Money Market Fund

Investment Objective	The investment objective of the HSBC Investor U.S. Treasury Money Market Fund (the “Fund”) is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

Principal Investment Risks	Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

An investment in a Fund is not a deposit of HSBC Bank USA, NA, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

35

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

The bar chart on this page shows the HSBC Investor U.S. Treasury Money Market Fund’s annual returns and how its performance has varied from year to year. The bar chart assumes reinvestment of dividends and distributions.

The bar chart shows total returns for Class Y Shares. The Class E Shares are a new class of the Fund for which a full calendar year of performance is not yet available. The Class Y Shares are offered in a separate prospectus.

The returns for Class E Shares will differ from the returns for Class Y Shares shown in the bar chart because of differences in the expenses of the classes.

Performance Bar Chart and Table

Year-by-Year
Total Returns
as of 12/31
for Class Y Shares

For the period January 1, 2009 through September 30, 2009 the aggregate (non-annualized) pre-tax total return of Class Y Shares was 0.04%.

Of course, past performance does not indicate how the Fund will perform in the future.

Best quarter:	1Q	2007	+1.18%
Worst quarter:	4Q	2008	+0.09%

36

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

The table below lists the average annual total return for Class Y Shares for various time periods and assumes the reinvestment of all dividends and distributions and compares the Fund’s performance over time to that of the Lipper U.S. Treasury Money Market Funds Average. The Lipper Average is an average of funds that invest principally in U.S. Treasury obligations with dollar weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average. Fund Performance takes into account fee waivers and or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower.

This information (as well as the performance bar chart on the previous page) provides some indication of the risks of investing in the Fund by showing changes in the Fund’s year to year performance and by showing how the Fund’s average annual returns compare with those of an average for a peer group of similar funds.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual
Total Returns (for
the periods ended
December 31, 2008)

	1 Year	5 Years	Since May 11, 2001*

Class Y	1.26%	2.70%	2.25%

Lipper U.S. Treasury Money Market Funds Average	1.12%	2.43%	2.00%**

As of December 31, 2008 the 7-day yield of the Fund’s Class Y Shares was 0.13%. For current yield information on the Fund, call 1-800-782-8183.

*	Since May 11, 2001, the date the Fund’s Class Y Shares commenced operations.

**	Since May 31, 2001.

37

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

Fees and Expenses

As an investor in the U.S. Treasury Money Market Fund, you may pay the following fees and expenses if you buy and hold Class E Shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	E Shares

Maximum sales charge (load) on purchase (as a percentage of offering price)	None

Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None

Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	E Shares

Advisory Fee	0.10%

Distribution (12b-1) fee	0.00%

Shareholder servicing fee	0.05	%(1)
Other operating expenses	0.06%
Total other expenses	0.11%

Total Fund operating expenses	0.21%

(1)	The Fund has authorized payments up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fee will not exceed 0.05%.

The SAI contains a more detailed discussion of the different classes of the Fund’s shares. You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

38

HSBC Investor U.S. Treasury Money Market Fund
Risk/Return Summary and Fund Expenses

The Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, your actual costs may be higher or lower.

Expense Example

	1 Year	3 Years	5 Years	10 Years

Class E Shares	$22	$68	$118	$268

39

More About Risks and Investment Strategies

General Risk Factors: All Money Market Funds

The Funds expect to maintain a net asset value of $1.00 per share, but there is no assurance that the Funds will be able to do so on a continuous basis. The Funds’ performance per share will change daily based on many factors, including the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions. The Funds also face interest rate risk that could change the value of your investment. The Funds may invest in short-term securities that, when interest rates decline, affect the Funds’ yields as these securities mature or are sold and the Funds purchase new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Funds may own will decrease in value.

An investment in the Funds is neither insured nor guaranteed by the U.S. Government. Shares of a Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, each Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of each Fund’s investments. Under Rule 2a-7, each Fund’s investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of each Fund will be achieved. In addition, each Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Funds, may result in frequent changes in each Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

The Funds (except the U.S. Treasury Money Market Fund) may be subject to credit risks. The Funds could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in shares of a Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for a Fund to sell.

Each Fund, except for the U.S. Treasury Money Market Fund, may lend securities to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and a Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts or Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury. This risk does not apply to the U.S. Treasury Money Market Fund which invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

40

More About Risks and Investment Strategies

Specific Risk Factors: New York Tax-Free Money Market Fund

Because this Fund will concentrate its investments in New York and may concentrate a significant portion of its assets in the securities of a single issuer or sector, investment in this Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Consequently, unlike a more diversified portfolio, the value of the Fund’s assets could lose significant value due to the poor performance of a single issuer or sector.

The Fund may also be subject to credit risks. Historically, New York State and other issuers of New York municipal obligations have experienced periods of financial difficulty. Because a significant share of New York State’s economy depends on financial and business services, any change in market conditions that adversely affect these industries could affect the ability of New York and its localities to meet its financial obligations. The financial stability of New York State is closely related to the financial stability of its localities, particularly New York City, which has required and continues to require significant financial assistance from New York State. To the extent that New York City and other New York localities require the State’s assistance, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected. If this occurs, you could lose money on your investment. A more detailed discussion of the risks of investing in New York is included in the SAI.

The Fund is classified as non-diversified and has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of issuers. This makes the Fund’s performance more susceptible to a single economic, political or regulatory event than a diversified fund might be. Changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired. Additionally, the NAV of a non-diversified fund generally is more volatile, and a shareholder may have a greater risk of loss if he or she redeems during a period of high volatility. Lack of broad diversification also may cause the Fund to be more susceptible to economic, political or regulatory events than a diversified fund.

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

Specific Risk Factors: Prime Money Market Fund

The Prime Money Market Fund may invest in U.S. dollar-denominated foreign securities. Foreign investments subject the Fund to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment, withholding taxes, or a lack of adequate company information or government regulation.

Specific Risk Factors: California Tax-Free Money Market Fund

Because the Fund will concentrate its investments in California, investment in the Fund may pose investment risks greater than those posed by a more broadly diversified portfolio. Specifically, the Fund can be affected by political and economic developments within the State of California, and by the financial condition of the state, its public authorities and political subdivisions. These factors, among others, could reduce the credit standing of certain issuers of California municipal obligations. A more detailed discussion of the risks of investing in California is included in the SAI.

41

More About Risks and Investment Strategies

The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

The Fund may invest to a limited degree in stand-by commitments. Stand-by commitments are also subject to certain risks, which include the ability of the issuer to pay when the commitment is exercised, the fact that the commitment is not marketable, and the fact that the maturity of the underlying obligation generally differs from that of the commitment.

While the interest on bonds issued to finance essential state and local government operations is generally exempt from federal income tax, dividends attributable to interest on certain municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax. Such dividends may result in (or may increase) shareholder liability for the alternative minimum tax.

Specific Risk Factors: California Tax-Free Money Market Fund, Prime Money Market Fund, New York Tax-Free Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund

In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33⅓% of Fund assets to qualified broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

Specific Risk Factors: U.S. Treasury Money Market Fund

To the extent the Fund invests in repurchase agreements for defensive purposes, it may be subject to market risk and credit risk. To the extent the Fund holds uninvested cash at the Fund’s custodian, the Fund will not be fully pursuing, and may not achieve, its investment objective.

Market risk is the risk that the Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. Credit risk is the risk that the Fund could lose money if the issuer of a fixed income security owned by the Fund defaults on its financial obligation. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of the security, leading to greater volatility in the price of the security and in the value of the Fund’s assets. A change in the quality rating of a security can also affect its liquidity and make it more difficult for the Fund to sell.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI and on the Funds’ website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

42

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc. (the “Adviser”), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Funds, pursuant to an investment advisory contract with the HSBC Investor Funds (the “Trust”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2008, the Adviser managed approximately $31.5 billion in assets in the HSBC Investor Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs pursuant to an Investment Advisory Agreement. The Adviser also provides operational support services to the Funds pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. None of the Funds currently utilize any sub-advisers.

For advisory and operational support services, during the last fiscal year the Funds paid fees (net of fee waivers) as follows:

Percentage of average net assets for Fiscal Year Ended 10/31/09

California Tax-Free Money Market Fund	0.05%

New York Tax-Free Money Market Fund	0.15%

Prime Money Market Fund	0.14%

Tax-Free Money Market Fund	0.00%

U.S. Government Money Market Fund	0.14%

U.S. Treasury Money Market Fund	0.12%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreements of the Funds is available in the April 30, 2009 semi-annual report.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services, L.P. (“Foreside”) serves as the distributor (the “Distributor”) of each Fund’s shares.

The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers.You can obtain a copy of the SAI on the Funds’ website at www.investorfunds.us.hsbc.com.

43

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of shares is calculated by dividing the total value of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV =
Total Assets – Liabilities

Number of Shares
Outstanding

Money Market Funds

The net asset value per share (NAV) of the Funds is determined daily on each day on which U.S. bond markets are open for trading (a “Money Market Business Day”). The NAV is determined at 5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, at 2:30 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and at 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund.

The Funds value their securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shares of any Fund purchased on a Money Market Business Day prior to determination of the NAV for that Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for any Fund effected on a Money Market Business Day after the NAV determination for that Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

44

Shareholder Information

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of the Fund by its clients), and institutional direct clients, if they meet the minimum investment.

45

Shareholder Information

Purchasing and Adding to Your Shares
continued

All purchases must be in U.S. dollars via wire transfer. Checks, money orders, traveler’s checks and credit card convenience checks are not accepted.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

	Minimum Initial Investment*	Minimum Subsequent Investment*

Class E Shares	$10,000,000	N/A

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.

Avoid 28% Tax Withholding

The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

46

Shareholder Information

Purchasing and Adding to Your Shares continued

Electronic Purchases

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183.Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

47

Shareholder Information

Purchasing and Adding to Your Shares continued

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

To deter market timing, certain Funds impose redemption fees on shares sold or exchanged within thirty days of purchase. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the Funds covered in this prospectus. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans.

The Funds and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Trust cannot guarantee that it will detect every market timer due to the limitations inherent in their technological systems. In addition, although the Funds will attempt to assess the redemption fee on all applicable redemptions, the Trust cannot guarantee that it will succeed in doing so. Although the Trust attempts to collect redemption fees uniformly, certain omnibus accounts or retirement plans that trade through financial intermediaries may be unable or unwilling to collect the redemption fee from their underlying accounts. Under Rule 22c-2 of the Investment Company Act of 1940, the Funds have entered into agreements with financial intermediaries obligating them to provide, upon each Fund’s request, information regarding their customers and their customer’s transactions in shares of the Funds. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Funds will rely on the financial intermediaries to provide the trading information, and the Funds cannot be assured that the trading information, when received, will be in format that can be quickly analyzed or evaluated by the Funds. The Trust reserves the right to modify its policies and procedures at any time without prior notice as the Funds deem necessary in their sole discretion to be in the best interests of fund shareholders, or to comply with state or Federal legal requirements.

48

Shareholder Information

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted in proper form by a Fund, its transfer agent, or your investment representative.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By mail or overnight service

(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Write a letter of instruction indicating:

	•	your Fund and account number

	•	amount you wish to redeem

	•	address where your check should be sent

	•	account owner signature

2.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your account application. Call 1-800-782-8183 to request a wire transfer.

If you call by the cut-off time for redemptions (5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, 4:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, 2:30 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day. A Fund upon request may, in its sole discretion and subject to the needs of the Fund’s Portfolio Management team, seek to satisfy wire transfer requests on an intraday basis.

The Fund may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

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Shareholder Information

Selling Your Shares continued

Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.	Redemptions from Individual Retirement Accounts (“IRAs”).

2.	Redemption requests which include any of the following, require a signature guarantee:

	•	Your account address has changed within the last 15 business days;

	•	The check is not being mailed to the address on your account;

	•	The check is not being made payable to the owner of the account;

	•	The redemption proceeds are being transferred to another Fund account with a different registration; or

	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Delay in Payment of Redemption Proceeds

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Funds reserve the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Funds make a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Funds may provide these securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Funds may suspend the right of redemption and postpone the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, a Fund may ask you to increase your balance. If it is still below $50 after 30 days, a Fund may close your account and send you the proceeds at the current NAV.

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Shareholder Information

Selling Your Shares continued

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

51

Shareholder Information

Shareholder Service Fee

The Fund has adopted a Shareholder Services Plan for Class E Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions. As consideration for services performed under the Shareholder Services Plan, each Shareholder Servicing Agent receives an annual fee of up to 0.10% of the Fund’s average daily net assets attributable to the Fund’s Class E Shares.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of a Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to any Fund, make payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Funds. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to servicing fees borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

52

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Funds maintain a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

53

Shareholder Information

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Funds intend to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or registered representative at the institution where you have your account.

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

54

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Net capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Funds’ SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

•	A Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.

•	Any income a Fund receives and any capital gain that a Fund derives is paid out, less expenses, to its shareholders.

•

A Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

•

Dividends on all Funds are paid monthly. Capital gains for all Funds are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of a Fund.

•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

•	Dividends from the Funds are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

•

Dividends attributable to interest income are generally taxable as ordinary income. However, distributions of tax-exempt interest income earned by the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund are expected to be exempt from the regular federal income and New York or California state tax, as applicable.

•

A portion of such tax-exempt interest distributions may be treated as a tax-preference item (or be included in a corporation’s adjusted current earnings) for purposes of the federal and/or state alternative minimum tax. The federal alternative minimum tax is a different method of determining income tax to ensure that taxpayers, who under the ordinary method of computing federal income tax would be entitled to large deductions, pay at least a minimum amount of tax. If a taxpayer’s alternative minimum tax exceeds the taxpayer’s ordinary tax liability, the excess amount of alternative minimum tax must be paid in addition to the taxpayer’s ordinary tax liability. Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

55

Shareholder Information

Dividends, Distributions and Taxes continued

•

If a Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

•	Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If a Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in a Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

•

You will be notified by February 15th of each year about the federal tax status of distributions made by the Funds. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

•

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If a Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•	There is a penalty on certain pre-retirement distributions from retirement accounts.

56

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Funds’ annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the funds at:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845
Telephone: 1-212-525-5750 or 1-877-244-2424

You can review and copy the Funds’ annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090 or 1-800-SEC-0330.

•	Free from the Commission’s Website at www.sec.gov.

Investment Company Act File No. 811-04782

[HSB-PU-MME-1209]

HSBC Investor Funds

Prospectus and Privacy Policy

DECEMBER 1, 2009

MONEY MARKET FUND

HSBC Investor Cash Management Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

PRIVACY POLICY FOR
HSBC INVESTOR FUNDS

This privacy policy notice summarizes the collection and disclosure of nonpublic personal information (“Information”) of customers (“you”) of the HSBC Investor Family of Funds (“we” or “us”). If you are an individual shareholder of record of any series of the Funds, we consider you to be a customer of the HSBC Investor Family of Funds. Shareholders purchasing or owning shares of any of the HSBC Investor Family of Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies.

We collect the following categories of Information about you

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

We disclose the following categories of Information about you
We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

We disclose Information about you to the following types of third parties

We may disclose Information about you and any former customer to our affiliates, which we consider to include HSBC Bank USA, NA, HSBC Global Asset Management (USA) Inc. and their affiliates, and to nonaffiliated third parties, as permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

This is not part of the prospectus

2

HSBC Investor Funds

Prospectus

DECEMBER 1, 2009

MONEY MARKET FUND

HSBC Investor Cash Management Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

3

Table of Contents

	Risk/Return Summary and Fund Expenses
Carefully review this	5	Overview
important section, which	6	HSBC Investor Cash Management Fund
summarizes the Fund’s
investments, risks, past
performance and fees.

	More About Risks and Investment Strategies

Review this section for more	9	General Risk Factors
information on investment	10	Specific Risk Factors
strategies and risks.	10	More Information About Fund Investments
	10	Portfolio Holdings

	Fund Management
Review this section	11	The Investment Adviser
for details on	11	The Distributor, Administrator and Sub-Administrator
the people and
organizations who provide
services to the Fund.

	Shareholder Information
Review this section for	12	Pricing of Fund Shares
details on how	13	Purchasing and Adding to Your Shares
shares are valued, and	18	Selling Your Shares
how to purchase,	21	Distribution Arrangements/Sales Charges
sell and exchange shares.	23	Distribution and Shareholder Servicing
This section also describes		Arrangements—Revenue Sharing
related charges and	24	Exchanging Your Shares
payments of dividends and	25	Delivery of Shareholder Documents
distributions.	26	Dividends, Distributions and Taxes

4

Risk/Return Summary and Fund Expenses

Overview

The Fund

HSBC Investor Funds is a mutual fund family that offers a variety of separate investment portfolios, each with individual investment objectives and strategies. This prospectus provides you important information about the HSBC Investor Cash Management Fund (the “Fund”). HSBC Global Asset Management (USA) Inc. (the “Adviser”), is the investment adviser for the Fund.

The Fund offers seven different classes of shares through this prospectus: Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class E Shares, Class Y Shares and Class I Shares. Each class of shares has different characteristics and is subject to different fees and expenses. The following pages of this prospectus will highlight these differences. The Fund’s Statement of Additional Information (“SAI”) contains a more detailed discussion of the different classes of shares. Please read this prospectus and keep it for future reference.

The investment objective and strategies of the Fund are not fundamental and may be changed without shareholder approval. If there is a change in the investment objective or strategies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that the investment objective of the Fund will be achieved.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A., and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who may want to invest?	Consider investing in the Fund if you are:
	•	Seeking preservation of capital
	•	Investing for short-term needs
	•	Have a low risk tolerance
	•	Willing to accept lower potential returns in exchange for a high degree of safety

The Fund will not be appropriate for anyone:

	•	Seeking high total returns
	•	Pursuing a long-term goal or investing for retirement

5

HSBC Investor Cash Management Fund

Investment Objective	The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to these types of obligations. Highest quality instruments are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two nationally recognized rating services (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be equivalent quality by the Adviser.

The Fund invests primarily in bank certificates of deposit, time deposits, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, and U.S. Government securities.

The Fund may invest without limit in the banking industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of financial institutions (including foreign financial institutions). The Fund may invest without limit in commercial paper of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks or by foreign branches of U.S. banks.

The Fund may attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. Additionally the Fund will invest to take advantage of temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market.

Principal Investment Risks

Market Risk: The Fund’s performance will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Interest Rate Risk: Changes in interest rates will affect the yield and value of the Fund’s investments in debt securities. If interest rates rise, the value of the Fund’s investments may fall.

Credit Risk: The Fund could lose money if the issuer of a fixed income security is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

Banking Risk: To the extent that the Fund invests in securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector. The financial services sector is highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A., and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

More information about the risks of an investment in the Fund is provided in the “More About Risks and Investment Strategies” section of this prospectus.

Performance Information	No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.

6

Fees and Expenses

As an investor in the HSBC Investor Cash Management Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, and are reflected in the share price and yield.

Shareholder Fees (fees paid directly from your investment)	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares

Maximum sales charge (load) on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None
Maximum deferred sales charge (load) on redemptions (as a percentage of sales price)	None	4.00%	1.00%	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Advisory Services	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Operational Support	0.10%	0.10%	0.10%	0.10%	None	None	0.10%
Total Management Fees	0.20%	0.20%	0.20%	0.20%	0.10%	0.10%	0.20%
Distribution (12b-1) fee	0.00%(1)	0.75%	0.75%	0.00%(1)	None	None	None
Shareholder servicing fee	0.40%(2)	0.25%	0.25%	0.25%	0.05%(3)	None	None
Other operating expenses(4)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total other expenses	0.55%	0.40%	0.40%	0.40%	0.20%	0.15%	0.15%
Total Fund operating expenses	0.75%	1.35%	1.35%	0.60%	0.30%	0.25%	0.35%
Fee waiver and/or expense reimbursement (5)	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Net Fund operating expenses	0.70%	1.30%	1.30%	0.55%	0.25%	0.20%	0.30%

(1) There are non-compensatory 12b-1 plans for Class A and Class D Shares, which authorize payments up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class D Shares. No payments have been made and there is no current intention to charge this fee.

(2) The Fund has authorized payments up to 0.60% for Class A Shares. To date, shareholder servicing fees have not exceeded 0.40%.

(3) The Fund has authorized payments of up to 0.10% for Class E Shares, but expects (and estimates) that the shareholder servicing fees will not exceed 0.05%.

(4) “Other operating expenses” are based on estimated amounts for the current fiscal year.

(5) The Adviser has entered into a written expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.70% for Class A Shares, 1.30% for Class B Shares, 1.30% for Class C Shares, 0.55% for Class D Shares, 0.25% for Class E Shares, 0.20% for Class I Shares and 0.30% for Class Y Shares. The expense limitation is contractual and shall be in effect until March 1, 2010.

The Fund offers seven different types of shares. See “Purchasing and Adding to Your Shares”.

The SAI contains a more detailed discussion of the different classes of shares. You can obtain a copy of the SAI on the Fund’s website at www.investor funds.us.hsbc.com.

7

Expense Example*

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

• $10,000 investment
• 5% annual return
• No changes in the Fund’s operating expenses

Because this Example is hypothetical and for comparison only, you actual costs may be higher or lower.

	1 Year	3 Years
Class A Shares	$72	$235
Class B Shares	$532	$623
Assuming Redemption Assuming no Redemption	$132	$423
Class C Shares	$232	$423
Assuming Redemption Assuming no Redemption	$132	$423
Class D Shares	$56	$187
Class E Shares	$26	$91
Class I Shares	$20	$75
Class Y Shares	$31	$107

* For Class B Shares and Class C Shares, the amount of expenses varies depending upon whether you redeem at the end of such period, because the contingent deferred sales charge (“CDSC”) is taken into account as well as other expenses.

8

More About Risks and Investment Strategies

General Risk Factors

The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund’s performance per share will change daily based on many factors, including the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions. The Fund also faces interest rate risk that could change the value of your investment. The Fund may invest in short-term securities that, when interest rates decline, affect the Fund’s yields as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, when interest rates increase, the value of debt instruments that the Fund may own will decrease in value.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, HSBC Bank USA, N.A. or any other bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

As a money market fund, the Fund must meet the requirements of Rule 2a-7 of the Investment Company Act of 1940. This Rule imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Under Rule 2a-7, the Fund’s investments must have a remaining maturity of no more than 397 days and its investments must maintain an average weighted maturity that does not exceed 90 days.

There can be no assurance that the investment objectives of the Fund will be achieved. In addition, the Fund’s investment policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund’s portfolio, which may give rise to taxable gains and reduce investment returns.

The Fund may be subject to credit risks. The Fund could lose money if the issuer of a security owned by the Fund is unable to meet its financial obligations. In addition, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of a security and in shares of the Fund. A change in the quality rating of a bond can also affect the bond’s liquidity and make it more difficult for the Fund to sell.

The Fund may lend securities (in an amount up to 33 1/3% of Fund assets) to qualified broker-dealers, major banks or other recognized domestic institutional borrowers of securities for the purpose of realizing additional income. Risks include the potential insolvency of the borrower that could result in delays in recovering securities as well as capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well. It is also possible that if a security on loan is sold and the Fund is unable to timely recall the security, the Fund may be required to repurchase the security in the market place, which may result in a potential loss to shareholders. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government sponsored agencies), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor insured by the United States Treasury.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of Freddie Mac and Fannie Mae for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

9

Specific Risk Factors

Foreign Securities

The HSBC Investor Cash Management Fund may invest in U.S. dollar-denominated foreign securities. Foreign investments subject the Fund to investment risks different from those associated with domestic investments. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment, withholding taxes, or a lack of adequate company information or government regulation.

Repurchase Agreements

The use of repurchase agreements involves certain risks. For example, if the seller of the agreements defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also the risk that the seller of the agreement may become insolvent and subject to liquidation.

More Information About Fund Investments

This prospectus describes the Fund’s primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, the Fund cannot guarantee that it will achieve its investment goal.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI and on the Fund’s website at www.investorfunds.us.hsbc.com. To request a copy of the SAI, please refer to the back cover of this prospectus.

10

Fund Management

The Investment Adviser

HSBC Global Asset Management (USA) Inc. (the “Adviser”), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund, pursuant to an investment advisory contract with the HSBC Investor Funds (the “Trust”). The Adviser is a wholly-owned subsidiary of HSBC Bank USA, N.A., which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively “HSBC”). HSBC currently provides investment advisory services for individuals, trusts, estates and institutions. As of December 31, 2008, the Adviser managed approximately $31.5 billion in assets in the HSBC Investor Family of Funds.

Through its portfolio management team, the Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund’s investment programs pursuant to an Investment Advisory Agreement. The Adviser also provides operational support services to the Fund pursuant to an Operational Support Services Agreement, but these fees are not charged to Class E Shares or Class I Shares.

The Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that allows the Adviser to implement new investment subadvisory contracts and to make material changes to existing subadvisory contracts with the approval of the Board of Trustees, but without shareholder approval. The Fund does not currently utilize any subadvisers.

The Fund had not yet commenced operations at the date of this prospectus. The Adviser is entitled to an advisory fee from the Fund at the annual rate of 0.10% of the Fund’s average daily net assets. The Adviser is also entitled to a fee from the Fund at the annual rate of 0.10% of the Fund’s average daily net assets for services rendered pursuant to the Operational Support Services Agreement, except for the Class E Shares and Class I shares.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement of the Fund will be available in the April 30, 2010 semi-annual report.

The Distributor, Administrator and Sub-Administrator

The Adviser also serves as the Trust’s administrator (the “Administrator”), and in that role, oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. The Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, regulatory and dividend disbursing services.

Foreside Distribution Services L.P. (“Foreside”) serves as the distributor (the “Distributor”) of the Fund’s shares.

The SAI has more detailed information about the Investment Adviser, Distributor, Administrator and Sub-Administrator, and other service providers. You can obtain a copy of the SAI on the Fund’s website at www.investorfunds.us.hsbc.com.

11

Shareholder Information

Pricing of Fund Shares

How NAV is Calculated

The NAV for each class of Shares is calculated by dividing the total value of a Fund’s investments and other assets attributable to a class, less any liabilities attributable to that class, by the total number of outstanding shares of that class:

NAV=
Total Assets – Liabilities
Number of Share
Outstanding

The net asset value per share (NAV) of the Fund is determined daily on each day on which U.S. bond markets are open for trading (a “Money Market Business Day”), normally at 5:00 p.m. Eastern Time.

The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment.

Shares of the Fund purchased on a Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for the Fund effected on a Money Market Business Day after the NAV determination for that Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

If you sell Class B Shares or Class C Shares, a contingent deferred sales load may apply, which would reduce the amount of money paid to you by the Fund, as noted in the section on “Distribution Arrangements/Sales Charges.”

12

Purchasing and Adding to Your Shares

Purchasing Shares

You may purchase shares of the Fund through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Orders received by a dealer or selling agent that has been authorized to accept orders for Fund shares on the Trust’s behalf, that are received by such authorized agent prior to the time at which the Fund determines its NAV, will be deemed accepted by the Trust the same day and will be executed at that day’s closing share price. Each authorized dealer’s or selling agent’s agreement with HSBC Investor Funds or the Distributor allows those orders to be executed at the closing share price on such day, although the order may not be transmitted to the Trust or the Distributor until after the time at which the Fund determines its NAV.

The Fund offers the seven classes of shares described below.

CLASS A SHARES and CLASS Y SHARES are offered to the public, and to customers of shareholder servicing agents and certain securities brokers that have a dealer or shareholder servicing agreement with the Distributor or the Trust, on a continuous basis with no sales charge on purchases. Class Y Shares are subject to investment minimums as set forth below in this section.

CLASS B SHARES are not offered for sale, but are offered as an exchange option for Class B Shareholders of the Trust’s other investment portfolios. See “Exchanging Your Shares.”

CLASS C SHARES are primarily offered as an exchange option, see “Exchanging Your Shares,” but are also available for purchase by customers of HSBC Bank sweep programs.

CLASS D SHARES are similar to Class A Shares, except that Class D Shares are offered to clients of the Adviser’s affiliates and certain retirement plans and are subject to lower operating expenses.

CLASS E SHARES are offered primarily for investment through portal providers, intermediaries (anyone facilitating the purchase of the Fund by its clients), and institutional direct clients, if they meet the minimum investment.

CLASS I SHARES are offered primarily for direct investment by institutional investors, such as corporations, foundations, municipalities and other governmental entities, banks, and trust companies, and are subject to investment minimums as set forth below in this section, as well as to other investors who meet the investment minimums as set forth below.

13

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, traveler’s checks and credit card convenience checks are not accepted. Bank starter checks will not be accepted for initial purchases. Purchases of Class E Shares may only be made via wire transfer.

The Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order if the Distributor considers it in the best interest of the Fund and its shareholders.

Investment minimums for any class may be waived, at the discretion of the Adviser, for investments in the Fund by clients of the Adviser and its affiliates.

Class A and Class D Shares	Minimum Initial Investment*	Minimum Subsequent Investment*
Regular (non-retirement)	$1,000	$100
Retirement (IRA)	$250	$100
Automatic Investment Plan	$250	$25
Class E Shares	$10,000,000	N/A
Class I Shares**	$25,000,000	$5,000,000
Class Y Shares	$5,000,000	N/A

*	Omnibus accounts are eligible to meet the minimums at the omnibus account level.

**	Class I Shares are available for investment by investment companies advised by the Adviser without regard to these minimums.

Avoid 28% Tax Withholding

The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with the Internal Revenue Service (“IRS”) rules, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability. To avoid tax withholding, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

14

Instructions for Opening or Adding to an Account

By Regular Mail or By Overnight Service

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Fund and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

1. Carefully read, complete, and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later. A copy of the application can be obtained on the Fund’s website at www.investorfunds.us.hsbc.com.

2. Make your check payable to “HSBC Investor Funds” and include the name of the Fund on the check.

3. Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Subsequent Investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the flowing information in writing:

	•	Fund name
	•	Share class
	•	Amount invested
	•	Account Name
	•	Account number

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to eight days to clear. There is generally no fee for ACH transactions.

3.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Electronic Purchase

Your bank must participate in the Automated Clearing House (ACH) and must be a US Bank. Your bank or broker may charge for this service.

Select the electronic purchase option on your account application or call 1-800-782-8183. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-782-8183 to arrange a transfer from your bank account.

15

By Wire Transfer

For information on how to request a wire transfer, call 1-800-782-8183.

Automatic Investment Plan Directed Dividend Option

You can make automatic investments in the Fund from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the $250 minimum required to open the account.

Complete the Automatic Investment Plan portion on your Account Application.

Make sure you note:

•	Your bank name, address and account number

•	The amount you wish to invest automatically (minimum $25)

•	How often you want to invest (every month, 4 times a year, twice a year or once a year)

•	Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-782-8183 for an enrollment form.

Directed Dividend Option

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in the Fund or reinvested in another HSBC Investor Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time by calling 1-800-782-8183.

Customer Identification Information

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on U.S. Government lists of known or suspected terrorists and terrorist organizations.

As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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Market Timing

In accordance with policies and procedures adopted by the Board of Trustees, the Trust discourages market timing and other excessive trading practices. Frequent short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm fund performance and result in dilution in the value of fund shares held by longer-term shareholders.

To deter market timing, certain funds impose redemption fees on shares sold or exchanged within thirty days of purchase. The redemption fees are in addition to any applicable contingent deferred sales charges. Because money market funds are designed to accommodate frequent trading, the redemption fee will not be assessed on sales of shares or exchanges out of the Fund or other Money Market Funds offered by another prospectus. Redemption fees are also not charged on specified types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs or systematic withdrawal plans.

The Fund and the Adviser reserve the right to reject or restrict purchase or exchange requests from any investor and also reserve the right to close any account in which a pattern of excessive trading has been identified.

The Trust cannot guarantee that it will detect every market timer due to the limitations inherent in its technological systems. In addition, although the Fund will attempt to assess the redemption fee on all applicable redemptions, the Trust cannot guarantee that it will succeed in doing so. Although the Trust attempts to collect redemption fees uniformly, certain omnibus accounts or retirement plans that trade through financial intermediaries may be unable or unwilling to collect the redemption fee from their underlying accounts. Under Rule 22c-2 of the Investment Company Act of 1940, the Fund has entered into agreements with financial intermediaries obligating them to provide, upon the Fund’s request, information regarding their customers and their customer’s transactions in shares of the Fund. However, there can be no guarantee that all market timing will be detected in a timely manner, since the Fund will rely on the financial intermediaries to provide the trading information, and the Fund cannot be assured that the trading information, when received, will be in a format that can be quickly analyzed or evaluated by the Fund. The Trust reserves the right to modify its policies and procedures at any time without prior notice as the Fund deems necessary in its sole discretion to be in the best interest of fund shareholders, or to comply with state or Federal legal requirements.

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Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is accepted in proper form by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the sections on “Distribution Arrangements/Sales Charges” and “Exchanging Your Shares” for details.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone

(unless you have declined telephone sales privileges)
1.	Call 1-800-782-8183 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “Selling Your Shares—Verifying Telephone Redemptions”)

By mail or overnight service
(See “Selling Your Shares—Redemptions in Writing Required”)

1.	Write a letter of instruction indicating:
	•	your Fund and account number
	•	amount you wish to redeem
	•	address where your check should be sent
	•	account owner signature

2.	Mail to: HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845.

Wire Transfer

You must select this option on your account application. Call 1-800-782-8183 to request a wire transfer.

If you call by the cut-off time for redemptions (5:00 p.m. Eastern Time for the HSBC Investor Cash Management Fund), your payment will normally be wired to your bank on the same business day. Otherwise, it will be wired on the following business day. The Fund upon request may, in its sole discretion and subject to the needs of the Fund’s portfolio management team, seek to satisfy wire transfer requests on an intraday basis.

The Fund may charge a wire transfer fee.
NOTE: Your financial institution may also charge a separate fee.

Electronic Redemptions

Call 1-800-782-8183 to request an electronic redemption.
Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. If you call by 4:00 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

Your bank may charge for this service.

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Systematic Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. To activate this feature:

•	Make sure you’ve checked the appropriate box on the Account Application, or call 1-800-782-8183.
•	Include a voided personal check.
•	Your account must have a value of $10,000 or more to start withdrawals.
•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Check Redemption Service

You may write checks in amounts of $250 or more on your account in the Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days’ written notice. You may not close your Fund account by writing a check.

Redemptions In Writing Required

You must request redemptions in writing in the following situations:

1.	Redemptions from Individual Retirement Accounts (“IRAs”).
2.	Redemption requests requiring a signature guarantee, which include any of the following:
	•	Your account address has changed within the last 15 business days;
	•	The check is not being mailed to the address on your account;
	•	The check is not being made payable to the owner of the account;
	•	The redemption proceeds are being transferred to another Fund account with a different registration; or
	•	The redemption proceeds are being wired to bank instructions currently not on your account.

You must obtain a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

Redemptions Within 10 Days of Shares Purchased by Check

When you have made an investment by check and subsequently request a redemption you will not receive the redemption proceeds until the Fund’s Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days).

Delay in Payment of Redemption Proceeds

Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

Redemption Proceeds

Redemption proceeds are generally paid in cash, but the Fund reserves the right to pay all or part of any redemption proceeds in kind, that is, in securities with a market value equal to the redemption price. If the Fund makes a payment in securities, the securities will be valued in the same manner as NAV is calculated. The Fund may provide these

19

securities in lieu of cash without prior notice. You would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains you may realize from the sale, or from the sale of securities you receive.

Suspension of Redemptions

The Fund may suspend the right of redemption and postpone for more than seven days the date of payment upon redemption: (i) during periods when the New York Stock Exchange is closed other than for weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

Closing of Small Accounts

If your account falls below $50 due to redemptions, the Fund may ask you to increase your balance. If it is still below $50 after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable or Uncashed Checks

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV. No interest will accrue on amounts represented by uncashed redemption checks.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office, or which remains uncashed for more than six months, may be reinvested in the shareholder’s account at the then-current NAV, and if the Fund cannot locate the shareholder, the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date.

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Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund.

	Class A Shares	Class B Shares	Class C Shares	Class D Shares	Class E Shares	Class I Shares	Class Y Shares

Sales Charge	No front-	No front-end	No front-end	No front-end	No front-end	No front-end	No front-end
(Load)	end sales	sales charge.	sales charge.	sales charge.	sales charge.	sales charge.	sales charge.
	charge.	A contingent	A contingent
		deferred sales	deferred sales
		charge	charge
		(CDSC) may	(CDSC) may
		be imposed	be imposed
		on shares	on shares
		redeemed	redeemed
		within four	within one
		years after	year after
		purchase.	purchase.
Shares
automatically
convert to
Class A
Shares after 6
years.
Distribution	Subject to	Subject to	Subject to	Subject to	Subject to	No	No
(12b-1) and	annual	combined	combined	annual	annual	distribution	distribution
Service	shareholder	annual	annual	shareholder	shareholder	or service	or service
Fees	servicing	distribution	distribution	servicing	servicing	fees.	fees.
	fees of up	and	and	fees of up to	fees of up to
	to 0.60% of	shareholder	shareholder	0.25% of the	0.10% of the
	the Fund’s	servicing fees	servicing fees	Fund’s	Fund’s
	average	of up to	of up to	average	average
	daily net	1.00%	1.00%	daily net	daily net
	assets	annually of	annually of	assets	assets
	attributable	the Fund’s	the Fund’s	attributable	attributable
	to Class A	average daily	average daily	to Class D	to Class E
	Shares.	net assets	net assets	Shares.	Shares.
		attributable to	attributable to
		Class B	Class C
		Shares.	Shares.
Fund	Lower	Higher annual	Higher	Lower	Lower	Lower	Lower annual
Expenses	annual	expenses than	annual	annual	annual	annual	expenses than
	expenses	Class A, D,	expenses than	expenses	expenses	expenses	Class A, B,
	than Class	E, I or Y	Class A, D,	than Class	than Class	than Class	C, or D
	B or C	Shares.	E, I, or Y	A, B or C	A, B, C, D	A, B, C, D,	Shares.
	Shares.		Shares.	Shares.	or Y Shares	E, or Y
Shares.

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Distribution (12b-1) and Shareholder Service Fees

The Fund has adopted Distribution (“12b-1”) plans for Class A, Class B, Class C and Class D Shares. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will decrease the return on your investment and may cost you more than paying other types of sales charges. The Fund has adopted a Shareholder Services Plan for Class A, Class B, Class C, Class D, and Class E Shares. The Shareholder Services Plan provides that certain financial institutions and securities brokers (“Shareholder Servicing Agents”) provide certain services to the shareholders of the Fund, including performing certain shareholder account, administrative and service functions.

•	The 12b-1 fees vary by share class as follows:

•	Class A Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.
•

Class B and Class C Shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares, Class D Shares, Class E Shares and Class Y Shares.

•	Class D Shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund.
•	Class E Shares, Class I Shares and Class Y Shares do not pay a 12b-1 fee.
•

The higher 12b-1 fees on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an “up-front” sales charge. In particular, these fees help to defray the Distributor’s costs of advancing brokerage commissions to investment representatives.

•	In addition to the 12b-1 fees, Class A Shares are subject to a shareholder servicing fee of up to 0.60%. Class B, Class C and Class D Shares are subject to a shareholder servicing fee of up to 0.25%.
•	The aggregate of the 12b-1 fees and shareholder servicing fees will not exceed 0.60% for the Class A Shares, 1.00% for the Class B and Class C Shares, and 0.25% for Class D Shares.

Long-term Class B and Class C shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and shareholder service fees.

Class B Shares

Investors purchasing shares of the Fund will ordinarily purchase either Class A Shares, Class D Shares, Class E Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If you exchange shares of other HSBC Investor Funds for shares of the Funds and wish to sell your shares, Class B Shares may be subject to a contingent deferred sales charge (“CDSC”) when redeemed. See “Exchanging Your Shares.” Specifically, Class B Shares will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
more than 4	None

The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If you sell some but not all of your Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

In addition, Class B Shares are subject to an aggregate annual distribution and shareholder servicing fees of up to 1.00% of the Funds’ assets. Shareholders of Class B Shares pay higher annual expenses than shareholders of Class A Shares, Class D Shares, Class E Shares, Class I Shares, and Class Y Shares.

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Conversion Feature—Class B Shares

•

Class B Shares of the Fund will convert automatically to Class A Shares of the Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased.

•

After conversion, your shares will be subject to the lower combined distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
•

If you purchased Class B Shares of the Fund which you exchanged for Class B Shares of another HSBC Investor Fund, your holding period will be calculated from the time of your original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) you receive will equal the dollar value of the Class B shares converted.

Class C Shares

Class C Shares of the Fund are available for purchase by customers of certain HSBC Bank sweep programs.

Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If you purchase Class C Shares or exchange Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wish to sell your shares, your redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase. If you sell some but not all of your Class C Shares, shares not subject to the CDSC (i.e. shares purchased with reinvested dividends) will be redeemed first.

Unlike Class B Shares, Class C Shares have no conversion feature.

Waiver of CDSC—Class B Shares and Class C Shares

The following qualify for waivers of CDSCs:

•	Distributions following the death or disability of a shareholder.

•	Redemptions representing the minimum distribution from an IRA or a Custodial Account to a shareholder who has reached age 70 1/2.

•	Redemptions representing the minimum distribution from 401(k) retirement plans where such redemptions are necessary to make distributions to plan participants.

Distribution and Shareholder Servicing Arrangements—Revenue Sharing

The Adviser and its affiliates may, out of their own resources, assist in the marketing of the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources, and without cost to the Fund, make payments to selected financial intermediaries for shareholder recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the three. These payments are in addition to 12b-1 fees and sales charges borne by shareholders as well as any payments made by the Distributor. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

23

Exchanging Your Shares

You can exchange your shares in the Fund for shares of the same class of another HSBC Investor Fund, usually without paying additional sales charges (see “Notes on Exchanges”). No transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to HSBC Investor Funds, P.O. Box 182845, Columbus, Ohio 43218-2845 or by calling 1-800-782-8183. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

See “Selling Your Shares” for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited.

Notes on Exchanges

When exchanging from a Fund that has no sales charge or a lower sales charge to a fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Because the Fund maintains a stable $1.00 per share NAV, shareholders will typically not recognize gain or loss when they sell or exchange their shares because the amount realized will be the same as their tax basis in the shares.

Be sure to read carefully the prospectus of any fund into which you wish to exchange shares.

Class A Shares of any fund in the HSBC Investor Family of Funds may be exchanged for Class D Shares of the Fund only if you are otherwise eligible to receive them. In all other cases, you will receive Class A Shares of the Fund in exchange for your Class A Shares of the HSBC Investor Funds.

24

Delivery of Shareholder Documents

In an effort to reduce the cost associated with the printing and mailing of prospectuses, annual reports and semi-annual reports as well as reduce the likelihood of our shareholders receiving duplicative mailings, the Fund intends to mail only one prospectus and shareholder report to shareholders having the same last name and residing at a common address. If you wish to receive separate copies of the prospectuses and shareholder reports, please contact your Financial Advisor or registered representative at the institution where you have your account.

If you are a client of HSBC Securities (USA) Inc., please send your request to the address below:

HSBC Securities Mutual Funds
452 Fifth Avenue—2nd Floor
New York, New York 10018

If you have any questions regarding the delivery of shareholder documents, please call 1-888-525-5757.

If your account is direct with the Fund, please mail your request to the address below:

HSBC Investor Funds
P.O. Box 182845
Columbus, Ohio 43218-2845

The Funds will begin sending you individual copies of prospectuses and shareholder reports thirty days after receiving your request.

25

Dividends, Distributions and Taxes

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Class A Shares than for Class B and Class C Shares, because Class A Shares have lower operating expenses. Class D Shares receive a higher dividend than Class A Shares because Class D Shares have lower operating expenses. Class E Shares, Class I Shares and Class Y Shares receive the highest dividends because they have the lowest operating expenses. Net capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution, which will generally be taxable.

The following information related to tax matters is meant as a general summary for U.S. taxpayers. Please see the Fund’s SAI for more information. Because everyone’s tax situation is unique, you should rely on your own tax advisor for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

•	The Fund generally will not have to pay income tax on amounts it distributes to shareholders, although shareholders will be taxed on distributions they receive.
•	Any income the Fund receives and any capital gain that the Fund derives is paid out, less expenses, to its shareholders.
•

The Fund will generally pay dividends from net investment income on a monthly basis and any capital gains will generally be distributed at least on an annual basis. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be automatically invested in additional shares of the Fund. Dividends and distributions are treated in the same manner for federal and state income tax purposes whether you receive them in cash or in additional shares.

•

Dividends are paid monthly. Capital gains are distributed at least annually. Unless a shareholder elects to receive dividends in cash, dividends will be automatically invested in additional shares of the Fund.

•	Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.
•	Dividends from the Fund are generally not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.
•	Dividends attributable to interest income are generally taxable as ordinary income.

Certain items, called tax-preference items, which are tax-exempt for purposes of computing ordinary federal income tax liability are taxable for alternative minimum tax purposes.

•

If the Fund designates a dividend as a capital gain distribution (e.g., when the Fund has a gain from the sale of an asset the Fund held for more than one year), you will pay tax on that distribution at the long-term capital gains tax rate, no matter how long you have held your Fund shares.

•	Distributions of short-term capital gain (e.g., when the Fund has a gain from the sale of an asset it held for one year or less) are taxable at ordinary income tax rates.

•

Dividends are taxable in the year in which they are paid or deemed paid, even if they appear on your account statement the following year. If the Fund declares a dividend in October, November, or December of a year and distributes the dividend in January of the next year, you may be taxed as if you received it in the year declared rather than the year received.

•

There may be tax consequences to you if you dispose of your shares in the Fund, for example, through redemption, exchange or sale. The amount of any gain or loss and the rate of tax will depend mainly upon how much you paid for the shares, how much you sell them for, and how long you held them.

•

You will be notified by February 15th each year about the federal tax status of distributions made by the Fund. The notice will tell you which dividends and redemptions must be treated as taxable ordinary income and which (if any) are short-term or long-term capital gain. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

26

•

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding, which is applicable to all U.S. citizens, is not an additional tax, but is a method in which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

•

Foreign shareholders are generally subject to special withholding requirements. If the Fund elects to designate distributions of interest and short-term capital gains, such distributions may be paid to foreign shareholders free of withholding through 2009.

•

If you invest through a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on dividends or capital gains until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

•	There is a penalty on certain pre-retirement distributions from retirement accounts.

27

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

Once the Fund commences operations, its annual and semi-annual reports to shareholders will contain additional information on the Fund’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and legally considered a part of this prospectus.

You can get free copies of the Fund’s annual and semi-annual reports and the SAI and prospectuses of other funds in the HSBC Investor Family of Funds from the Funds’ website at www.investorfunds.us.hsbc.com. You can also obtain these items or request other information, and discuss your questions about the Funds, by contacting a broker or bank through which shares of the Funds may be purchased or sold, or contact the funds at:

HSBC Investor Funds P.O. Box 182845 Columbus, Ohio 43218-2845 Telephone: 1-212-525-5750 or 1-877-244-2424

You can review and copy the Fund’s annual and semi-annual reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington D.C. You can get text-only copies:

•

For a duplicating fee, by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090 or 1-800-SEC-0330.

•	Free from the Commission’s Website at www.sec.gov.

Investment Company Act File No. 811-04782
HSB-PU-CME-1209

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STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR FUNDS

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND
HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND
HSBC INVESTOR PRIME MONEY MARKET FUND
HSBC INVESTOR TAX-FREE MONEY MARKET FUND
HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND
HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

P.O. Box 182845
Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Funds	Sub-Administrator (“Citi” or “Sub-Administrator”)
(“HSBC” or “Adviser” and “Administrator”)
Foreside Distribution Services LP
(“Distributor”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUNDS DATED DECEMBER 1, 2009 (for the Class E Shares) OR FEBRUARY 27, 2009 (for the Funds’ other share classes) (the “Prospectus”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Investor Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectuses dated December 1, 2009 of the Trust by which shares of each Fund listed above are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

The Funds’ current audited financial statements dated October 31, 2008 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2008 as filed with the Securities and Exchange Commission (“SEC”). The Funds’ current unaudited financial statements dated April 30, 2009 are hereby incorporated herein by reference from the Semi-Annual Report of the Funds dated April 30, 2009 as filed with the SEC.

December 1, 2009

i

ii

iii

GENERAL INFORMATION

          The HSBC Investor California Tax-Free Money Market Fund (“California Tax-Free Money Market Fund”), HSBC Investor New York Tax-Free Money Market Fund (“New York Tax-Free Money Market Fund”), HSBC Investor Prime Money Market Fund (“Prime Money Market Fund”), HSBC Investor Tax-Free Money Market Fund (“Tax-Free Money Market Fund”), HSBC Investor U.S. Government Money Market Fund (“Government Money Market Fund”) and HSBC Investor U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”) (each a “Fund” and together, the “Funds”) are separate series of HSBC Investor Funds, an open-end management investment company. Each Fund is a money market fund that must comply with the requirements of the SEC’s Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and, by virtue of compliance with the diversification requirements of Rule 2a-7, is deemed to have satisfied the diversification requirements of the 1940 Act. Each Fund has its own distinct investment objective and policies. Each Fund is described in this SAI. Shares of the Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund are divided into seven separate classes, Class A, Class B, Class C, Class D, Class E, Institutional Class (the “Class I Shares”), and Class Y Shares. Shares of the California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are divided into six separate classes, Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class E Shares and Class Y Shares.

          See “Purchase of Shares” for information about the various classes and eligibility to invest therein.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

          The following information supplements the discussion of the investment objective, policies, and risks of each Fund in the Funds’ Prospectus.

          Each Fund covered by this SAI is a money market fund that follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share. There is no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. In addition, there can be no assurance that the investment objective of a Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of a Fund are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of Fund shareholders. If there is a change, shareholders should consider whether a Fund remains an appropriate investment in light of their then-current financial position and needs.

          For purposes of any minimum requirements set forth herein that are based upon a Nationally Recognized Statistical Ratings Organization’s (“NRSRO”) ratings categories, if no sub-categories or gradations are specified, the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable).

HSBC INVESTOR CALIFORNIA TAX-FREE MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal and California personal income taxes as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, in obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and California personal income taxes (“California Municipal Obligations”). This policy is fundamental and may not be changed without shareholder approval. In determining the tax status of interest on California Municipal Obligations, the Adviser relies on opinions of bond counsel, who may be counsel to the issuer of those obligations.

          The Fund may invest in high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper), fixed rate and variable rate obligations.

          Although under normal circumstances the Fund will invest 80% of its net assets in California Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable California Municipal Obligations are not available for investment, the Fund may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from federal income tax but is subject to California State personal income taxes. The Fund may invest up to 20% of its net assets in obligations, the interest income on which is subject to federal and California State personal income taxes. In addition, income attributable to certain municipal obligations may be subject to the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.

          The Fund may invest up to 20% of its assets in participation interests issued by banks, insurance companies or other financial institutions, in industrial development bonds and other municipal obligations. In view of this possible “concentration” in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the financial industry and the risks which such an investment may entail. See “Variable Rate Instruments and Participation Interests” in the Investment Techniques section below.

          All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments in the Fund’s portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund’s portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, although the stated maturities may be in excess of 397 days. See “Variable Rate Instruments and Participation Interests” in the Investment Techniques section below.

          As a fundamental policy, the investments of the Fund are made primarily (i.e., at least 80% of its net assets under normal circumstances) in:

(1)

Municipal bonds with remaining maturities of 397 days or less that at the date of purchase are rated Aaa or Aa by Moody’s Investors Service, Inc. (“Moody’s”), AAA or AA by Standard & Poor’s Rating Services (“Standard & Poor’s”) or AAA or AA by Fitch, Inc. (“Fitch”) or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust on the basis of a credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interest;

(2)

Municipal notes with remaining maturities of 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody’s, SP-1+, SP-1 or SP-2 by Standard & Poor’s or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust (The principal kinds of municipal notes are tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund’s investments may be concentrated in municipal notes of California issuers.); and

(3)

Municipal commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody’s, A-1+, A-1 or A-2 by Standard & Poor’s, or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by or on behalf of the Board of Trustees of the Trust. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

          Since the Fund will invest its assets in the obligations of a limited number of issuers located in California, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a geographically more diversified investment company would be. The

Fund may also invest 25% or more of its assets in obligations that are related in such a way that an economic, business or political development or change affecting one of the obligations would also affect the other obligations including, for example, obligations the interest on which is paid from revenues of similar type projects.

HSBC INVESTOR NEW YORK TAX-FREE MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, in obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions, the interest on which is exempt from regular federal income tax, and New York State and New York City personal income taxes (“New York Municipal Obligations”). This policy is fundamental and may not be changed without shareholder approval. In determining the tax status of interest on municipal obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

          Although under normal circumstances the Fund will invest at least 80% of its net assets in New York Municipal Obligations, market conditions may from time to time limit the availability of such obligations. To the extent that acceptable New York Municipal Obligations are not available for investment, the Fund may purchase municipal obligations issued by other states, their authorities, agencies, instrumentalities and political subdivisions, the interest income on which is exempt from federal income tax but is subject to New York State and New York City personal income taxes. The Fund may invest up to 20% of its net assets in obligations, the interest income on which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax. Uninvested cash reserves may be held temporarily for the Fund pending investment.

          The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions, in industrial development bonds and other municipal obligations. In view of this possible “concentration” in bank participation interests, an investment in the Fund should be made with an understanding of the characteristics of the financial industry and the risks which such an investment may entail. See “Investment in the Banking Industry” in the Investment Techniques section below.

          All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Fund’s portfolio (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in the Fund’s portfolio are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until the Fund would be entitled to payment pursuant to demand rights, although the stated maturities may be in excess of 397 days. See “Variable Rate Instruments and Participation Interests” in the Investment Techniques section below.

          As a fundamental policy, the investments of the Fund are made primarily (i.e., at least 80% of its net assets under normal circumstances) in:

(1)

Municipal bonds with remaining maturities of 397 days or less that at the date of purchase are rated Aaa or Aa by Moody’s, AAA or AA by Standard & Poor’s or AAA or AA by Fitch or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust on the basis of a credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance policy issued in support of the bonds or the participation interest;

(2)

Municipal notes with remaining maturities of 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody’s, SP-1+, SP-1 or SP-2 by Standard & Poor’s or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, are of comparable quality as determined by or on behalf of the Board of Trustees of the Trust (The principal kinds of municipal notes are tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The Fund’s investments may be concentrated in municipal notes of New York issuers.); and

(3)

Municipal commercial paper that at the date of purchase is rated Prime-1 or Prime-2 by Moody’s, A-1+, A-1 or A-2 by Standard & Poor’s or F-1+, F-1 or F-2 by Fitch or, if not rated by any of these rating agencies, is of comparable quality as determined by or on behalf of the Board of Trustees of the Trust. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

          Subject to the fundamental policy, the New York Tax-Free Money Market Fund may invest in taxable securities (such as U.S. Government obligations or certificates of deposit of domestic banks). If the Trust invests on behalf of the New York Tax-Free Money Market Fund in taxable securities, such securities will, in the opinion of the Adviser, be of comparable quality and credit risk with the New York Municipal Obligations described above.

          As a non-diversified fund, the Fund is not subject to the general restrictions under the 1940 Act with respect to limiting the amount of the Fund’s assets that may be invested in any one issuer; however, as a money market fund, the Fund is subject to certain diversification requirements under Rule 2a-7. Since the Fund may invest a relatively high percentage of the Fund’s assets in the obligations of a limited number of issuers, the value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the value of shares of a diversified investment company would be. The Fund may also invest 25% or more of its assets in obligations that are related in such a way that an economic, business or political development or change affecting one of the obligations would also affect the other obligations including, for example, obligations the interest on which is paid from revenues of similar type projects, or obligations the issuers of which are located in the same state.

HSBC INVESTOR PRIME MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations. Examples of these instruments include:

-	bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

-	time deposits: non-negotiable deposits maintained in banking institutions for specified periods of time and stated interest rates.

-

bankers’ acceptances: negotiable drafts or bills of exchange that have been “accepted” by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

-	prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

-	corporate obligations: high-grade, short-term corporate obligations (other than prime commercial paper).

-	municipal obligations: high-grade, short-term municipal obligations.

-	Government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.

-	repurchase agreements: collateralized by U.S. Treasury or U.S. Government agency obligations.

          The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two NRSROs (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

          The Fund may invest without limit in the domestic banking industry when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in such industry justify any additional risks associated with the concentration of the Fund’s assets in the industries.

HSBC INVESTOR TAX-FREE MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income exempt from regular federal income tax as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval.

          The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P- 1) by at least two NRSROs (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

HSBC INVESTOR U.S. GOVERNMENT MONEY MARKET FUND

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets, plus any borrowings for investment purposes, in debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations. This policy is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs.

          All investments on behalf of the Fund (i.e., 100% of the Fund’s investments) mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments held in the Fund’s portfolio (on a dollar-weighted basis) is 90 days or less. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities which are subject to repurchase agreements with recognized securities dealers and banks.

          The Fund invests in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, notes and bonds, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the “full faith and credit” of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal National Mortgage Association (“FNMA”), and (iii) obligations of the Federal Farm Credit Bank, respectively.

HSBC INVESTOR U.S. TREASURY MONEY MARKET FUND

          The investment objective of the Fund is to provide as high a level of current income as is consistent with preservation of capital and liquidity.

          Under normal circumstances, the Fund is required to invest at least 80% of its net assets, plus any borrowings for investment purposes, in direct obligations of the U.S. Treasury which have remaining maturities not exceeding thirteen months. This policy is not fundamental and may be changed by the Board of Trustees of the Trust upon 60 days notice to Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of their then-current financial position and needs. The Fund’s current policy is to invest exclusively in obligations of the U.S. Treasury, however the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. Additionally, the Fund may elect to hold uninvested cash with the Fund’s custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

          The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities. They are direct obligations of the U.S. Government and differ primarily in the length of their maturity. Treasury bills, the most frequently issued marketable U.S. Government security, have a maturity of up to one year and are issued on a discount basis. The Fund may not enter into loans of its portfolio securities, nor may the Fund invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. The Fund will not invest in repurchase agreements.

QUALIFYING AS A REGULATED INVESTMENT COMPANY

          The Trust intends to qualify each Fund as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify under current law, at the close of each quarter of each Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies.

INVESTMENT TECHNIQUES

          Each Fund invests in a variety of securities and in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI) employs a number of investment techniques. Each security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Funds as indicated in the table, and the main risks associated with those techniques.

          The Funds indicated in the table for each investment technique identified below are those to which the section of disclosure is directly relevant. For the purposes of this section, the California Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and Tax-Free Money Market Fund are collectively referred to as “Tax-Free Money Market Funds.” Generally, if a particular investment type or technique is not indicated as being applicable to particular Funds, the risks of such investments will not be material to the investment strategies employed by such Funds, although the omission of a Fund from a particular technique does not necessarily imply that such Fund is prohibited from the use of such technique in all circumstances.

TYPE OF INVESTMENT OR TECHNIQUE	Prime Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund	Tax-Free Money Market Funds
Foreign Securities	X
Illiquid Investments, Rule 144A Securities, and Section 4(2) Securities	X	X	X	X
Investments in Other Investment Companies	X			X
Lending of Portfolio Securities	X	X		X
Municipal Obligations				X
Obligations of Personal and Business Credit Institutions	X			X
Participation Interests				X
Repurchase Agreements	X	X	X*	X
Municipal Obligations				X
Selection of Money Market Investments	X	X	X	X
Sovereign and Supranational Debt Obligations	X
Stand-by Commitments				X
Taxable Securities Considerations				X
U.S. Government Securities	X	X	X	X
Variable Rate Instruments and Participation Interests				X
When-Issued Municipal Obligations				X

* The U.S. Treasury Money Market Fund may invest in repurchase agreements collateralized by U.S. Treasury obligations.

FOREIGN SECURITIES

          The Money Market Fund may invest in securities of foreign issuers. Such investments by the Money Market Fund may be made in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

          Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on a Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES

          All Funds may invest up to 10% of their net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”) or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

          The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

          Subject to certain restrictions, each Fund (except for the U.S. Treasury Money Market Fund) may invest in securities issued by other investment companies. Such securities will be acquired by a Fund within the limits prescribed by the 1940 Act and the rules thereunder. Certain Funds have investment restrictions which limit there ability to invest in other investment companies. In particular, among other restrictions, the Prime Money Market Fund and the U.S. Government Money Market Fund may not purchase securities of open-end investment companies. (See “Investment Restrictions” for a further description of such limitations.) Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees.

          The Trust may, in the future, seek to achieve any Fund’s investment objective (subject to applicable investment restrictions) by investing all of a Fund’s assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the investment advisory contract for a Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of a Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

          In cases where (1) a Fund has an investment policy to invest under normal circumstances at least 80% of its net assets in a particular type or category of securities, and (2) the Fund invests in another investment company that has a similar investment policy requiring it to invest under normal circumstances at least 80% of its net assets in that type or category of securities, the Fund will treat 80% of its investment in the other investment company as meeting the requirements of the Fund’s policy concerning the investment of at least 80% of the Fund’s net assets.

LENDING OF PORTFOLIO SECURITIES

          The Funds (except for the U.S. Treasury Money Market Fund) may each lend portfolio securities in an amount up to 33 1/3% of the Fund’s net assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities earn income for a Fund and are collateralized by cash, cash equivalents or U.S. Government securities. A Fund might experience a loss if the financial institution defaults on the loan. The borrower at the initiation of the loan must deposit with a Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities, and then must continue to make deposits as necessary to maintain collateral of at least 100% of the value of the loaned securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, a Fund must terminate the loan and vote the securities. Alternatively, a Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. A Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MUNICIPAL OBLIGATIONS

The Tax-Free Money Market Funds seek their investment objectives by investing primarily in short-term, high quality, fixed rate and variable rate obligations issued by a state, territory or possession of the United States, and their authorities, agencies, political subdivisions and instrumentalities and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests issued by banks, insurance companies or other financial institutions with respect to such obligations. (Such obligations whether or not the interest thereon is subject to the federal alternative minimum tax, are referred herein as “Municipal Obligations.”) In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

OBLIGATIONS OF PERSONAL AND BUSINESS CREDIT INSTITUTIONS (BANKING INDUSTRY)

          The Money Market Fund and the Tax-Free Money Market Funds may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in those industries justify any additional risks associated with the concentration of the Fund’s assets in those industries. The Money Market Fund, Tax-Free Money Market Fund, New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser’s knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by a Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund.

PARTICIPATION INTERESTS

          The Tax-Free Money Market Funds may purchase participation interests from banks, insurance companies or other financial institutions, in all or part of specific holdings of Municipal Obligations. Each of these Funds have the right to sell the participation interest back to the issuer and draw on the letter of credit or guarantee for all or any part of the full principal amount of the participation interest in the security, plus accrued interest. In some cases, these rights may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund’s high credit standards at the time of purchase of the participation interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of the seller. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. Each of the California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund will not invest more than 5% of its assets in participation interests. The California Tax-Free Money Market Fund and New York Tax-Free Money Market Fund have no current intention of purchasing any participation interests in the foreseeable future.

REPURCHASE AGREEMENTS

          The Funds may invest in repurchase agreements. The U.S. Treasury Money Market Fund may invest in repurchase agreements only in respect of direct obligations of the U.S. Treasury. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer’s funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to a Fund’s custodian bank either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. A Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of a Fund’s assets in repurchase obligations are designed to minimize the Fund’s risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

          The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time a Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Funds have each adopted and follow procedures which are intended to minimize the risks of repurchase agreements. For example, each Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

          All repurchase agreements entered into by the Funds are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust’s Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust’s Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by a Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

SELECTION OF MONEY MARKET INVESTMENTS

          The Funds invest in fixed income securities. The value of the fixed income securities in a Fund’s portfolio can be expected to vary inversely with changes in prevailing interest rates. Although each Fund’s investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

          The Funds (except the U.S. Treasury Money Market Fund) may each invest in bank certificates of deposit and bankers’ acceptances and, with respect to the Money Market Fund only, time deposits issued by banks having deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. Should the Trustees decide to reduce this minimum deposit requirement, shareholders would be notified and the Prospectus supplemented.

          Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the Treasury.

          Considerations of liquidity and preservation of capital mean that a Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Funds will each attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Funds will each also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by a Fund, may result in frequent changes in the Fund’s portfolio. Portfolio turnover may give rise to taxable gains. The Funds do not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

          The Money Market Fund may invest in sovereign and supranational debt obligations. To the extent the Money Market Fund invests in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

STAND-BY COMMITMENTS

          The Tax-Free Money Market Funds may invest in stand-by commitments. When a Fund purchases municipal obligations it may also acquire stand-by commitments from banks with respect to such municipal obligations. The Tax-Free Money Market Funds also reserve the right, and may in the future, subject to receipt of an exemptive order pursuant to the 1940 Act, acquire stand-by commitments from broker-dealers. There can be no assurance that such an order will be granted. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at a Fund’s option a specified municipal obligation at a specified price. A stand-by commitment is the equivalent of a “put” option acquired for a Fund with respect to a particular municipal obligation held for it.

          Each of the Tax-Free Money Market Funds intend to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The purpose of this practice is to permit the Tax-Free Money Market Funds to be fully invested in municipal obligations, and to the extent possible municipal obligations, while preserving the necessary liquidity to purchase municipal obligations on a “when-issued” basis, to meet unusually large redemptions and to purchase at a later date municipal obligations other than those subject to the stand-by commitment.

          The amount payable to a Fund upon the exercise of a stand-by commitment normally is (1) the acquisition cost of the municipal obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the underlying municipal obligation is valued at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying municipal obligation. Stand-by commitments are valued at zero for purposes of computing the net asset value per share of a Fund.

          The stand-by commitments that a Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the municipal obligations at the time the commitment is exercised, the fact that the commitment is not marketable by the Fund, and the fact that the maturity of the underlying Municipal Obligation will generally be different from that of the commitment.

TAXABLE SECURITIES CONSIDERATIONS

          Although the Tax-Free Money Market Funds will normally invest at least 80% of their net assets in tax exempt obligations, each Fund may invest up to 20% of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax.

          The kinds of taxable securities in which New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund’s assets may be invested are limited to the following short-term, fixed income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. Government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody’s, A-l+, A-1 or A-2 by Standard & Poor’s or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of domestic banks with assets of $1 billion or more; and (4) repurchase agreements with respect to municipal obligations or other securities which the Funds are permitted to own. Under circumstances where the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund’s assets may be invested in taxable securities, the Funds may be invested in municipal obligations, the income from which is subject to the alternative minimum tax.

U.S. GOVERNMENT SECURITIES

          The Funds may each invest in U.S. Government securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. The U.S. Treasury Money Market Fund invests only in obligations of the U.S. Treasury and therefore may not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

          Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

          The Tax-Free Money Market Funds may each invest in variable rate instruments, which provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or “putting” such instrument to a third party.

          Investments in floating or variable rate securities normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury bonds or bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on short notice at par plus accrued interest. While there is usually no established secondary market for issues of this type of security, the dealer that sells an issue of such securities frequently also offers to repurchase such securities at any time, at a repurchase price which varies and may be more or less than the amount the bondholder paid for them.

          Because of the variable rate nature of the instruments, during periods when prevailing interest rates decline, a Fund’s yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, a Fund’s yield will increase and its shareholders will have reduced risk of capital depreciation. In certain cases, the interest rate index on which an instrument’s yield is based may not rise and fall to the same extent or as quickly as the general market for municipal obligations. The value of these instruments may be more volatile than other floating rate municipal obligations.

          Certain floating or variable rate obligations that may be purchased by the Tax-Free Money Market Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

          The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed for a Fund through the demand feature, an obligation matures on a specified date which may range up to 30 years from the date of issuance.

“WHEN-ISSUED” MUNICIPAL OBLIGATIONS

          The Tax-Free Money Market Funds may each invest in “when-issued” municipal obligations. New issues of municipal obligations may be offered on a “when-issued” or “forward delivery” basis. The payment obligation and the interest rate that will be received on the municipal obligations offered on this basis are each fixed at the time a Fund commits to the purchase, although settlement, i.e., delivery of and payment for the municipal obligations, takes place beyond customary settlement time (but normally within 45 days of the commitment). Between the time a Fund commits to purchase the “when-issued” or “forward delivery” municipal obligation and the time delivery and payment are made, the “when-issued” or “forward delivery” municipal obligation is treated as an asset of the Fund and the amount which the Fund is committed to pay for that municipal obligation is treated as a liability of the Fund. No interest on a “when-issued” or “forward delivery” municipal obligation is accrued for a Fund until delivery occurs. Although the Tax-Free Money Market Funds only make commitments to purchase “when-issued” or “forward delivery” municipal obligations with the intention of actually acquiring them, each Fund may sell these obligations before the settlement date if deemed advisable by the Adviser.

          Purchasing municipal obligations on a “when-issued” or “forward delivery” basis can involve a risk that the yields available in the market on the settlement date may actually be higher (or lower) than those obtained in the transaction itself and, as a result, the “when-issued” or “forward delivery” municipal obligation may have a lesser (or greater) value at the time of settlement than a Fund’s payment obligation with respect to that municipal obligation. Furthermore, if a Fund sells the “when-issued” or “forward delivery” municipal obligation before the settlement date or if a Fund sells other obligations from the Fund’s portfolio in order to meet the payment obligations, a Fund may realize a capital gain, which is not exempt from federal or state income taxation.

          Municipal obligations purchased on a “when-issued” or “forward delivery” basis and the securities held in a Fund’s portfolio are subject to changes in value (both generally changing in the same way, that is, both experiencing appreciation when interest rates decline and depreciation when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a “when-issued” or “forward delivery” basis, short-term obligations that offer same day settlement and earnings normally are purchased. Although short-term investments normally are in tax-exempt securities, short-term taxable securities may be purchased if suitable short-term tax-exempt securities are not available. At the time a Fund enters into a transaction on a “when-issued” or forward delivery basis, it will segregate cash, cash equivalents or high quality debt securities equal to the amount of the “when-issued” or “forward delivery” commitment. For the purpose of determining the adequacy of the securities segregated, the securities are valued at market value. If the market value of such securities declines, additional cash or high quality debt securities are segregated daily so that the value of the segregated securities equals the amount of the Fund’s commitments. On the settlement date of the “when-issued” or “forward delivery” securities, a Fund’s obligations are met from then-available cash flow, sale of segregated securities, sale of other securities or, although not normally expected, from sale of the “when-issued” or “forward delivery” securities themselves (which may have a value greater or lesser than a Fund’s payment obligations).

SPECIAL RISK FACTORS

RISK FACTORS AFFECTING INVESTMENTS IN CALIFORNIA MUNICIPAL OBLIGATIONS

          The information set forth below constitutes only a brief summary of a number of complex factors which may impact issuers of California Municipal Bonds. The information is derived from sources that are generally available to investors, including information promulgated by the State’s Department of Finance and State’s Treasurer’s Office. Such information has not been independently verified by the Fund, the Fund assumes no responsibility for the completeness or accuracy of such information, and such information will not be updated during the year. The information is intended to give recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of California (or, the “State”).

          Investments in California municipal obligations may be particularly affected by political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California governmental issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. It should be noted that the financial strength of local California issuers and the creditworthiness of obligations issued by local California issuers is not directly related to the financial strength of the State or the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

          With a gross state product in excess of $1 trillion, California’s economy is the largest state economy in the United States. In addition to its size, California’s economy is diverse, with no industry sector accounting for more than one-quarter of the State’s output. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, entertainment, real estate and financial services, and may be sensitive to economic factors affecting those industries.

          California, like the rest of the nation, has experienced a severe economic downturn. The outlook for the national economy is for slower growth for 2009. Real GDP is projected to shrink 2.2% in 2009, and unemployment rose to 7.6% in January 2009. The nation’s economic difficulties are expected to continue into 2010, with a projected growth in real GDP of 1.5% with unemployment exceeding 9%. The outlook for the California economy is for negative growth in 2009, followed by weak growth in 2010. Both the California and national economies continue to face falling home prices, worsening credit availability, shrinking equity values and growing job losses. Both economies are likely to be very weak in the first half of 2009 and it is difficult to gauge how long it will be before the economies recover. As a result of these economic difficulties, estimates have projected that California could face a budget deficit in fiscal year 2008-09 of $14.8 billion that could grow to $41.6 billion in fiscal year 2009-10 if unaddressed. In light of these projections, California has taken certain measures, including layoffs of state employees and the halting of public works projects.

          The housing slump has been deeper in California than in many other states, and declining prices and increasing subprime mortgage rates have led to record mortgage delinquencies and home foreclosures in California. Upward resets of subprime mortgage rates have made payments unaffordable for many borrowers in the State, and several large financial institutions have reported substantial losses on subprime mortgages and securities backed by these mortgages. In addition, uncertainty about the mortgage market and increased financial market volatility have prompted lenders to tighten credit standards. Sales of existing single-family detached homes were down 26% in 2007 and 21% for the first four months of 2008, as compared to the same periods in 2006. New housing permits were down 37% in 2007 and 60% for the first seven months of 2008, as compared to the same periods in 2006. The median price of sold existing homes was $350,140 in August 2008, 40.5% lower than August 2007. Private-sector nonresidential building also continued to slow in 2008. Nonetheless, the State’s housing sector may be showing signs of recovery as residential permits appear to be stabilizing at low levels and monthly job construction losses have become smaller. Sales of existing homes have picked up considerably, although distressed properties account for a significant portion of those sales.

          Employment data also reflect the difficult economy. Nonfarm payroll employment is forecast to fall by 1.6% in 2009 and 0.5% in 2010, as compared to a 0.6% decline in 2008. The State’s unemployment rate rose from 5.9% in January 2008 to 8.4% in November 2008. The Governor’s office has forecast that the State’s unemployment rate could exceed 10% during some periods of 2009 and 2010. Personal income in California is projected to grow 2% in 2009 and 2.1% in 2010, as compared to 3.7% in 2008. Taxable sales in California have continued to decelerate, with third quarter 2008 sales 4% lower than second quarter sales. New vehicle registrations also continued to fall.

          General Fund revenue collections for the month of September 2008 were $923 million below forecast, and the revenues collected in November 2008 amounted to $1.3 billion, or 18.5% below expectations. In a statement released October 1, 2008, State Controller John Chiang indicated that based on projected declines in revenues coupled with questionable cash solutions in the State Budget, California will need to borrow $7 billion to meet all of its obligations through the fiscal year ending June 30, 2009. The State sold $5 billion of Revenue Anticipation Notes (RANs) in a public offering during the week of October 13, 2008, but cancelled the November sale of the remaining $2 billion in RANs. Governor Schwarzenegger indicated that if California is unable to obtain the necessary level of financing to maintain government operations, it may be forced to turn to the Federal Treasury for short-term financing.

          California’s general obligation bond ratings have improved significantly in recent years. Fitch upgraded $38.5 billion in California’s general obligation bonds on June 9, 2006 from A to A+, where they have remained. Fitch cited California’s continuing economic recovery, strong revenue performance, and continued progress in reducing fiscal imbalances. Also affected by the upgrade were the Veterans general obligation bonds and the state’s lease-revenue bonds.

          In February 2009, S&P lowered the State’s general obligation (GO) bond rating to A from A+. S&P cited the State’s inability to reach an agreement on a mid-year budget revision and its rapidly eroding cash position. However, the S&P’s rating of the State’s lease-revenue supported debt remained at A, after its upgrade from A- in May 2006.

          Also in May, 2006, Moody’s Investors Service upgraded California’s general obligation (GO) bonds to A1 from A2 and they have remained unchanged. Moody’s cited the State’s strong economy and increased tax revenues. The upgrade affected approximately $38.3 billion of outstanding state GO bonds, $6.5 billion of General Fund supported lease revenue bonds and judgment obligations, and $3.2 billion of General Fund-enhanced tobacco settlement bonds.

          There can be no assurance that such ratings will be maintained in the future. The State’s credit rating, and any future revisions or withdrawal of a credit rating, could have a negative effect on the market price of the State’s general obligation bonds, as well as notes and bonds issued by California’s public authorities and local governments. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Further, downgrades can negatively impact the marketability and price of securities in the Fund’s portfolio.

          The State is party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

          Constitutional and statutory amendments as well as budget developments may affect the ability of California issuers to pay interest and principal on their obligations. The overall effect may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

          On September 23, 2008, California Governor Arnold Schwarzenegger signed the State’s Budget, which came a record 85 days late. The 2008 Budget Act addressed the projected $24.3 billion budget deficit and projected a modest reserve of $1.7 billion in 2008-09, although it projected a deficit of $1.0 billion in 2009-10. While the Budget did not resolve the State’s persistent structural budget deficit, it included a budget reform measure that is aimed at stabilizing the Budget while avoiding borrowing from local governments or transportation funds. Expenditure reductions account for 47% of all savings, more than any other category.

As a result of these reductions, the Budget held General Fund spending to virtually no growth in 2008-09 — $103.4 billion in 2008-09 compared to $103.3 billion in 2007-08. The Budget included a reduction of $850 million in the General Fund, or 1% below the amounts proposed in the budget bill adopted by the Legislature. This reduction is due to: (i) $510 million in General Fund vetoes; and (ii) $340 million in General Fund savings due to the delay in enacting this Budget and the effect of Executive Order S-09-08. The budget delay slowed or halted many activities of government for nearly three months, and the Executive Order terminated the services of temporary employees and reduced overtime for State employees.

          In light of economic developments since enactment of the 2008 Budget, Governor Schwarzenegger ordered a special session of the Legislature and proposed a variety of spending reductions and revenue increases to bring spending closer in line with available revenues. Governor Schwarzenegger declared a fiscal emergency for the second time in December 2008, stating that the budget deficit will reach $41.6 billion through June 2010 if no action is taken. The Governor has called for a combination of $4.5 billion in cuts and $4.7 billion in new revenues from tax law changes to address California’s widening $15 billion deficit. The proposals include a plan to temporarily increase State sales tax to 8.75% from 7.25% for 3 years, as well as adding a 9.9%-per-barrel severance tax on oil drilled in the State. Despite these efforts to close the budget gap, it is anticipated that there will be a substantial budget deficit in 2009-10. As of the Governor’s 2008-09 special session, the California Department of Finance estimates that General Fund revenues will be approximately $567 million lower in 2007-08, $10.7 billion lower in 2008-09, and $13 billion lower in 2009-10 than earlier projections.

          The 2009-10 Governor’s Budget, released on January 9, 2009 projected a current year deficit of $14.8 billion, which, if unaddressed, could grow to $41.6 billion by the end of the 2009-10 fiscal year. The Budget includes additional revenue measures but projects that 2008-09 General Fund revenues will still decrease by $10.9 billion from the 2008 Budget Act level. The proposed revenue measures are projected to increase revenues by 7.2% in 2009-10 compared to the revised 2008-09 revenue estimate. To close the projected shortfall, the administration has proposed to reduce General Fund expenditures by $11 billion from the 2008 Budget Act level, and increase expenditures by 3.4% in 2009-10 compared to the revised 2008-09 expenditure levels. The Budget noted that it will not be possible for the State to continue managing its cash flow into the budget year in the absence of a substantial infusion of cash. The Budget proposes selling reimbursement warrants (“RAWs”) in July 2009, which the Budget proposes repaying no later than June 30, 2011.

          On January 16, 2009, in the face of a nearly $42 billion budget deficit, the State announced that it would delay the distribution of state tax refunds. On February 17, 2009, after the state Legislature was unable to agree on a budget, the Governor announced layoffs of 10,000 government workers and the halting of the last 275 state-funded public works projects still in operation. Closing these projects will save the state an estimated $3.8 billion this year.

          Additional information can be found on the website of the Department of Finance of the State of California at http://www.dof.ca.gov/.

RISK FACTORS AFFECTING INVESTMENTS IN NEW YORK MUNICIPAL OBLIGATIONS

          The Trust intends to invest a high proportion of the New York Tax-Free Money Market Fund’s assets in New York municipal obligations. The summary set forth below is included for the purposes of providing a general description of New York State (or the “State”) and New York City (or the “City”) credit and financial conditions, and does not purport to be complete. The information is derived from sources that are generally available to investors, and such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the accuracy or completeness of such information, and such information will not be updated during the year. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk inherent in the Fund’s concentration in such obligations versus the safety that comes with a less geographically concentrated investment portfolio and should compare the yield available on a portfolio of New York issues with the yield of a more diversified portfolio including out-of-state issues before making an investment decision. The Adviser believes that by maintaining the Fund’s investment portfolio in liquid, short-term, high quality municipal obligations, including participation interests and other variable rate instruments that have high quality credit support from banks, insurance companies or other financial institutions, the Fund is somewhat insulated from the credit risks that may exist for long-term New York municipal obligations.

          New York State and other issuers of New York municipal obligations have historically experienced periods of financial difficulties which have caused the credit ratings of certain of their obligations to be downgraded by certain rating agencies. Recurrence of such financial difficulties could result in defaults or declines in the market values of various New York municipal obligations in which the Fund may invest. There can be no assurance that credit ratings on obligations of New York State and New York City and other New York municipal obligations will not be downgraded.

          The national and State economies have performed below expectations throughout 2008. The State’s Division of Budget (DOB) expects the slowdown in economic activity to persist until at least the end of calendar year 2009. A weaker national economy and more severe financial sector woes are projected to negatively affect the New York State economy as well. In the current fiscal year (from April 1, 2008 through March 31, 2009) the economic downturn is expected to result in a budget deficit of $1.6 billion, and a budget deficit of $13.8 billion in fiscal year 2009-10. The State’s governor proposed $15.4 billion in savings and new resources to balance the budgets in the 2008-09 and 2009-10 fiscal years. The 2009-10 gap-closing actions can be grouped into three general categories: (1) actions that reduce current services spending in the General Fund on a recurring basis; (2) actions that increase revenues on a recurring basis; and (3) transactions that increase revenues or lower spending in 2009-10, but that are not expected to recur.

          In January 2009, the DOB lowered its U.S. forecasts for corporate profits, equity market prices, employment growth, and wages in calendar year 2009. Real U.S. GDP is projected to decline for four consecutive quarters starting with the third quarter of calendar year 2008. DOB projects that the U.S. economy will contract by 1.4% in calendar year 2009, relative to growth of 1.2% in 2008. With the accelerated loss of jobs projected for 2009, wage growth is also expected to fall. DOB projects that wages will actually fall in the first quarter of 2009, owing in part to weak bonus performance anticipated nationwide for these quarters. The substantial decline in wage growth is expected to reduce personal income growth from 3.8% in calendar year 2008 to 1.8% in calendar year 2009. DOB projects inflation as measured by growth in the Consumer Price Index of 0.1% for calendar year 2009, relative to growth of 3.9% for calendar year 2008.

          With the financial markets at the heart of the recent economic downturn the DOB expects layoffs from the State’s financial services sector to total approximately 60,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. The DOB also expects private sector job losses to total about 180,000, with declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in auto-related industries. The State’s real estate market will continue to weaken in calendar year 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and completed construction coming online. In addition, a weak global economy and strong dollar are expected to negatively affect the State’s export-related and tourism industries. State employment is now expected to fall 1.9% for calendar year 2009, with private sector jobs projected to fall 2.2%, following growth of 0.3% for both total and private employment for calendar year 2008. DOB projects a decline in total State wages of 4.1% for 2009, largely driven by a decline of 48% in bonus payments in the finance and insurance industries, following an estimated increase of 1.1% for 2008. Declines in both the wage and non-wage components of income will result in a decline in total personal income of 1.6% for 2009, following 2.3% growth for 2008.

          The impact of the recession on tax collections is expected to begin to register in the high-tax collection months that remain in the current fiscal year. DOB has lowered the estimate of General Fund tax receipts by $492 million in the current year and $2.1 billion in 2009-10. Projections of General Fund personal income tax receipts were reduced by approximately $225 million for 2008-09 and $1.77 billion in 2009-10. In 2008-09, the revisions reflect an expected decrease in estimated tax payments and withholding, offset in part by an expected increase in final returns. In 2009-10, the revisions reflect falling wage growth and lower withholding and estimated tax payments, consistent with the updated economic forecast.

          DOB estimates the State will end 2008-09 with a General Fund balance of $1.5 billion, consisting of $1.2 billion in undesignated reserves and $287 million in designated reserves. The projected closing balance is $94 million lower than the balance projected at the time of the Second Quarterly Update to the DOB’s 2008

Annual Information Statement. The year-end balance in 2009-10 is expected to decline by $272 million to a total of $1.2 billion. This reflects the expected use of amounts reserved for labor settlements to finance a portion of new contracts that may be agreed to during the upcoming fiscal year. It also reflects the expected spend-down of existing balances in the Community Projects Fund to finance discretionary spending. A Deficit Reduction Plan and the Executive Budget recommend elimination of all planned deposits (totaling $226 million over two years) into the Community Projects Fund through 2009-10.

          New York City’s general debt limit, as provided in the New York State Constitution, is 10% of the five-year rolling average of the full value of taxable City real property. The City’s fiscal year 2009 general debt-incurring power of $70.42 billion is projected to rise to $75.24 billion in fiscal year 2010, $79 billion in fiscal year 2011, and $80.63 billion in fiscal year 2012.

          The City’s General Obligation (GO) debt was $34.19 billion at the beginning of fiscal year 2009. After including contract and other liability and adjusting for appropriations, the City’s indebtedness that is counted toward the debt limit totaled $42.64 billion at the beginning of fiscal year 2009. This indebtedness is expected to grow to $59.26 billion by the beginning of fiscal year 2012. The City was below its general debt limit by $27.78 billion on July 1, 2008 and is projected to be below the general limit by $24.27 billion on July 1, 2009, by $24.6 billion on July 1, 2010, and by $22.78 billion by July 1, 2011.

          New York City has the largest population of any city in the U.S., and it is obligated to maintain a complex and aging infrastructure. The City bears responsibility for more school buildings, firehouses, health facilities, community colleges, roads, bridges, libraries, and police precincts than any other municipality in the country. Capital bond proceeds are used for the construction and rehabilitation of these facilities. Bond proceeds are also used for financing shorter-lived capital items such as comprehensive computer systems.

          In addition to general obligation bonds, the City maintains several additional credits, including bonds issued by the New York City Transitional Finance Authority (“NYCTFA”) and TSASC, Inc. (“TSASC”). The debt-incurring capacities of NYCTFA and TSASC total $17.3 billion of which $14.8 billion has been utilized to finance the City’s capital program. Also included in the $17.3 billion capacity is $2.0 billion of recovery bonds issued for general fund expenses in the aftermath of the World Trade Center disaster. The NYCTFA has exhausted its general debt-incurring power as of July 1, 2007. The City’s debt has grown from $2,490 per capita in fiscal year 1990 to $7,153 by fiscal year 2008, an increase of 187%. Over the same period, the cumulative growth rate in debt per capita exceeded the rate of inflation by 115% and the growth rate of City tax revenues by 32%. Based on an analysis of financial statements released by other jurisdictions, New York City leads a sample of large U.S. cities in debt burden per capita by a margin of more than two to one.

          The City’s general obligation credit ratings were upgraded by all three agencies in 2007 and have remained unchanged. Recently, S&P had given New York State’s general obligation bonds a rating of AA, Moody’s had given the State’s general obligation bonds a rating of Aa3 and Fitch had given the bonds a rating of AA-. New York City’s general obligation debt was rated Aa3 by Moody’s, AA by S&P and AA- by Fitch. Such ratings reflect only the view of the originating rating agencies, from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the market price of the State municipal obligations in which the New York Tax-Free Money Market Fund invests.

          For further information concerning New York Obligations, see the Annual Information Statement (AIS), and any updates and supplements thereto. A copy of the AIS (and any updates and supplements thereto), is available on the New York Division of the Budget’s (“DOB”) internet website (http://www.budget.state.ny.us/) or by contacting the New York Division of the Budget. New York State’s Financial Plan, including the economic forecast for 2008-2009, detailed forecasts for New York State receipts, and the proposed Capital Program and Financing Plan for the 2008-2009 through 2012-2013 fiscal years is available on the New York State Division of the Budget’s website at www.budget.state.ny.us. In addition to this information, the Office of the State Comptroller prepares the State’s annual financial statements and comprehensive annual financial report. Copies of both documents may be obtained by contacting the Office of the State Comptroller, or on their website at www.osc.state.ny.us.

PORTFOLIO TRANSACTIONS

          Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for each Fund primarily consists of dealer spreads and underwriting commissions. The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for each Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund’s shareholders rather than by any formula. In placing orders for each Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for a Fund with a broker-dealer affiliate of the Adviser.

          The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing each Fund. The management fee paid from each Fund is not reduced because the Adviser and its affiliates receive such services.

          Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser, the Trust or Foreside are prohibited from dealing with a Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. A Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or Foreside may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Funds to affiliated brokers. The Funds will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause each Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the broker-dealer’s respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising each Fund.

          The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published proposed interpretative guidance that would tighten existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

          Investment decisions for each Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for a Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

          The Board of Trustees has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Funds. Generally, Rule 12b-1(h) prohibits the Funds from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

          Since the Funds invest primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Funds would not ordinarily pay significant brokerage commissions with respect to their securities transactions.

          In the United States and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by each Investment Advisory Contract between the Trust and HSBC Global Asset Management (USA) Inc. (“Advisory Contract”), be bought from or sold to dealers who have furnished statistical research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

          During the fiscal year ended October 31, 2009, the Funds acquired securities issued by their regular broker or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of October 31, 2009. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during the its most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust’s most recent fiscal year.)

	J.P Morgan	BlackRock	Citibank	Greenwich	Morgan Stanley	BNP Paribas	Goldman Sachs	Deutsche

California Tax-Free Money Market Fund	$—	$3,110,022	$—	$—	$—	$—	$—
New York Tax-Free Money Market Fund	$100,000	$18,137,777	$—	$—	$—	$—	$—	$—
Prime Money Market Fund	$225,000,000	$—	$100,000,000
Tax Free Money Market Fund		$4,250,439	$	$
U.S. Government Money Market Fund	$—	$—	$—	$1,250,000,000	$600,000,000	$1,950,000,000	$1,400,000,000	$1,600,000,000

          The U.S. Treasury Money Market Fund did not acquire any securities issued by the Funds’ regular brokers, dealers or their parent companies.

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board of Trustees of the Trust has adopted a policy and procedures relating to disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information, where necessary, to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust.

          Pursuant to applicable law, the Trust is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports are available, free of charge, on the Trust’s website at www.investorfunds.us.hsbc.com.

          The Trust’s website also provides information about the Funds’ portfolio holdings, sector holdings and other characteristics data twice per month, as of month-end and at mid-month, fifteen (15) days after the end of each period. This information is available until updated as of the following month. The information on the Trust’s website is publicly available to all categories of persons.

          The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trust (including the Trust’s custodian, the Trust’s sub-administrator, Citi; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with NRSROs, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

          The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

          Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services, Morningstar, Bloomberg L.P. and Standard & Poor’s Corporation.

          No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

          Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, a Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

INVESTMENT RESTRICTIONS

          The Trust, with respect to each Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

CALIFORNIA TAX-FREE MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. invest, under normal circumstances, 80% of the value of its net assets in investments that derive income which is exempt from both federal income tax and the income tax of California;

          2. borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities); for additional related restrictions, see clause (i) under the caption “State and Federal Restrictions” below;

          3. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          4. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933, as amended (the “1933 Act”), in selling a portfolio security for the Fund;

          5. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (5) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          6. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. write, purchase or sell any put or call option or any combination thereof;

          9. invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days); provided, however, that this Investment Restriction shall not apply to (a) any security if the holder thereof is permitted to receive payment upon a specified number of days notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such security or by tendering or “putting” such security to a third party, or (b) the investment by the Trust of all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund; and

          10. make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes).

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 9.

          For purposes of the investment restrictions described above and the non-fundamental restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable rules of the SEC, be considered a separate security and treated as an issue of such government, other entity or bank.

          The Trust on behalf of the Fund does not, as a matter of non-fundamental operating policy:

          1. sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities.

          2. invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

PRIME MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

          2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

          4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          5. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          6. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

          9. sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

          10. invest for the purpose of exercising control or management;

          11. purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction, securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein). (The Trust, on behalf of the Fund, has no current intention of investing in the obligations of foreign banks.);

          12. taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

          13. purchase or retain any securities issued by an issuer, any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1 /2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

          14. write, purchase or sell any put or call option or any combination thereof;

          15. taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

          16. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

          17. make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 12 and 15.

NEW YORK TAX-FREE MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money or pledge, mortgage or hypothecate assets of the Fund, except that as a temporary measure for extraordinary or emergency purposes it may borrow in an amount not to exceed 1/3 of the value of the net assets of the Fund, including the amount borrowed, and may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only to accommodate requests for the redemption of shares of the Fund while effecting an orderly liquidation of portfolio securities); for additional related restrictions, see clause (i) under the caption “State and Federal Restrictions” below;

          2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

          4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short-term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4) the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          5. purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          6. concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry, except that the Trust may invest all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund;

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. write, purchase or sell any put or call option or any combination thereof;

          9. invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days); provided, however, that this Investment Restriction shall not apply to (a) any security if the holder thereof is permitted to receive payment upon a specified number of days notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such security or by tendering or “putting” such security to a third party, or (b) the investment by the Trust of all or substantially all of the Fund’s assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as those with respect to the Fund; and

          10. make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes).

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 9.

          For purposes of the investment restrictions described above and the non-fundamental restrictions described below, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable rules of the SEC, be considered a separate security and treated as an issue of such government, other entity or bank.

          The Trust on behalf of the New York Tax-Free Money Market Fund does not, as a matter of non-fundamental policy:

          1. sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in options and futures contracts are not deemed to constitute short sales of securities;

          2. invest in securities of any registered investment company except to the extent permitted under the 1940 Act generally or in accordance with any exemptive order granted to the Trust by the SEC.

TAX-FREE MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

          2. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

          3. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (3), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          4. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          5. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

          6. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          7. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

          8. invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

          9. write, purchase or sell any put or call option or any combination thereof;

          10. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund.

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Item 8.

U.S. GOVERNMENT MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

          2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

          4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this

Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          5. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          6. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

          9. sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

          10. invest for the purpose of exercising control or management;

          11. purchase securities issued by any registered investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker’s commission and except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that the Trust (on behalf of the Fund) will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund; and provided, further, that the Fund shall not purchase securities issued by any open-end investment company (for purposes of this Investment Restriction ), securities of foreign banks shall be treated as investment company securities, except that debt securities and nonvoting preferred stock of foreign banks are not subject to the 10% limitation described herein).;

          12. taken together with any investments described in Investment Restriction (15) below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

          13. purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer by the Trust, on behalf of the Fund, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

          14. write, purchase or sell any put or call option or any combination thereof;

          15. taken together with any investments described in Investment Restriction (12) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

          16. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

          17. make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 12 and 15.

U.S. TREASURY MONEY MARKET FUND

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities (the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

          2. underwrite securities of other issuers, to the extent that the purchase of municipal obligations, or other permitted investments, directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting;

          3. invest an amount equal to 10% or more of the value of its net assets in investments which are illiquid (including repurchase agreements and fixed time deposits not subject to withdrawal penalties having maturities of more than seven calendar days);

          4. issue senior securities, borrow money or pledge or mortgage its assets, except the Fund may borrow from banks up to 33 1/3% of the current value of the total assets of the Fund and pledge up to 33 1/3% of its assets to secure such borrowings;

          5. make loans or lend its portfolio securities; and

          6. purchase securities other than direct obligations of the U.S. Treasury or repurchase agreements pertaining thereto (there being no limit on the amount of the assets of the U.S. Treasury Fund which may be invested in the securities of any one issuer of such obligations).

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitations set forth in Item 3.

DIVERSIFICATION MEASURES

          Each Fund’s diversification tests are measured at the time of initial purchase and calculated as specified in Rule 2a-7 of the 1940 Act, which may allow a Fund to exceed the limits specified in the Prospectus for certain securities subject to guarantees or demand features. A Fund will be deemed to satisfy the maturity requirements described in the Prospectus to the extent that the Fund satisfies Rule 2a-7’s maturity requirements. The definition of issuer for purposes of these investment restrictions is the same as that described under “Investment Objective, Policies and Restrictions” in this SAI for the purpose of diversification under the 1940 Act.

          It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund’s policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

PERCENTAGE AND RATING RESTRICTIONS

          If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in a Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a later change in the rating of a security held by a Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary to satisfy the applicable requirements of the 1940 Act with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

          From time to time the Trust may provide annualized “yield,” “effective yield” and “tax equivalent yield” quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate a Fund’s yield, effective yield and tax equivalent yield are mandated by the SEC. The yield for the Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for a Fund assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)(365/7)] - 1

          Performance information for each Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including iMoneyNet’s Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally does not reflect deductions for administrative and management costs and expenses.

          Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of each Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors, and possible differences in the methods used to calculate yields, should be considered when comparing the yield of a Fund to yields published for other investment companies or other investment vehicles.

          A Shareholder Servicing Agent, as defined below, if applicable, may charge its customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the net return on the investment of customers of that Shareholder Servicing Agent. Specifically, investors who purchase and redeem shares of a Fund through a Shareholder Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Shareholder Servicing Agent and the investor, with respect to the customer services provided by the Shareholder Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of a Fund for those investors.

          Conversely, the Trust has been advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from a Fund, which will have the effect of increasing the net return on the investment of such customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agent quotations reflecting such decreased or increased return.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

          The names of the Trustees of the Trust, their addresses, dates of birth, position(s) held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen and other directorships held by each Trustee are set forth below.

NAME, ADDRESS, AND AGE/DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER TRUSTEESHIPS HELD BY TRUSTEE

NON-INTERESTED TRUSTEES

MARCIA L. BECK P.O. Box 182845 Columbus, OH 43218 Date of Birth: October 29, 1955	Trustee	Indefinite; June 2008 to present	Private Investor (June 1999 – present)	35	None

SUSAN S. HUANG P.O. Box 182845 Columbus, OH 43218 Date of Birth: May 14, 1954	Trustee	Indefinite; June 2008 to present	Investment Consultant, self employed ( 2001 – present); Senior Vice President, Schroeder Investment Management (2001 – 2004)	35	United Church Federation; Huntington’s Disease Society; Second Congregational Church (Greenwich) Endowment, Inc.

ALAN S. PARSOW P.O. Box 182845 Columbus, OH 43218 Date of Birth: January 16, 1950	Trustee	Indefinite; 1987 to present	General Partner of Elkhorn Partners, L.P. (a private investment partnership) (since 1989)	35	Penn Treaty American Corporation (insurance)

THOMAS F. ROBARDS P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 10, 1946	Trustee	Indefinite; 2005 to present	Partner, Robards & Co. LLC (2005-present); Chief Financial Officer, American Museum of Natural History (2003-2004)	35	Overseas Shipholding Group (energy transportation); Ellington Financial LLC (financial services); Big Apple Circus (entertainment)

LARRY M. ROBBINS P.O. Box 182845 Columbus, OH 43218 Date of Birth: December 12, 1938	Trustee	Indefinite; 1987 to present	Private Investor (2007-present); Director, Center for Teaching and Learning, University of Pennsylvania (1999-2007)	35	None

MICHAEL SEELY P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 7, 1945	Trustee	Indefinite; 1987 to present	Private Investor (2003-present); Global Multi Manager Partners (1999-2003); President of Investor Access Corporation (1981-2003)	35	None

INTERESTED TRUSTEE

STEPHEN J. BAKER** P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 23, 1956	Trustee	Indefinite; 2004 to present	Chief Executive Officer, HSBC Global Asset Management (USA) Inc. and Executive Vice President, HSBC (USA), N.A. (2003 – present)	35	None

*	Includes the Funds and the underlying Portfolio for Funds with a master/feeder structure.

**	Mr. Baker is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Adviser.

          The names of the officers, their addresses, dates of birth, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

NAME, ADDRESS, AND AGE/DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

RICHARD A. FABIETTI 452 Fifth Avenue New York, NY 10018 Date of Birth: October 8, 1958	President	Indefinite; 2004 to present	Senior Vice President, Head of Product Management, HSBC Global Asset Management (USA) Inc. (1998 – present)

ELBA VASQUEZ 452 Fifth Avenue New York, NY 10018 Date of Birth: December 14, 1961	Vice President	Indefinite; 2006 to present	Vice President of Product Administration, HSBC Global Asset Management (USA) Inc. (2005 – present); Vice President of Client Services, Citi Fund Services (1996 – 2005)

MARTIN R. DEAN* 3435 Stelzer Road Columbus, OH 43219-3035 Date of Birth: November 27, 1963	Treasurer	Indefinite; October 2009 to present	Senior Vice President, Citi Fund Services (1994-Present)

JENNIFER A ENGLISH* 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: March 5, 1972	Secretary	Indefinite; 2008 to present	Senior Vice President, Regulatory Administration, Citi Fund Services (2005 – present); Assistant Vice President and Assistant Counsel, PFPC, Inc. (2002-2005)

F. MARTIN FOX 100 Summer Street Suite 1500 Boston, MA 02110 Date of Birth: May 5, 1963	Assistant Secretary	Indefinite; 2008 to present	Assistant Vice President, Regulatory Administration, Citi Fund Services (May 2008 – present); Contract Attorney, Update Legal LLC (2002 – 2008)

FREDERICK J. SCHMIDT* 585 Stewart Avenue Garden City, NY 11530 Date of Birth: July 10, 1959	Chief Compliance Officer	Term expires 2009; 2004 to present	Senior Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services (2004 – present)

*	Mr. Dean, Mr. Schmidt and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

          BOARD OF TRUSTEES

          Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

COMMITTEES

          The Trustees of the Trust have established an Audit Committee, a Contracts and Expense Committee, a Valuation and Investment Oversight Committee, and a Nominating and Corporate Governance Committee for the Trust.

Audit Committee

          The Audit Committee is comprised of Marcia L. Beck, Susan S. Huang, Alan S. Parsow, Thomas F. Robards, Larry M. Robbins and Michael Seely, who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Audit Committee is currently chaired by Mr. Robards. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee (i) recommends to the Board of Trustees the selection, retention, compensation and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Funds with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee held four meetings during the last fiscal year.

Contracts and Expense Committee

          The Contracts & Expense Committee (“C&E Committee”) is comprised of the Independent Trustees of the Trust. The C&E Committee is currently chaired by Ms. Beck. The primary purpose of the C&E Committee is to help ensure that the interests of the Trust and its shareholders are appropriately served by

(i) agreements and plans to which the Trust is a party or direct beneficiary and (ii) expenses payable by the Trust and its series. The C&E Committee was formed in September 2009. The C&E Committee did not meet in the most recent fiscal year.

Valuation and Investment Oversight Committee

          The Valuation and Investment Oversight Committee is comprised of all of the Trustees of the Trust. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee are to oversee: (i) the Funds’ management, investment risk management, performance and brokerage practices relating to the Funds; (ii) the implementation and operation of the Trust’s Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to the Funds and other Trust series that are money market funds; and (iii) the selection process for investment sub-advisers to series of the Trust. The Valuation and Investment Oversight Committee was formed in September 2009, at which time two prior Committees of the Board of Trustees with similar functions, the Valuation Committee and the Investment Oversight Committee, were disbanded. The Valuation and Oversight Committee did not meet during the most recent fiscal year. The former Valuation Committee met one time and the former Investment Oversight Committee did not during the most recent fiscal year, prior to their disbandment.

Nominating and Corporate Governance Committee

          The Nominating and Corporate Governance Committee is comprised of the Independent Trustees of the Trust. The Committee is currently chaired by Mr. Robbins. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board. The Nominating and Corporate Governance Committee also considers nominees recommended by shareholders. The Nominating and Corporate Governance Committee met three times during the most recent fiscal year.

FUND OWNERSHIP

          Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds of the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2008.

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

Non-Interested Trustees
Marcia L. Beck	None	None

Susan S. Huang	None	None

Alan S. Parsow	None	None

Thomas Robards	None	None

Growth Fund
$1 - $10,000
Larry M. Robbins	None	Overseas Equity Fund
$10,001 - $50,000
Value Fund
$1 - $10,000

Michael Seely	None	None

Interested Trustee

Stephen J. Baker	None	None

As of November 2, 2009, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of each Fund.

TRUSTEE AND OFFICER COMPENSATION

          The Trust, in the aggregate, pays each Independent Trustee an annual retainer of $60,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Seely, as Chairman of the Board, receives an annual retainer of $80,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trust pays each Trustee who is not an “interested person” an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee Member, or $8,000 for Committee Chairs, and also pays each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2009, the following compensation was paid to the Trustees.

Independent Trustees							Interested Trustee

COMPENSATION FROM THE FUNDS^	Alan S. Parsow	Larry M. Robbins	Michael Seely	Thomas F. Robards	Susan S. Huang	Marcia L. Beck	Stephen. J. Baker

California Tax- Free Money Market Fund	$407.18	$465.32	$462.39	$456.15	$446.24	$394.97

Prime Money Market Fund	$45,507.71	$51,848.83	$53,006.41	$50,637.54	$50,144.08	$44,186.52

New York Tax – Free Money Market Fund	$4,266.12	$4,909.62	$4,911.92	$4,742.20	$4,675.13	$4,135.33

Tax-Free Money Market Fund	$994.81	$1,139.60	$1,145.86	$1,108.06	$1,092.45	$965.61

U.S. Government Money Market Fund	$62,476.95	$72,123.54	$70,672.19	$68,820.42	$67,723.45	$60,384.96

U.S Treasury Money Market Fund	$26,922.47	$30,740.28	$31,035.72	$30,062.28	$29,768.95	$26,084.65

Pension Or Retirement Benefits Accrued As Part Of The Funds’ Expenses (1)	None	None	None	None	None	None

Estimated Annual Benefits Upon Retirement	None	None	None	None	None	None

Total Compensation From Funds And Fund Complex(2) Paid To Trustees	$143,000	$164,000	$164,000	$158,800	$156,500	$138,500

^

For each of the Feeder Funds and LifeLine Funds, the amounts are calculated based upon the Fund’s proportionate share of the amounts charged to the Underlying Portfolio or Portfolios in which the Fund invests.

(1)	The Trusts do not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trusts are not entitled to retirement benefits upon retirement from the Board of Trustees.

(2)	For these purposes, the Fund Complex consisted of 35 Funds of HSBC Investor Funds, HSBC Advisor Funds Trust, HSBC Investor Portfolios, and offshore feeder funds, as of October 31, 2009.

          None of the officers receive compensation directly from the Funds. Under a Compliance Services Agreement between the Trust and Citi, Citi makes a Citi employee available to serve as the Trust’s Chief Compliance Officer. Under the Compliance Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Compliance Services Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Compliance Services Agreement, the Trusts currently pay Citi $266,0991per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

INVESTMENT ADVISER

          HSBC Global Asset Management (USA) Inc. is the investment adviser to the Funds pursuant to an Investment Advisory Contract with the Trust. For investment advisory services, the Adviser is entitled to a fee from each Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate of 0.10%.

           For the fiscal years ended October 31, 2009, 2008 and 2007, the aggregate amount of advisory fees paid by the Funds was:

FUND	2009	2008	2007

California Tax-Free Money Market Fund	$194,564*	$375,525*	$268,633*

Prime Money Market Fund	$15,522,313	$13,452,873*	$11,362,180*

New York Tax-Free Money Market Fund	$1,394,017*	$1,652,604	$1,305,956

Tax-Free Money Market Fund	$457,758*	$292,434*	$134,896*

U.S. Government Money Market Fund	$18,015,283*	$32,087,671*	$7,928,962*

U.S. Treasury Money Market Fund	$8,966,322*	$3,855,124*	$951,933*

*	The advisory fee does not include a deduction for a waiver.

          The Adviser or its affiliates may, out of their own resources, assist in marketing the Funds’ shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to a Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of a Fund. Historically, these payments have generally been structured as a percentage of

[1] This amount reflects an adjustment annually, commencing on the one-year anniversary of the date of the Compliance Service Agreement between Citi and the Trusts. The adjustment is measured by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index titled “All Service Less Rent of Shelter” or a similar index should such index no longer be published.

net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for the financial intermediary receiving such payments.

          The Advisory Contract for each Fund will continue in effect through December 31, 2009 with respect to each Fund, and continue thereafter provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Trust’s Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Not withstanding the forgoing, the Advisory Contract may be terminated with respect to a Fund without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment within the meaning of the 1940 Act.

          The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, N.A. (“HSBC”), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for a Fund.

          The Advisory Contract for the Funds provides that the Adviser will manage the portfolio of each Fund and will furnish to each of the Funds investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of each Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust’s Board of Trustees periodic reports on the investment performance of each Fund.

          The Adviser and the Trust have also entered into an Operational Support Services Agreement, under which the Adviser provides operational support services in connection with the operation of the Funds. For its services, the Adviser is entitled to a fee from each Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund’s average daily net assets, with the exception of assets attributable to Class E and Class I Shares. Operational support services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for each Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Funds’ Officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Funds’ filings with the SEC.

          If the Adviser were prohibited from performing any of its services for the Trust under the Advisory Contract or Operational Support Services Agreement, it is expected that the Board of Trustees would recommend to the Funds’ shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

          The investment advisory services of the Adviser to the Funds are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

          The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadvisers will be mailed to shareholders within 120 days of the change in subadvisers. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 120 days of the material change. The Adviser remains responsible for the performance of each fund of the Trust, oversees subadvisers to ensure compliance with each fund’s investment policies and guidelines, and monitors each subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the Trust’s Board of Trustees. None of the Funds covered by this SAI currently use a subadviser.

DISTRIBUTION PLANS-CLASS A, CLASS B, CLASS C, AND CLASS D SHARES ONLY

          Distribution Plans have been adopted by the Trust (the “Distribution Plans”) with respect to the Class A Shares (the “Class A Plan”), the Class B Shares (the “Class B Plan”), the Class C Shares (the “Class C Plan”), and the Class D Shares (the “Class D Plan”) of the Funds. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan or Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares or Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Independent Trustees of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class’ expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit the respective class and that class’ shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

          For the fiscal years ended October 31, 2009, 2008 and 2007, the Funds paid the following for distribution expenses:

FUND	2009		2008	2007

California Tax-Free Money Market Fund	$19	*	$3,018	$5,501

Prime Money Market Fund	$2,056,882	*	$2,765,680	$2,100,162

New-York Tax-Free Money Market Fund	$203	*	$259	$260

Tax-Free Money Market Fund	$0		$0	$34

U.S. Government Money Market Fund	$2,475	*	$3,060	$1,690

U.S. Treasury Money Market Fund	$38,117	*	$686	$304

*   The distribution expenses do not include a deduction for a waiver.

THE DISTRIBUTOR

          Foreside Distribution Services LP (“Foreside”), whose address is 10 High Street, Suite 302, Boston, MA 02110, acts as distributor to the Funds under a Distribution Contract with the Trust. Under the terms of the Distribution Contract, Foreside provides services to the Trusts related to, among other things, the review and approval of Fund selling agreements, the review of the Funds’ marketing materials, and the compensation of third party intermediaries. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing Shares of the Funds.

          Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed by the Funds monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Funds and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Funds and which provide shareholders with personal services and account maintenance services (“service fees”); (2) payments to employees of the Distributor; and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor’s reimbursement from a Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of a Fund’s average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to Servicing Agents pursuant to the Shareholder Services Plan, will not exceed, on an annual basis, 0.60%, 1.00%, 1.00% and 0.25%, of a Fund’s average daily net assets represented by Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, during the period for which payment is being made. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred. The distribution fees collected from the Funds by Foreside are used to pay commissions for the sale of Fund shares.

          The Funds are not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

ADMINISTRATOR AND SUB-ADMINISTRATOR

          Pursuant to an Administration Agreement dated as of July 1, 2005, as amended June 4, 2007, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Agreement dated January 1, 2009 as amended September 14, 2009 (the “Master Services Agreement”), the Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

          Pursuant to the Master Services Agreement, Citi provides the Funds with various services, which include sub-administration of the Trust and the Funds. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Board of Trustees to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates.

          The Administration Agreement was renewed for the one (1) year period ending December 31, 2009, and may be terminated upon not more than 60 days written notice by either party. The Administration Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. The Master Services Agreement and Sub-Administration Agreement provide that Citi shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the respective Agreements.

          The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$12 billion	0.0525%

In excess of $12 billion	0.0350%

          The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%

$10 billion - $20 billion	0.0150%

$20 billion - $50 billion	0.0075%

In excess of $50 billion	0.0050%

          The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, but the assets of the underlying portfolios that reflect assets of certain funds in the complex that invest in the portfolios are not double-counted. The total administration fee to be paid to the Administrator and Citi is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

          For the fiscal years ended October 31, 2009, 2008 and 2007, the aggregate amount of administration fees paid by the Funds was:

FUND	2009	2008	2007

California Tax-Free Money Market Fund	$37,669	$76,578	$79,279

Prime Money Market Fund	$4,293,958*	$3,386,971*	$3,946,227	*

New-York Tax-Free Money Market Fund	$363,632	$445,509	$513,565

Tax-Free Money Market Fund	$89,238	$59,806	$40,802

U.S. Government Money Market Fund	$4,902,333*	$7,100,277*	$2,232,851	*

U.S. Treasury Money Market Fund	$2,504,568*	$995,876*	$280,106	*

*These administration fees do not include deductions for waivers.

TRANSFER AGENT

          Under the Master Services Agreement with Citi, Citi acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and act as dividend disbursing agent for the Trust. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

          Pursuant to a Custodian Agreement, Northern Trust Company acts as the custodian of each Fund’s assets (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling each Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of shares of each Fund. Securities held for each Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Funds or decide which securities will be purchased or sold for a Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

          Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to each Fund. For the fiscal year ended October 31, 2009, the aggregate amount of fund accounting fees paid by each of the Funds was:

FUND	2009

California Tax-Free Money Market Fund	$70,650

Prime Money Market Fund	$84,398

New-York Tax-Free Money Market Fund	$80,313

Tax-Free Money Market Fund	$83,808

U.S. Government Money Market Fund	$74,776

U.S. Treasury Money Market Fund	$67,760

SHAREHOLDER SERVICES PLAN

          The Trust has adopted a Shareholder Services Plan with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, which provides that the Trust may obtain the services of certain financial institutions and securities brokers, as shareholder servicing agents (“Shareholder Servicing Agents”) that shall, as agents for their customers who purchase the Fund’s Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by the Qualified Trustees. The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to a particular Class of Shares by a majority vote of the outstanding voting securities of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares or Class E Shares without the approval of a majority of shareholders of the particular class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

          The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares of the Funds may be effected and certain other matters pertaining to the Funds; assists shareholders in designating and changing dividend options, account designations and addresses; provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Funds’ shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Funds or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, each Shareholder Servicing Agent receives a fee from the Funds for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

          The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts.

FEDERAL BANKING LAW

          The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust’s relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Funds be liquidated.

EXPENSES

          Except for the expenses paid by the Adviser and the Distributor, the Funds bear all costs of their operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares and Class E Shares must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as a Fund expense or a Trust expense. Trust expenses directly related to a Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Funds.

PROXY VOTING

          The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and the Adviser are attached as Appendices C and D.

          Information regarding how the Portfolios voted proxies relating to portfolio securities during the 12-month period ending June 30, 2009 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

          The net asset value (“NAV”) of each share of each class of the Funds is determined on each day on which the U.S. bond markets are open for trading (a “Money Market Business Day”). The NAV for the Tax-Free Money Market Funds is determined at 12:00 (noon) Eastern time. The NAV for the U.S. Government Fund is determined at 3:00 p.m. Eastern time. The NAV for the U.S. Treasury Fund is determined at 2:30 p.m. Eastern time. The NAV for the Prime Money Market Fund is determined at 5:00 p.m. Eastern time. Shares of a Fund purchased on a Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for a Fund effected on a Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

          The Trust uses the amortized cost method to determine the value of each Fund’s portfolio securities pursuant to Rule 2a-7 under the 1940 Act, with the exception of certain events where fair value pricing guidance is given and may be more appropriate. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods, the yield to a shareholder may differ somewhat from that of which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

          Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, a Fund’s dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less, which are determined by the Trust’s Board of Trustees to be of high quality with minimal credit risks, may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is anticipated that the net asset value of each class of shares will remain constant at $1.00, although no assurance can be given that the net asset value will remain constant on a continuing basis.

          Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of each Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

PURCHASE OF SHARES

          An investor may purchase shares through the Distributor directly or by authorizing his Servicing Agent to purchase such shares on his behalf through the Distributor.

          Class A Shares and Class Y Shares of the Funds are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to the public, and to customers of securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”) or a Shareholder Servicing Agent who has entered into a Shareholder Servicing Agreement with the Trust or the Distributor. Class Y Shares are subject to certain minimum investment requirements, as are Class E Shares and Class I Shares. Class I Shares are offered primarily for direct investment by institutional investors. Class E Shares are offered for direct investment through portal providers, intermediaries (anyone facilitating the purchase of the Funds by its clients), and institutional direct clients, if they meet the investment minimum. In addition, investment companies advised by the Adviser are eligible to invest in Class E Shares and Class I Shares. Class D shares are similar to Class A shares, except that Class D shares are offered to clients of the Adviser and its affiliates and are subject to lower operating expenses.

          Class B Shares and Class C Shares of the Funds are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust’s other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Funds. Although Class B Shares and Class C Shares of the Funds are not subject to a sales charge, when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, such shares may be subject to a contingent deferred sales charge when they are redeemed. See “Contingent Deferred Sales Charge (“CDSC”) — Class B Shares and Class C Shares” below. Class C Shares are also available to customers or HSBC sweep programs.

          Purchases of Shares of the Funds are effected on the same day the purchase order is received by the Distributor provided such order is received prior to the time designated in the Prospectus at which the NAV is calculated. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Funds to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for Shares to the Distributor.

          While there is no sales load on purchases of shares, the Distributor may receive fees from the Funds. See “Management of the Trust” and “The Distributor” above. Other funds which have investment objectives similar to those of the Funds but which do not pay some or all of such fees from their assets may offer a higher yield.

          All purchase payments are invested in full and fractional Shares. The Trust reserves the right to cease offering Shares for sale at any time or to reject any order for the purchase of Shares.

EXCHANGE PRIVILEGE

          By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Funds may exchange some or all of his Shares for shares of a corresponding class of one or more of the following mutual funds for which HSBC serves as investment adviser as HSBC may determine: the HSBC Investor California Tax-Free Money Market Fund, HSBC Investor Cash Management Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor Prime Money Market Fund, HSBC Investor Tax-Free Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, (the “Money Market Funds”), HSBC Investor Growth Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor Value Fund, (the “HSBC Investor Funds”), and the following LifeLine allocation funds: HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund and HSBC Investor Conservative Growth Strategy Fund (the “HSBC LifeLine Funds,” and together with the Money Market Funds and Investor Funds, the “Retail Funds”). It is expected that the exchange privilege will be available for corresponding classes of the following HSBC Investor Funds if and when they commence operations: the HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund, which had not commenced operations at the date of this SAI. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the other HSBC Investor Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential. For purposes of the discussions below, references to the HSBC Investor Funds include the HSBC LifeLine Funds.

          An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor may receive Class D Shares of a Money Market Fund in exchange for such Class A shares. Class D Shares may be exchanged for Class D Shares of other Money Market Funds. Class B Shares and Class C Shares may be exchanged for shares of the same class of one or more of the Money Market Funds or other HSBC Investor Funds at net asset value, and Class E Shares, Class I Shares and Class Y Shares may be exchanged for a corresponding class of the Money Market Funds or exchanged for Class I shares of the non-money market HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements. In each case, the exchange is conditioned upon being made in states where it is legally authorized. Holders of the Funds’ Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Class A Shares for Class A Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless previously paid or otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Funds who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Funds. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes. An exchange between different share classes within the same fund will be treated by the Funds as a non-taxable event.

          The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Fund into which the exchange will be made, and consider the differences in investment objectives and policies before making any exchange.

          An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes, unless such exchange is between share classes within the same fund. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

IN-KIND PURCHASES

          The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Funds as described in the Prospectus. In connection with an in-kind securities purchase, the Funds will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing a Fund’s NAV; that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received; and that the securities be in proper form for transfer to the Funds. In addition, the Funds generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

          The Funds will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

          The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Funds. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Funds. The investment in the Funds will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed under “Shareholder Inquiries.”

          For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see the address and phone number “Shareholder Inquiries”).

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

          Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and “sweep” checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers, from whom they are already receiving other fees, amounts not exceeding such other fees or the fees received by the Servicing Agent from the Funds, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

          Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Funds’ custodian bank by following the procedures described above.

          For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

          For the fiscal year ended October 31, 2009, and 2008, the Funds paid the following shareholder servicing expenses:

Fund	2009	2008
California Tax-Free Money Market Fund	$203,951*	$ 261,606
Prime Money Market Fund	$8,289,075*	$ 10,988,891
New York Tax-Free Money Market Fund	$1,454,051*	$ 1,985,936
Tax-Free Money Market Fund	$237,748*	$ 182,806
U.S. Government Money Market Fund	$5,029,927*	$ 18,004,895
U.S. Treasury Money Market Fund	$4,531,861*	$ 2,491,810*

*     These shareholder servicing fees do not include deductions for waivers.

CONTINGENT DEFERRED SALES CHARGE (“CDSC”) - CLASS B SHARES

          Investors purchasing shares of the Funds will ordinarily purchase either Class A Shares, Class D Shares, , Class E Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Funds and wish to sell his or her shares, Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Specifically, Class B Shares of the Funds will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

Years since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

          The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

          The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the “Code”)) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE — CLASS B SHARES

          Class B Shares of the Money Market Funds will convert automatically to Class A Shares of the same Fund (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder’s investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

LEVEL LOAD ALTERNATIVE — CLASS C SHARES

          Class C Shares of the Money Market Funds are available for purchase by customers of HSBC Bank USA sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchanges Class C Shares of other HSBC Investor Funds for Class C Shares of the Funds and wishes to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

          Unlike Class B Shares, Class C Shares have no conversion feature.

REDEMPTION OF SHARES

          A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share for the Funds) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class E Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See “Contingent Deferred Sales Charge (“CDSC”) Class B Shares and Class C Shares” above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to the time designated in the Prospectus for the calculation of the NAV of the relevant class. The NAV is determined daily on each day that the U.S. bond markets are open for business. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

          Except as otherwise set forth in the Prospectus, the proceeds of a redemption are normally paid from the Funds in U.S. dollars on the next Money Market Business Day following the date on which the redemption is effected, but in any event, within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

          Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

          The Board of Trustees of the Trust has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Independent Trustees, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures, (b) did not favor the affiliated shareholder to the detriment of any other shareholder, and (c) were in the best interests of the distributing Fund.

SYSTEMATIC WITHDRAWAL PLAN

          Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in the Systematic Withdrawal Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

          Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP”, “SEMP”, or “NYSE MPS”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

          Redemption by Wire or Telephone. An investor may redeem Class A Shares or Class D Shares of the Funds by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Funds by wire or by check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

CHECK REDEMPTION SERVICE

          Shareholders may redeem Class A Shares or Class D Shares of the Funds by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

          Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Funds from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

          If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

RETIREMENT PLANS

          Class D Shares of the Funds are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Distributor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Funds through one or more of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS

          The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Shareholder Servicing Agent. In any event, such a plan is available from the Distributor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses, whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

DEFINED CONTRIBUTION PLANS

          Investors who are self-employed may purchase shares of the Funds for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

          The Funds may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Funds may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

          The Trust declares all of each Fund’s net investment income daily as a dividend to Fund shareholders. Dividends substantially equal to each Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, a Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities in the Retail Funds, except as required for federal income tax purposes.

          Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Funds at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

          Each Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to each Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Funds (purchased at their net asset value without a sales charge).

          For this purpose, the net income of the Funds (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Funds, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Funds. Obligations held in a Fund’s portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for a Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

          Since the net income of the Funds is declared as a dividend each time the net income of the Funds is determined, the net asset value per share of the Funds is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment in the Funds, representing the reinvestment of dividend income, is reflected by an increase in the number of Shares in his account.

          It is expected that the Funds will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Funds determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in a Fund’s portfolio, the negative amount with respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. Thus, the net asset value per share is expected to be maintained at a constant $1.00.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

          The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares, and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has 35 series of shares (including funds that have not commenced operations), each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, shares of the Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund are divided into seven separate classes. Shares of the New York Tax-Free Money Market Fund and California Tax-Free Money Market Fund are divided into six separate classes.

          Each share of each class of the Funds represents an equal proportionate interest in a Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

          Certain Shareholder Servicing Agents have agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Funds and such Shareholder Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

          Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

          The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

          Shareholders of the Funds have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Funds, shareholders of the Funds would be entitled to share pro rata in the net assets of the Funds available for distribution to shareholders.

          The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Funds or the Trust, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately, in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

          The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

TAXATION

FEDERAL INCOME TAX

          The following is a summary of certain U.S. federal income tax issues concerning the Funds and their shareholders. The Funds may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

          The Funds intend to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships.

          As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Funds intend to distribute all or substantially all of such income.

          A Fund may elect to pass-through tax credits from certain eligible tax credit bonds to its shareholders. If a Fund so elects, the Fund’s shareholders will be required to include additional amounts attributable to the credit in their income.

          Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

          A distribution will be treated as paid during the calendar year if it is declared by a Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

DISTRIBUTIONS IN GENERAL

          Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

          If for any taxable year a Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to a Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

          The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Funds, whether received in cash or reinvested in Funds, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15%, which is currently scheduled to increase to 20% after 2010. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

          Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividend income is 15%. These rates do not apply to corporate taxpayers. The Funds will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate, although it does not expect to distribute a material amount of qualifying dividends. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Funds, investing in debt instruments will not generally qualify for the lower rates. The favorable treatment of qualifying dividends is scheduled to expire after 2010.

TAX-EXEMPT INCOME

          The Tax-Free Money Market Funds intend to invest a sufficient amount of their assets in municipal securities to qualify to distribute “exempt-interest dividends” (as defined in the Code) to shareholders. Such dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets consists of securities the interest on which is exempt from the regular federal income tax under Code section 103. Exempt-interest dividends distributed to shareholders are not included in shareholders’ gross income for regular federal income tax purposes. A Fund will determine periodically which distributions will be designated as exempt-interest dividends. If a Fund earns income which is not eligible to be so designated, the Fund intends to distribute such income. Such distributions will be subject to federal, state and local taxes, as applicable, in the hands of shareholders.

          Interest on certain types of private activity bonds is not exempt from federal income tax when received by “substantial users” (as defined in the Code). A “substantial user” generally includes any “nonexempt person” who regularly uses in trade or business part of a facility financed from the proceeds of private activity bonds. A Fund may invest periodically in private activity bonds and, therefore, may not be an appropriate investment for entities that are substantial users of facilities financed by private activity bonds or “related persons’ of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family owns indirectly in aggregate more than 50% of the equity value of the substantial user.

          Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. Although each Fund’s Adviser attempts to determine that any security it contemplates purchasing on behalf of the Fund is issued with an opinion indicating that interest payments will be exempt from federal and (as applicable) state tax, neither the Adviser nor the Fund’s counsel makes any review of proceedings relating to the issuance of municipal securities or the bases of such opinions.

SALE EXCHANGE OR REDEMPTION OF SHARES

          Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of each Fund’s policy to attempt to maintain a $1.00 per share net asset value. Any such gain or loss would be treated as a capital gain or loss if the shares are capital assets in the shareholder’s hands. For individuals, long-term capital gain will generally be subject to a maximum current tax rate of 15% if the shareholder’s holding period for the shares is more than one year (such rate is currently scheduled to increase to 20% after 2010). Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT

          If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

          Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by a Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

BACKUP WITHHOLDING

          The Trust will be required to report to the Internal Revenue Service (the “IRS”) all distributions by the Funds except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (“backup withholding”) in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder’s federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

FOREIGN SHAREHOLDERS

          Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

          Subject to certain limitations, dividends payable to certain non-U.S. shareholders will be exempt from withholding of U.S. tax through 2009 to the extent such dividends are attributable to interest or short-term capital gains and the Fund elects to designate such distributions.

OTHER INFORMATION

CAPITALIZATION

          The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Trust was Republic Funds.

          The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Funds’ shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of the liquidation of the Funds, each shareholder is entitled to receive his pro rata share of the net assets of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2009. KPMG LLP will audit the Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the SEC. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

COUNSEL

          Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Funds offered by the Trust, and also acts as counsel to the Trust.

CODE OF ETHICS

          The Trust, the Adviser, Citi and Foreside each has adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, Citi and Foreside from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of the Funds, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

          Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

          The Funds’ current audited financial statements dated October 31, 2009 are hereby incorporated herein by reference from the Annual Report of the Funds dated October 31, 2009 as filed with the SEC. Copies of the report will be provided without charge to each person receiving this SAI.

SHAREHOLDER INQUIRIES

          All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

APPENDIX A

DESCRIPTION OF MUNICIPAL OBLIGATIONS

          Municipal Obligations include bonds, notes and commercial paper issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income taxes (without regard to whether the interest thereon is also exempt from the personal income taxes of any state). Municipal Obligation bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligation bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to loan to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, industrial facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, hazardous waste treatment or disposal facilities, and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Such obligations are included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Obligations, although the current federal tax laws place substantial limitations on the size of such issues.

          The two principal classifications of Municipal Obligation bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its good faith, credit and taxing, power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer’s legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Obligations are in most cases revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

          Municipal Obligation notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Obligation notes include:

          (1) Tax Anticipation Notes. Tax Anticipation Notes are issued to finance operational needs of municipalities. Generally, they are issued in anticipation of the receipt of various tax revenues, such as property, income, sales, use and business taxes.

          (2) Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of dedicated revenues, such as state aid or federal revenues available under federal revenue sharing programs.

          (3) Tax and Revenue Anticipation Notes. Tax and Revenue Anticipation Notes are issued by the State to fund its day-to-day operations and certain local assistance payments to its municipalities and school districts. Such Notes are issued in anticipation of the receipt of various taxes and revenues, such as personal income taxes, business taxes and user taxes and fees.

          (4) Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. Long-term bonds or renewal Bond Anticipation Notes provide the money for the repayment of the Notes.

          Issues of commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by agencies of state and local governments to finance seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of

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municipalities or are refinanced with long-term debt. In most cases, Municipal Obligation commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

          The yields on Municipal Obligations are dependent on a variety of factors, including general market conditions, supply and demand and general conditions of the Municipal Obligation market, size of a particular offering, the maturity of the obligation and rating (if any) of the issue. The ratings of Moody’s Investors Service, Standard & Poor’s Rating Services and Fitch, Inc. represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

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APPENDIX B

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	An obligation rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

An obligation rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

An obligation rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB

An obligation rated ‘BB’ has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus(+) or Minus (-)	The ratings from ‘AA’ to ‘BB’ may be modified by the addition of a plus or minus sign to show elative standing within the major rating categories.

Corporate and Municipal Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Note: A S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A

Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1

This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-l’.

A-3

Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of-changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., ‘AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., ‘SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE

US. Municipal Bonds

Aaa	Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa	Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A	Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa	Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba	Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/

This designation denotes superior credit quality. Excellent protection is VMIG 1 afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/	This designation denotes strong credit quality. Margins of protection are VMIG 2 ample, although not as large as in the preceding group.

MIG 3/	This designation denotes acceptable credit quality. Liquidity and VMIG 3 cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand

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feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer’s specific structural or credit features.

Commercial Paper

Prime-1

Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

	1.	Leading market positions in well established industries.

	2.	High rates of return on funds employed.

	3.	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

	4.	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

	5.	Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated “Not Prime” do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes US. Public Finance securities)

AAA

Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. Single ‘A’ rating denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered

B-3

adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus(+) or Minus(-)	Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, however, are not added to the ‘AAA’ category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2	Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or F-1” ratings.

F-3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus(+)	The plus sign may be appended to a ‘F-1’ category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as ‘AAA/F 1+’. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

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APPENDIX C

          HSBC INVESTOR FUNDS PROXY VOTING POLICY

          The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Global Asset Management (USA) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Subadviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Subadvisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of each Fund. These policies and procedures are attached hereto.

          The Board will provide the Trust’s consent to vote in matters where HSBC or a Subadviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

C-1

APPENDIX D

HSBC Global Asset Management (USA) Inc.
Halbis Capital Management (USA) Inc.

PROXY VOTING POLICY AND PROCEDURES

          The purpose of this proxy voting policy is to reasonably insure that HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc., (HSBCUSA), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager’s investment advisory clients is the primary consideration in determining how proxies should be voted.

          As long as there is no provision to the contrary in the Investment Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBCUSA to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBCUSA by each Investment Company’s Board of Directors.

          PROXY VOTING POLICY

          It is the policy of HSBCUSA to vote client proxies for the exclusive benefit of its clients’ accounts. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

          HSBCUSA generally will not favor proposals that are designed to make it difficult for a company to be acquired or that have a tendency to entrench current management at the expense of securities holders. Therefore, HSBCUSA will generally vote against proposals concerning instituting “poison pills”, classified boards of directors, unequal voting rights, elimination of shareholder action by written consent and granting stock options at less than fair market value.

          In this regard, HSBCUSA has engaged a third party proxy voting service provider (“Proxy Service Provider”) to conduct analysis of proposals, and to provide guidance on voting ballots. The Proxy Service Provider provides its analysis in the form of written reports, which are circulated to HSBCUSA’ investment staff for their review. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

          Certain portfolios (“Fund of Funds”) primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles (“Sub-Funds”) which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

          Administration

          The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBCUSA will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

          Conflicts of Interest

          HSBCUSA generally will vote proxies in accordance with the Proxy Service Provider’s predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service

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Provider’s predetermined recommendations, HSBCUSA’ senior management will review, and if deemed necessary, an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

          Client Access to Proxy Voting Records

          A record of how proxies have been voted for a client’s account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue – 18th Floor, New York, NY 1008, ATTN: Chief Compliance Officer.

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STATEMENT OF ADDITIONAL INFORMATION

HSBC INVESTOR FUNDS

HSBC INVESTOR CASH MANAGEMENT FUND

P.O. Box 182845
Columbus, Ohio 43218-2845

General and Account Information - (800) 782-8183 (Toll Free)

HSBC Global Asset Management (USA) Inc.	Citi Fund Services Ohio, Inc.
Investment Adviser and Administrator of the Fund	Sub-Administrator (“Citi” or “Sub-Administrator”)
(“HSBC” or “Adviser” and “Administrator”)
Foreside Distribution Services LP
(“Distributor”)

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS ONLY AUTHORIZED FOR DISTRIBUTION WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND DATED DECEMBER 1, 2009 (the “Prospectus”). This Statement of Additional Information (“SAI”) contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and SAI may be obtained without charge by writing or calling the HSBC Investor Funds (the “Trust”) at the address and telephone number printed above.

References in this SAI to the “Prospectus” are to the Prospectus dated December 1, 2009 of the Trust by which shares of the Fund listed above are offered. Unless the context otherwise requires, terms defined in the Prospectus have the same meaning in this SAI as in the Prospectus.

December 1, 2009

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GENERAL INFORMATION

          The HSBC Investor Cash Management Fund (the “Fund”) is a series of HSBC Investor Funds, an open-end management investment company. The Fund is a money market fund that must comply with the requirements of the SEC’s Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and, by virtue of compliance with the diversification requirements of Rule 2a-7, is deemed to have satisfied the diversification requirements of the 1940 Act. The Fund’s investment objective and policies are described in this SAI. Shares of the Fund are divided into seven separate classes, Class A, Class B, Class C, Class D, Class E, Institutional Class (the “Class I Shares”), and Class Y Shares.

          See “Purchase of Shares” for information about the various classes and eligibility to invest therein.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

          The following information supplements the discussion of the investment objective, policies, and risks of the Fund in the Fund’s prospectus.

          The Fund is a money market fund that follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. In addition, there can be no assurance that the investment objective of the Fund will be achieved. Except as otherwise indicated, the investment objective and related policies and strategies of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of Fund shareholders. If there is a change, shareholders should consider whether the Fund remains an appropriate investment in light of its then-current financial position and needs.

          For purposes of any minimum requirements set forth herein that are based upon a Nationally Recognized Statistical Ratings Organization’s (“NRSRO”) ratings categories, if no sub-categories or gradations are specified the requirement is determined without regard for sub-categories and gradations (i.e., all sub-categories and gradations within a particular category are acceptable).

INVESTMENT OBJECTIVE

          The investment objective of the Fund is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

          The Fund seeks to achieve its investment objective by investing its assets in a portfolio of the highest quality money market instruments with maturities of 397 days or less and a dollar-weighted average portfolio maturity of 90 days or less, and repurchase agreements with respect to such obligations. Examples of these instruments include:

-	bank certificates of deposit (CDs): negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

-	time deposits: non-negotiable deposits maintained in banking institutions for specified periods of time and stated interest rates.

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bankers’ acceptances: negotiable drafts or bills of exchange that have been “accepted” by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

-	prime commercial paper: high-grade, short-term obligations issued by banks, corporations and other issuers.

-	corporate obligations: high-grade, short-term corporate obligations (other than prime commercial paper).

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-	municipal obligations: high-grade, short-term municipal obligations.

-	U.S. Government securities: marketable securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities.

-	repurchase agreements: collateralized by U.S. Treasury or U.S. Government agency obligations.

          The Fund will invest only in the highest quality securities that the Adviser believes present minimal credit risk. Highest quality securities are securities rated at the time of acquisition in the highest short-term category (i.e., A-1/P-1) by at least two NRSROs (or, if only one rating service has rated the security, by that service) or, if the security is unrated, judged to be of equivalent quality by the Adviser. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. The Fund may invest in variable or floating rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand.

QUALIFYING AS A REGULATED INVESTMENT COMPANY

          The Trust intends to qualify the Fund as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify under current law, at the close of each quarter of the Fund’s taxable year, at least 50% of the Fund’s total assets must be represented by cash, U.S. Government securities, investment company securities and other securities limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% of the Fund’s total assets may be invested in securities of one issuer (or two or more issuers which are controlled by the Fund and which are determined to be engaged in the same or similar trades or businesses or related businesses) other than U.S. Government securities or the securities of other regulated investment companies.

INVESTMENT TECHNIQUES

          The Fund invests in a variety of securities and, in accordance with its investment objectives and policies (as described in the Prospectus and above in this SAI), employs a number of investment techniques. Each security and technique involves certain risks. The following is an alphabetical list of the investment techniques used by the Fund as indicated in the table, and the main risks associated with those techniques.

The Fund may utilize, among other thing, the following types of investments or techniques:

FOREIGN SECURITIES

          The Fund may invest in securities of foreign issuers. Such investments by the Fund may be made in U.S. dollar-denominated commercial paper of foreign issuers and in bank certificates of deposit and bankers’ acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These foreign investments involve certain special risks described below.

          Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. federal securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, other taxes imposed by the foreign country on the Fund’s earnings, assets, or transactions, limitation on the removal of cash or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ

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favorably or unfavorably from the economy of the United States. Changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Furthermore, dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Additional costs associated with an investment in foreign securities may include higher custodial fees than those that apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries.

ILLIQUID INVESTMENTS, RULE 144A SECURITIES, AND SECTION 4(2) SECURITIES

          The Fund may invest up to 10% of its net assets in securities that are illiquid by virtue of the absence of a readily available market, or because of legal or contractual restrictions on resale. This policy does not limit the acquisition of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), or commercial paper issued pursuant to Section 4(2) under the 1933 Act that are determined to be liquid in accordance with guidelines established by the Board of Trustees. There may be delays in selling these securities, and sales may be made at less favorable prices.

          The Adviser may determine that a particular Rule 144A or Section 4(2) security is liquid and thus not subject to the limitation on investments in illiquid securities, pursuant to guidelines adopted by the Board of Trustees. Factors that the Adviser must consider in determining whether a particular Rule 144A security is liquid include the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that qualified institutions might become, for a time, uninterested in purchasing these securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

          Subject to certain restrictions, the Fund may invest in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act and the rules thereunder. Investors should recognize that the purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such companies including operating costs, and investment advisory and administrative services fees.

          The Trust may, in the future, seek to achieve the Fund’s investment objective (subject to applicable investment restrictions) by investing all of the Fund’s assets in a no-load, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the Fund. In such event, the investment advisory contract for the Fund would be terminated and the administrative services fees paid by the Fund would be reduced. Such investment would be made only if the Trustees of the Trust believe that the aggregate per share expenses of the Fund and such other investment company will be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

LENDING OF PORTFOLIO SECURITIES

          The Fund may lend portfolio securities in an amount up to 33 1/3% of the Fund’s net assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. Loans of portfolio securities earn income for the Fund and are collateralized by cash, cash equivalents or U.S. Government securities. The Fund might experience a loss if the financial institution defaults on the loan. The borrower at the initiation of the loan must deposit with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities, and then must continue to make deposits as necessary to

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maintain collateral of at least 100% of the value of the loaned securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the Fund must terminate the loan and vote the securities. Alternatively, the Fund may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Fund any interest or distributions paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

OBLIGATIONS OF PERSONAL AND BUSINESS CREDIT INSTITUTIONS (BANKING INDUSTRY)

          The Fund may invest without limit in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit institution industries when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in those industries justify any additional risks associated with the concentration of the Fund’s assets in those industries. The Fund, however, will invest more than 25% of its assets in the personal credit institution or business credit institution industries only when, to the Adviser’s knowledge, the yields then available on securities issued by companies in such industries and otherwise suitable for investment by the Fund exceed the yields then available on securities issued by companies in the banking industry and otherwise suitable for investment by the Fund.

REPURCHASE AGREEMENTS

          The Fund may invest in repurchase agreements. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer’s funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Fund’s custodian bank either physically or in book entry form and the collateral is marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. The Fund may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The restrictions and procedures that govern the investment of the Fund’s assets in repurchase obligations are designed to minimize the Fund’s risk of losses from those investments. Repurchase agreements are considered collateralized loans under the 1940 Act.

          The repurchase agreement provides that, in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the Fund will have the right to liquidate the securities. If, at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. The Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.

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          All repurchase agreements entered into by the Fund are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian bank has possession of the collateral, which the Trust’s Board of Trustees believes gives the Fund a valid, perfected security interest in the collateral. The Trust’s Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund. Repurchase agreements give rise to income which does not qualify as tax-exempt income when distributed to Fund shareholders.

SELECTION OF MONEY MARKET INVESTMENTS

          The Fund invests in fixed income securities. The value of the fixed income securities in the Fund’s portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the Fund’s investment policies are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

          The Fund may invest in bank certificates of deposit and bankers’ acceptances

          Securities issued or guaranteed as to principal and interest by the U.S. Government include a variety of Treasury securities, which differ in their interest rates, maturities and dates of issue. Securities issued or guaranteed by agencies or instrumentalities of the U.S. Government may or may not be supported by the full faith and credit of the United States or by the right of the issuer to borrow from the U.S. Treasury.

          Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objectives, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund will also invest to take advantage of what the Adviser believes to be temporary disparities in yields of different segments of the high-grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund’s portfolio. Portfolio turnover may give rise to taxable gains. The Fund does not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS

          The Fund may invest in sovereign and supranational debt obligations. To the extent the Fund invests in sovereign and supranational debt instruments issued or guaranteed by foreign governments, agencies, and supranational entities (“sovereign debt obligations”), especially sovereign debt obligations of developing countries, an investment in the Fund may be subject to a high degree of risk, and the sovereign debt obligation may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

U.S. GOVERNMENT SECURITIES

          The Fund may invest in U.S. Government securities. U.S. Government securities include bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. The U.S. Treasury Money Market Fund invests only in obligations of the U.S. Treasury and therefore may not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

          Some U.S. Government securities are supported by the direct full faith and credit pledge of the U.S. Government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as

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securities issued by the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. Government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

PORTFOLIO TRANSACTIONS

          Purchases and sales of securities will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to issuers directly or from or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing portfolio securities transactions for the Fund primarily consists of dealer spreads and underwriting commissions. The Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities for the Fund. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund’s shareholders rather than by any formula. In placing orders for the Fund, the primary consideration is prompt execution of orders in an effective manner at the most favorable price, although the Fund does not necessarily pay the lowest spread or commission available. Other factors taken into consideration are the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities. To the extent consistent with applicable legal requirements, the Adviser may place orders for the purchase and sale of Fund investments for the Fund with a broker-dealer affiliate of the Adviser.

          The Adviser may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid from the Fund is not reduced because the Adviser and its affiliates receive such services.

          Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with HSBC Bank USA, the Adviser, the Trust or Foreside are prohibited from dealing with the Fund as a principal in the purchase and sale of securities except in accordance with regulations adopted by the SEC. The Fund may purchase municipal obligations from underwriting syndicates of which the Distributor or other affiliate is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act. Under the 1940 Act, persons affiliated with the Adviser, the Fund or Foreside may act as a broker for the Fund. In order for such persons to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such persons must be reasonable and fair compared to the commissions, fees or other remunerations paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Trustees of the Trust regularly review any commissions paid by the Fund to affiliated brokers. The Fund will not do business with nor pay commissions to affiliates of the Adviser in any portfolio transactions where they act as principal.

          As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction, provided that the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular

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transaction or the broker-dealer’s respective overall responsibilities to the Fund or to its other clients. Not all of such services are useful or of value in advising the Fund.

          The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and the Adviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement. The SEC has published proposed interpretative guidance that would tighten existing standards concerning the types of expenses that qualify for the Section 28(e) safe harbor and set forth certain steps that investment advisers would need to take in order to ensure such qualification.

          Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought for certain clients even though it could have been sold for other clients at the same time, and a particular security may be sold for certain clients even though it could have been bought for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. In some instances, one client may sell a particular security to another client. Two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in that security are, insofar as practicable, averaged as to price and allocated between such clients in a manner which in the Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. In addition, when purchases or sales of the same security for the Fund and for other clients of the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchases or sales. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients in terms of the price paid or received or of the size of the position obtainable. It is recognized that, in some cases, this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

          The Board of Trustees has adopted a policy to ensure compliance with Rule 12b-1(h) under the 1940 Act in the selection of broker-dealers to execute portfolio transactions for the Fund. Generally, Rule 12b-1(h) prohibits the Fund from compensating a broker-dealer for promotion or sale of Fund shares by directing to the broker-dealer securities transactions or remuneration received or to be received from such portfolio securities transactions.

          Since the Fund invests primarily in fixed-income securities, it is anticipated that most purchases and sales will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to its securities transactions.

          In the United States and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter’s commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer’s mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by the Investment Advisory Agreement between the Trust and HSBC Global Asset Management (USA) Inc. (“Advisory Contract”), be bought from or sold to dealers who

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have furnished statistical research and other information or services to the Adviser. At present, no arrangements for the recapture of commission payments are in effect.

DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board of Trustees of the Trust has adopted a policy and procedures relating to disclosure of the Trust’s portfolio securities (the “Policy”). The Policy is designed to ensure disclosure of holdings information, where necessary, to the Trust’s operation or useful to the Trust’s shareholders without compromising the integrity or performance of the Trust.

          Pursuant to applicable law, once the Trust commences operations, it is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter. The Trust will disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports will be distributed to shareholders. Quarterly holdings reports filed with the SEC on Form N-Q will not be distributed to shareholders, but will be available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. These reports will be available, free of charge, on the Trust’s website at www.investorfunds.us.hsbc.com.

          The Trust’s website will also provide information about the Fund’s portfolio holdings, sector holdings and other characteristics data twice per month, as of month-end and at mid-month, fifteen (15) days after the end of each period. This information will be available until updated as of the following month. The information on the Trust’s website is publicly available to all categories of persons.

          The Trust or the Adviser may share non-public holdings information of the Trust sooner than 60 days of the end of the fiscal quarter with the Adviser and other service providers to the Trust (including the Trust’s custodian, the Trust’s sub-administrator, Citi; and pricing services such as FT Interactive). In addition, the Trust may share non-public holdings information with NRSROs, including Standard & Poor’s Corporation, Morningstar, Lipper Analytical Services and Bloomberg L.P. These service providers and other entities owe contractual, fiduciary, or other legal duties of confidentiality to the Trust or the Adviser that foster reasonable expectations that holdings information will not be misused. The Trust’s officers may authorize disclosure of the Trust’s holdings portfolio information to service providers where such service provider needs information to fulfill its duties.

          The Trust may also disclose information about portfolio holdings to mutual fund evaluation services that agree not to disclose the information to third parties and that enter into a Confidentiality Agreement. Such Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that such information will be used solely for the purpose of analysis and evaluation of the portfolio. Disclosures may be made to other third parties under a Confidentiality Agreement satisfactory to Fund counsel and the Trust’s Chief Compliance Officer (“CCO”). The Confidentiality Agreement prohibits anyone in possession of non-public holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform services for the portfolio.

          Currently, the Trust has arrangements to provide additional disclosure of holdings information to the following evaluation services: Lipper Analytical Services, Morningstar, Bloomberg L.P. and Standard & Poor’s Corporation.

          No compensation or other consideration is paid to or received by any party in connection with the disclosure of holdings information, including the Trust, the Adviser and its affiliates.

          Pursuant to the Policy, the CCO may authorize exceptions and allow disclosures under other circumstances he or she deems appropriate. In addition, the Fund may disclose its holdings, as appropriate, in conformity with the foregoing principles. Compliance with the Policy (including the use of the portfolio holdings information) will be monitored by the CCO or his or her designee on a regular basis, and any violations constituting a “Material Compliance Matter” as defined under Rule 38a-1 of the 1940 Act will be reported by the CCO to the Board.

8

INVESTMENT RESTRICTIONS

          The Trust, with respect to the Fund, has adopted certain fundamental and non-fundamental investment restrictions. Fundamental investment restrictions may not be changed without approval by holders of a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (i) 67% or more of the outstanding “voting securities” of the Fund present at a meeting, if the holders of more than 50% of the outstanding “voting securities” of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding “voting securities” of the Fund. The term “voting securities” as used in this paragraph has the same meaning as in the 1940 Act.

          As a matter of fundamental policy, the Trust, on behalf of the Fund, may not:

          1. borrow money, except that, as a temporary measure for extraordinary or emergency purposes, the Fund may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund including the amount borrowed (moreover, the Trust (on behalf of the Fund) may not purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund) taken in each case at market value;

          2. purchase any security or evidence of interest therein on margin, except that the Trust may obtain such short-term credit for the Fund as may be necessary for the clearance of purchases and sales of securities;

          3. underwrite securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the 1933 Act in selling a portfolio security for the Fund;

          4. make loans to other persons except (a) through the lending of securities held by the Fund, but not in excess of 1/3 of the Fund’s net assets taken at market value, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this Investment Restriction (4), the purchase of short-term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

          5. purchase or sell real estate (including limited partnership interests, but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Trust reserves the freedom of action to hold and to sell for the Fund real estate acquired as a result of its ownership of securities);

          6. concentrate its investments in any particular industry (except for obligations of the U.S. Government and domestic banks), but, if it is deemed appropriate for the achievement of the Fund’s investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry;

          7. issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above;

          8. pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund (taken at market value);

          9. sell any security which it does not own, unless, by virtue of its ownership of other securities, it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold; and provided, that, if such right is conditional, the sale is made upon the same conditions;

9

          10 taken together with any investments described in Investment Restriction (12)below, invest more than 10% of the net assets of the Fund in securities that are not readily marketable, including debt securities for which there is no established market and fixed time deposits and repurchase agreements maturing in more than seven days;

          11. write, purchase or sell any put or call option or any combination thereof;

          12. taken together with any investments described in Investment Restriction (10) above, invest in securities which are subject to legal or contractual restrictions on resale (other than fixed time deposits and repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the net assets of the Fund, (taken at market value) would be so invested (including fixed time deposits and repurchase agreements maturing in more than seven days);

          13. purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held for the Fund; or

          14. make short sales of securities or maintain a short position, unless, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the net assets of the Fund (taken at market value) is held as collateral for such sales at any one time.

          For the purposes of interpreting the fundamental policies, securities deemed to be liquid in accordance with the procedures adopted by the Board of Trustees are not included in the limitation set forth in Items 10 and 12.

PERCENTAGE AND RATING RESTRICTIONS

          If a percentage restriction or a rating restriction on investment or utilization of assets set forth above or referred to in the Fund’s Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of policy. However, the Adviser will consider such change in its determination of whether to continue to hold the security and provided further, that the Adviser will take appropriate steps, which may include the disposition of portfolio securities, as may be necessary, to satisfy the applicable requirements of the 1940 Act with respect to the Fund’s investments in illiquid securities or any borrowings by the Fund.

PERFORMANCE INFORMATION

          From time to time the Trust may provide annualized “yield,” “effective yield” and “tax equivalent yield” quotations for the Fund in advertisements, shareholder reports or other communications to shareholders and prospective investors. The methods used to calculate the Fund’s yield, effective yield and tax equivalent yield are mandated by the SEC. The yield for the Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fund assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)(365/7)] - 1

          Performance information for the Fund may be compared, in reports and promotional literature, to (i) unmanaged indices so that investors may compare the Fund’s results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general, (ii) other

10

groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies (including iMoneyNet’s Money Fund Reports), publications, or persons who rank mutual funds on overall performance or other criteria, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally does not reflect deductions for administrative and management costs and expenses.

          Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yield of the Fund varies based on the type, quality and maturities of the obligations held for the Fund, fluctuations in short-term interest rates, and changes in the expenses of the Fund. These factors, and possible differences in the methods used to calculate yields, should be considered when comparing the yield of the Fund to yields published for other investment companies or other investment vehicles.

          A Shareholder Servicing Agent, as defined below, if applicable, may charge its customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the net return on the investment of customers of that Servicing Agent. Specifically, investors who purchase and redeem shares of the Fund through a Servicing Agent may be charged one or more of the following types of fees as agreed upon by the Servicing Agent and the investor, with respect to the customer services provided by the Servicing Agent: account fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and effective yield of the Fund for those investors.

          Conversely, the Trust has been advised that certain Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents. Such customers may be able to obtain through their Servicing Agent quotations reflecting such decreased or increased return.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

          The names of the Trustees of the Trust, their addresses, dates of birth, position(s) held with the Trust, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen and other directorships held by each Trustee are set forth below.

NAME, ADDRESS, AND AGE/DATE OF BIRTH	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER TRUSTEESHIPS HELD BY TRUSTEE

NON-INTERESTED TRUSTEES

MARCIA L. BECK	Trustee	Indefinite;	Private Investor	35	None
P.O. Box 182845		June 2008	(June 1999 –
Columbus, OH 43218		to present	present)
Date of Birth: October 29, 1955

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SUSAN S. HUANG P.O. Box 182845 Columbus, OH 43218 Date of Birth: May 14, 1954	Trustee	Indefinite; June 2008 to present	Investment Consultant, self employed ( 2001 – present); Senior Vice President, Schroeder Investment Management (2001 – 2004)	35	United Church Federation; Huntington’s Disease Society; Second Congregational Church (Greenwich) Endowment, Inc.

ALAN S. PARSOW P.O. Box 182845 Columbus, OH 43218 Date of Birth: January 16, 1950	Trustee	Indefinite; 1987 to present	General Partner of Elkhorn Partners, L.P. (a private investment partnership) (since 1989)	35	Penn Treaty American Corporation (insurance)

THOMAS F. ROBARDS P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 10, 1946	Trustee	Indefinite; 2005 to present	Partner, Robards & Co. LLC (2005- present); Chief Financial Officer, American Museum of Natural History (2003-2004)	35	Overseas Shipholding Group (energy transportation); Ellington Financial LLC (financial services); Big Apple Circus (entertainment)

LARRY M. ROBBINS P.O. Box 182845 Columbus, OH 43218 Date of Birth: December 12, 1938	Trustee	Indefinite; 1987 to present	Private Investor (2007-present); Director, Center for Teaching and Learning, University of Pennsylvania (1999-2007)	35	None

MICHAEL SEELY P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 7, 1945	Trustee	Indefinite; 1987 to present	Private Investor (2003-present); Global Multi Manager Partners (1999-2003); President of Investor Access Corporation (1981- 2003)	35	None

INTERESTED TRUSTEE

STEPHEN J. BAKER** P.O. Box 182845 Columbus, OH 43218 Date of Birth: June 23, 1956	Trustee	Indefinite; 2004 to present	Chief Executive Officer, HSBC Global Asset Management (USA) Inc. and Executive Vice President, HSBC (USA), N.A. (2003 – present)	35	None

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*	Includes both the Fund and the underlying Portfolio for funds with a master/feeder structure.

**	Mr. Baker is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Adviser.

          The names of the officers, their addresses, dates of birth, position(s) held with the Trust, and principal occupation(s) during the past five years are described in the table below.

TERM OF OFFICE
	POSITION(S)	AND
NAME, ADDRESS, AND	HELD WITH	LENGTH OF TIME	PRINCIPAL OCCUPATION(S)
AGE/DATE OF BIRTH	FUND	SERVED	DURING PAST 5 YEARS

RICHARD A. FABIETTI	President	Indefinite; 2004 to	Senior Vice President, Head of
452 Fifth Avenue		present	Product Management, HSBC Global
New York, NY 10018			Asset Management (USA) Inc. (1998
Date of Birth: October 8, 1958			– present)

ELBA VASQUEZ	Vice President	Indefinite; 2006 to	Vice President of Product
452 Fifth Avenue		present	Administration, HSBC Global Asset
New York, NY 10018			Management (USA) Inc. (2005 –
Date of Birth: December 14, 1961			present); Vice President of Client
Services, Citi Fund Services (1996 –
2005)

MARTIN R. DEAN*	Treasurer	Indefinite; September	Senior Vice President, Citi Fund
3435 Stelzer Road		2009 to present	Services (1994 – present)
Columbus, OH 43219-3035
Date of Birth: November 27, 1963

JENNIFER A ENGLISH*	Secretary	Indefinite; September	Senior Vice President, Regulatory
100 Summer Street		2008 to present	Administration, Citi Fund Services
Suite 1500			(2005 – present); Assistant Vice
Boston, MA 02110			President and Assistant Counsel,
Date of Birth: March 5, 1972			PFPC, Inc. (2002-2005)

F. MARTIN FOX	Assistant	Indefinite; September	Assistant Vice President, Regulatory
100 Summer Street	Secretary	2008 to present	Administration, Citi Fund Services
Suite 1500			(May 2008 – present); Contract
Boston, MA 02110			Attorney, Update Legal LLC (2002 –
Date of Birth: May 5, 1963			2008)

FREDERICK J. SCHMIDT*	Chief	Term expires 2009;	Senior Vice President and Chief
585 Stewart Avenue	Compliance	2004 to present	Compliance Officer, CCO Services,
Garden City, NY 11530	Officer		Citi Fund Services (2004 – present)
Date of Birth: July 10, 1959

*	Mr. Dean, Mr. Schmidt and Ms. English also are officers of certain other investment companies of which Citi (or an affiliate) is the administrator or sub-administrator.

          BOARD OF TRUSTEES

          Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees carry out their responsibilities in accordance with the laws of the

13

Commonwealth of Massachusetts and the Trust’s Declaration of Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

COMMITTEES

          The Trustees of the Trust have established an Audit Committee, a Contracts and Expense Committee, a Valuation and Investment Oversight Committee, and a Nominating and Corporate Governance Committee for the Trust.

Audit Committee

          The Audit Committee is comprised of Marcia L. Beck, Susan S. Huang, Alan S. Parsow, Thomas F. Robards, Larry M. Robbins and Michael Seely, who are not “interested persons” of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Audit Committee is currently chaired by Mr. Robards. The primary purpose of the Audit Committee is to oversee the accounting and financial reporting policies, practices and internal controls of the Trust. The Audit Committee (i) recommends to the Board of Trustees the selection, retention, compensation and termination of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the results of the annual audit with the independent auditors; (iv) reviews the annual financial statements of the Fund with management and the independent auditors; and (v) reviews the adequacy and effectiveness of internal controls and procedures with management and the independent auditors. The Audit Committee held four meetings during the last fiscal year.

Contracts and Expense Committee

          The Contracts & Expense Committee (“C&E Committee”) is comprised of the Independent Trustees of the Trust. The C&E Committee is currently chaired by Ms. Beck. The primary purpose of the C&E Committee is to help ensure that the interests of the Trust and its shareholders are appropriately served by (i) agreements and plans to which the Trust is a party or direct beneficiary and (ii) expenses payable by the Trust and its series. The C&E Committee was formed in September 2009. The C&E Committee did not meet in the most recent fiscal year.

Valuation and Investment Oversight Committee

          The Valuation and Investment Oversight Committee is comprised of all of the Trustees of the Trust. The Committee is currently chaired by Ms. Huang. The primary purposes of the Valuation and Investment Oversight Committee are to oversee: (i) Fund management, investment risk management, performance and brokerage practices relating to the Fund; (ii) the implementation and operation of the Trust’s Valuation Procedures and the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act with respect to the Fund and other Trust series that are money market funds; and (iii) the selection process for investment sub-advisers to series of the Trust. The Valuation and Investment Oversight Committee was formed in September 2009, at which time two prior Committees of the Board of Trustees with similar functions, the Valuation Committee and the Investment Oversight Committee, were disbanded. The Valuation and Oversight Committee did not meet during the most recent fiscal year. The former Valuation Committee met one time and the former Investment Oversight Committee did not meet during the most recent fiscal year, prior to their disbandment.

Nominating and Corporate Governance Committee

          The Nominating and Corporate Governance Committee is comprised of the Independent Trustees of the Trust. The Committee is currently chaired by Mr. Robbins. This Committee (i) makes nominations for trustee membership on the Board; (ii) evaluates on a periodic basis the operations and effectiveness of the Board as a whole; (iii) periodically reviews the composition of the Board to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board; (iv) periodically reviews Board governance procedures and shall recommend any appropriate changes to the full Board; and (v) periodically reviews Trustee compensation and shall recommend any appropriate changes to the Board. The Nominating and Corporate Governance Committee also considers nominees recommended by

14

shareholders. The Nominating and Corporate Governance Committee met three times during the most recent fiscal year.

FUND OWNERSHIP

          Listed below for each Trustee is a dollar range of securities beneficially owned in the Fund of the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee in the HSBC Investor Family of Funds, as of December 31, 2008.

AGGREGATE DOLLAR RANGE OF
EQUITY
SECURITIES IN ALL REGISTERED
INVESTMENT
	DOLLAR RANGE OF	COMPANIES OVERSEEN BY
	EQUITY SECURITIES IN	TRUSTEE IN FAMILY OF
NAME OF TRUSTEE	THE FUND	INVESTMENT COMPANIES

Non-Interested Trustees

Marcia L. Beck	None	None

Susan S. Huang	None	None

Alan S. Parsow	None	None

Thomas Robards	None	None

Growth Fund
$1 - $10,000
Overseas Equity Fund
Larry M. Robbins	None	$10,001 - $50,000
Value Fund
$1 - $10,000

Michael Seely	None	None

Interested Trustee

Stephen J. Baker	None	None

          As of November 2, 2009, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Fund.

TRUSTEE AND OFFICER COMPENSATION

          The Trust, in the aggregate, pays each Independent Trustee an annual retainer of $60,000 and a fee of $5,000 for each regular meeting of the Board of Trustees, a fee of $3,000 for each special telephonic meeting, and a fee of $5,000 for each special in-person meeting, except that Mr. Seely, as Chairman of the Board, receives an annual retainer of $80,000 and a fee of $9,000 for each regular meeting attended. Additionally, the Trust pays each Trustee who is not an “interested person” an annual retainer of $3,000 for each Committee on which such Trustee serves as a Committee Member, or $8,000 for Committee Chairs, and also pays each Committee Member $3,000 for each Committee meeting attended. In addition, for time expended on Board duties outside normal meetings at the request of the Chairman or a Committee Chair, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day. For the fiscal year ended October 31, 2009, the following compensation was paid to the Trustees.

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Interested
Independent Trustees							Trustee

COMPENSATION
FROM THE	Alan S.	Larry M.	Michael	Thomas F.	Susan S.	Marcia L.	Stephen. J.
FUND	Parsow	Robbins	Seely	Robards	Huang	Beck	Baker

Cash Management
Fund	N/A	N/A	N/A	N/A	N/A	N/A

Pension Or
Retirement
Benefits
Accrued As	None	None	None	None	None	None
Part Of The
Fund’s
Expenses (1)

Estimated
Annual
Benefits Upon	None	None	None	None	None	None
Retirement

Total
Compensation
From Funds
And Fund	$143,000	$164,000	$164,000	$158,800	$156,500	$138,500
Complex(1) Paid
To Trustees

(1)	The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to retirement benefits upon retirement from the Board of Trustees.

(2)	For these purposes, the Fund Complex consists of 35 Funds of the Trusts and offshore feeder funds, as of October 31, 2009.

          None of the officers receive compensation directly from the Fund. Under a Compliance Services Agreement between the Trust and Citi, Citi makes a Citi employee available to serve as the Trust’s Chief Compliance Officer. Under the Compliance Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Fund Compliance Program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Fund Compliance Program and related policies and procedures of Fund service providers. The Compliance Services Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Compliance Services Agreement, the Trusts currently pay Citi $266,0991per annum, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

[1] This amount reflects an adjustment annually, commencing on the one-year anniversary of the date of the Compliance Service Agreement between Citi and the Trusts. The adjustment is measured by the percentage increase in consumer prices for services as measured by the United States Consumer Price Index titled “All Service Less Rent of Shelter” or a similar index should such index no longer be published.

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INVESTMENT ADVISER

          HSBC Global Asset Management (USA) Inc. is the investment adviser to the Fund pursuant to the Advisory Contract with the Trust. For investment advisory services, the Adviser is entitled to a fee from the Fund, which is accrued daily and paid monthly, and which is based on the Fund’s daily net assets, at an annual rate of 0.10%.

          The Adviser or its affiliates may, out of their own resources, assist in marketing the Fund’s shares. Without limiting the foregoing, the Adviser may, out of its own resources and without cost to the Fund, make both cash and non-cash payments to selected financial intermediaries for shareholder, recordkeeping, processing, accounting and/or other administrative services in connection with the sale or servicing of shares and shareholders of the Fund. Historically, these payments have generally been structured as a percentage of net assets attributable to the financial intermediary, but may also be structured as a percentage of gross sales, a fixed dollar amount, or a combination of the above. These payments are made by the Adviser in addition to any 12b-1 fees, shareholder services fees, and/or sales charges, or portion thereof, that are borne by shareholders and paid to such financial intermediaries. The making of these payments could create a conflict of interest for the financial intermediary receiving such payments.

          The Advisory Contract for the Fund will continue in effect through December 31, 2009 with respect to the Fund, and continue thereafter provided such continuance is approved at least annually (i) by the holders of a majority of the outstanding voting securities of the Fund or by the Trust’s Board of Trustees, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or “interested persons” (as defined in the 1940 Act) of any such party. Not withstanding the forgoing, the Advisory Contract may be terminated with respect to the Fund without penalty by either party on 60 days written notice and will terminate automatically in the event of its assignment within the meaning of the 1940 Act.

          The Adviser, located at 452 Fifth Avenue, New York, New York 10018, is a wholly-owned subsidiary of HSBC Bank USA, N.A. (“HSBC”), which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. No securities or instruments issued by HSBC USA, Inc. or HSBC will be purchased for the Fund.

          The Advisory Contract for the Fund provides that the Adviser will manage the portfolio of the Fund and will furnish to the Fund investment guidance and policy direction in connection therewith. The Adviser has agreed to provide to the Trust, among other things, information relating to composition, credit conditions and average maturity of the portfolio of the Fund. Pursuant to the Advisory Contract, the Adviser also furnishes to the Trust’s Board of Trustees periodic reports on the investment performance of the Fund.

          The Adviser and the Trust have also entered into an Operational Support Services Agreement, under which the Adviser provides operational support services in connection with the operation of the Fund. For its services, the Adviser is entitled to a fee from the Fund, computed daily and paid monthly, equal on an annual basis to 0.10% of the Fund’s average daily net assets, with the exception of assets attributable to Class E and Class I Shares. Operational support services provided by the Adviser include, among other things, (i) data processing, clerical and bookkeeping services required in connection with maintaining the financial accounts and records for the Fund, (ii) compiling statistical and research data required for the preparation of reports and statements which are periodically distributed to the Fund’s Officers and Trustees, (iii) handling general shareholder relations with Fund investors, such as advice as to the status of their accounts, the current yield and dividends declared to date and assistance with other questions related to their accounts, and (iv) compiling information required in connection with the Fund’s filings with the SEC.

          If the Adviser were prohibited from performing any of its services for the Trust under the Advisory Contract or the Operational Support Services Agreement, it is expected that the Board of Trustees would recommend to the Fund’s shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board.

          The investment advisory services of the Adviser to the Fund are not exclusive under the terms of the Advisory Contract. The Adviser is free to and does render investment advisory services to others.

17

          The Trust and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts and to make material changes to existing sub-advisory contracts with the approval of the Board of Trustees, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of Independent Trustees) of the Trust must approve any new or amended agreements with subadvisers. In accordance with the exemptive order received from the SEC, an information statement providing details about the appointment of the new subadvisers will be mailed to shareholders within 120 days of the change in subadvisers. Shareholders will also receive an information statement describing material changes to a sub-advisory contract between the Adviser and a subadviser within 120 days of the material change. The Adviser remains responsible for the performance of the Fund, has authority to oversee subadvisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors such subadviser’s adherence to its investment style and performance results in order to recommend any changes in a subadviser to the Trust’s Board of Trustees. The Fund does not currently use a subadviser.

DISTRIBUTION PLANS-CLASS A, CLASS B, CLASS C, AND CLASS D SHARES ONLY

          Distribution Plans have been adopted by the Trust (the “Distribution Plans”) with respect to the Class A Shares (the “Class A Plan”), the Class B Shares (the “Class B Plan”), the Class C Shares (the “Class C Plan”), and the Class D Shares (the “Class D Plan”) of the Fund. The Distribution Plans provide that they may not be amended to increase materially the costs which the Class A Shares, Class B Shares, Class C Shares and Class D Shares may bear pursuant to the Class A Plan, Class B Plan, Class C Plan or Class D Plan without approval by shareholders of the Class A Shares, Class B Shares, Class C Shares or Class D Shares, respectively, and that any material amendments of the Distribution Plans must be approved by the Board of Trustees, and by the Independent Trustees of the Trust and have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreement (“Qualified Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Independent Trustees has been committed to the discretion of the Independent Trustees. The Distribution Plans have been approved, and are subject to annual approval, by the Board of Trustees and by the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans. In adopting the Class A Plan, Class B Plan, Class C Plan and Class D Plan, the Trustees considered alternative methods to distribute the Class A Shares, Class B Shares, Class C Shares and Class D Shares and to reduce each class’ expense ratio and concluded that there was a reasonable likelihood that each Distribution Plan will benefit the respective class and that class’ shareholders. The Distribution Plans are terminable with respect to the Class A Shares, Class B Shares, Class C Shares or Class D Shares at any time by a vote of a majority of the Qualified Trustees or by vote of the holders of a majority of that class.

THE DISTRIBUTOR

          Foreside Distribution Services LP (“Foreside”), whose address is 10 High Street, Suite 302, Boston, MA 02110, acts as distributor to the Fund under a Distribution Contract with the Trust. Under the terms of the Distribution Contract, Foreside provides services to the Trusts related to, among other things, the review and approval of Fund selling agreements, the review of the Fund’s marketing materials, and the compensation of third party intermediaries. Foreside and its affiliates also serve as distributor to other investment companies. The Distributor may make payments to broker-dealers for their services in distributing Shares of the Fund.

          Pursuant to the Distribution Plans adopted by the Trust, the Distributor is reimbursed by the Fund monthly for costs and expenses incurred by the Distributor in connection with the distribution of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and for the provision of certain shareholder services with respect to these Shares. Payments to the Distributor are for various types of activities, including: (1) payments to broker-dealers which advise shareholders regarding the purchase, sale or retention of Class A Shares, Class B Shares, Class C Shares and Class D Shares of the Fund and which provide shareholders with personal services and account maintenance services (“service fees”); (2) payments to employees of the Distributor; and (3) printing and advertising expenses. Pursuant to the Class A and Class D Plans, the amount of the Distributor’s reimbursement from the Fund may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by Class A Shares and Class D Shares, respectively, outstanding

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during the period for which payment is being made. Pursuant to the Class B Plan and Class C Plan, respectively, such payments by the Distributor to broker-dealers may be in amounts on an annual basis of up to 0.75% of the Fund’s average daily net assets as presented by Class B Shares and Class C Shares, respectively, outstanding during the period for which payment is being made. The aggregate fees paid to the Distributor pursuant to the Distribution Plans, and to Servicing Agents pursuant to the Shareholder Services Plan, will not exceed, on an annual basis, 0.60%, 1.00%, 1.00% and 0.25%, of the Fund’s average daily net assets represented by Class A Shares, Class B Shares, Class C Shares and Class D Shares, respectively, during the period for which payment is being made. Salary expenses of Foreside personnel who are responsible for marketing shares of the various series of the Trust may be allocated to such series on the basis of average net assets; travel expenses are allocated to, or divided among, the particular series for which they are incurred. The distribution fees collected from the Fund by Foreside are used to pay commissions for the sale of Fund shares.

          The Fund is not liable for distribution and shareholder servicing expenditures made by the Distributor in any given year in excess of the maximum amount payable under the Distribution Plans in that year.

ADMINISTRATOR AND SUB-ADMINISTRATOR

          Pursuant to an Administration Agreement dated as of July 1, 2005, as amended June 4, 2007, the Adviser serves as the Trust’s administrator (the “Administrator”), and in that role oversees and coordinates the activities of other service providers, and monitors certain aspects of the Trust’s operations. Pursuant to a Sub-Administration Agreement dated January 1, 2009, as amended September 14, 2009 (the “Master Services Agreement”), the Administrator has retained Citi Fund Services Ohio, Inc. (“Citi”), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, as sub-administrator (the “Sub-Administrator”). Citi served as the administrator (rather than sub-administrator), through June 30, 2006. Management and administrative services of the Administrator and Sub-Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

          Pursuant to the Master Services Agreement, Citi provides the Fund with various services, which include sub-administration of the Trust and the Fund. Citi’s services also include certain regulatory and compliance services, as well as fund accounting and transfer agency services. The Administrator and Citi provide certain persons satisfactory to the Board of Trustees to serve as officers of the Trust. Such officers, as well as certain other employees of the Trust, may be directors, officers or employees of the Administrator, Citi or their affiliates.

          The Administration Agreement was renewed for the one (1) year period ending December 31, 2009, and may be terminated upon not more than 60 days written notice by either party. The Agreement provides that the Administrator shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Administration Agreement. The Master Services Agreement and Sub-Administration Agreement provide that Citi shall not be liable to the Trust except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the respective Agreements.

          The administration fee primarily consists of an asset-based fee accrued daily and paid monthly at an annual rate of:

$0-$12 billion	0.0525%
In excess of $12 billion	0.0350%

          The sub-administration fee primarily consists of an asset-based fee payable to Citi on the first business day of each month, or at such times as Citi shall request, at an annual rate of:

Up to $10 billion	0.0350%
$10 billion - $20 billion	0.0150%
$20 billion - $50 billion	0.0075%
In excess of $50 billion	0.0050%

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          The fee rate and breakpoints are determined on the basis of the aggregate average daily net assets of the HSBC Investor Family of Funds, but the assets of the underlying portfolios that reflect assets of certain funds in the complex that invest in the portfolios are not double-counted. The total administration fee to be paid to the Administrator and Citi is allocated to each of the funds in the fund complex based upon its proportionate share of the aggregate net assets of the fund complex, and then allocated to each class of shares on a class basis.

TRANSFER AGENT

          Under the Master Services Agreement with Citi, Citi acts as transfer agent (“Transfer Agent”) for the Trust. The Transfer Agent maintains an account for each shareholder of record, performs other transfer agency functions and act as dividend disbursing agent for the Trust. The principal business address of Citi is 3435 Stelzer Road, Columbus, OH 43219.

CUSTODIAN

          Pursuant to a Custodian Agreement, Northern Trust Company acts as the custodian of the Fund’s assets (the “Custodian”). The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on the Fund’s investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts in order to calculate the daily net asset value of shares of the Fund. Securities held for the Fund may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company. The Custodian does not determine the investment policies of the Fund or decide which securities will be purchased or sold for the Fund. For its services, the Custodian receives such compensation as may from time to time be agreed upon by it and the Trust.

FUND ACCOUNTING AGENT

          Pursuant to the Master Services Agreement, Citi also serves as fund accounting agent to the Fund.

SHAREHOLDER SERVICES PLAN

          The Trust has adopted a Shareholder Services Plan with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, which provides that the Trust may obtain the services of certain financial institutions and securities brokers, as shareholder servicing agents (“Shareholder Servicing Agents”) that shall, as agents for their customers who purchase the Fund’s Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, perform certain shareholder account, administrative and service functions for such customers, and may enter into agreements providing for the payment of fees for such services. The Shareholder Services Plan continues in effect indefinitely if such continuance is specifically approved at least annually by a vote of the Qualified Trustees. The Shareholder Services Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or with respect to a particular Class of Shares by a majority vote of the outstanding voting securities of that class. The Shareholder Services Plan may not be amended to increase materially the amount of permitted expenses thereunder with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares or Class E Shares without the approval of a majority of shareholders of the particular class, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees.

          The Trust has entered into a shareholder servicing agreement (a “Servicing Agreement”) with certain Shareholder Servicing Agents, including HSBC, pursuant to which the Shareholder Servicing Agent, as agent for its customers, among other things: answers customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions of Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares of the Fund may be effected and certain other matters pertaining to the Fund; assists shareholders in designating and changing dividend options, account designations and addresses;

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provides necessary personnel and facilities to establish and maintain shareholder accounts and records; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem Shares; verifies and guarantees shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnishes (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases and redemptions; transmits, on behalf of the Trust, proxy statements, annual reports, updated prospectuses and other communications from the Trust to the Fund’s shareholders; receives, tabulates and transmits to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Fund or the Trust; and provides such other related services as the Trust or a shareholder may request. With respect to Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares, each Shareholder Servicing Agent receives a fee from the Fund for these services, which may be paid periodically, determined by a formula based upon the number of accounts serviced by such Shareholder Servicing Agent during the period for which payment is being made, the level of activity in accounts serviced by such Shareholder Servicing Agent during such period, and the expenses incurred by such Shareholder Servicing Agent.

          The Trust understands that some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Prospectus, in addition to or different from those imposed by the Trust, such as requiring a different minimum initial or subsequent investment, account fees (a fixed amount per transaction processed), compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered), or account maintenance fees (a periodic charge based on a percentage of the assets in the account or of the dividends paid on those assets). Each Shareholder Servicing Agent has agreed to transmit to its customers who are holders of Shares appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to the imposition of any transaction fees. Conversely, the Trust understands that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund with respect to those accounts.

FEDERAL BANKING LAW

          The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, HSBC’s and the Adviser’s activities remain subject to, and may be limited by, applicable federal banking law and regulations. HSBC and the Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Advisory Contract without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of HSBC and the Adviser to perform these services, the Board of Trustees would review the Trust’s relationship with HSBC and the Adviser and consider taking all action necessary in the circumstances, which could include recommending to shareholders the selection of another qualified adviser or, if that course of action appeared impractical, that the Fund be liquidated.

EXPENSES

          Except for the expenses paid by the Adviser and the Distributor, the Fund bears all costs of its operations. Expenses attributable to a class (“Class Expenses”) shall be allocated to that class only. Class Expenses with respect to the Class A Shares, Class B Shares, Class C Shares, Class D Shares, and Class E Shares must include payments made pursuant to their respective Distribution Plan and the Shareholder Services Plan. In the event a particular expense is not reasonably allocable by class or to a particular class, it shall be treated as the Fund expense or a Trust expense. Trust expenses directly related to the Fund are charged to the Fund; other expenses are allocated proportionally among all the portfolios of the Trust in relation to the net asset value of the Fund.

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PROXY VOTING

          The Trust has adopted Proxy Voting Policies that delegate the responsibility of voting proxies to the Adviser. The Proxy Voting Policies of the Trust and the Adviser are attached as Appendices B and C.

          Information regarding how the Portfolios voted proxies relating to portfolio securities during the 12-month period ending June 30, 2009 is available (i) without charge, upon request, by calling 1-800-782-8183; and (ii) on the SEC’s website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

          The net asset value (“NAV”) of each share of each class of the Fund is determined at 5:00 p.m. Eastern time on each day on which the U.S. bond markets are open for trading (a “Money Market Business Day”). Shares of the Fund purchased on a Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for the Fund effected on a Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

          The Trust uses the amortized cost method to determine the value of the Fund’s portfolio securities pursuant to Rule 2a-7 under the 1940 Act, with the exception of certain events where fair value pricing guidance is given and may be more appropriate. The amortized cost method involves valuing an obligation at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. During these periods, the yield to a shareholder may differ somewhat from that of which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Fund’s portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

          Rule 2a-7 provides that, in order to value its portfolio using the amortized cost method, the Fund’s dollar-weighted average portfolio maturity of 90 days or less must be maintained, and only securities having remaining maturities of 397 days or less, which are determined by the Trust’s Board of Trustees to be of high quality with minimal credit risks, may be purchased. Pursuant to Rule 2a-7, the Board has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund’s portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the NAV of the Fund calculated by using available market quotations deviates from the $1.00 per share valuation based on amortized cost. The extent of any deviation is examined by the Board of Trustees. If such deviation exceeds $0.003, the Board promptly considers what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a NAV per share by using available market quotations. It is anticipated that the NAV of each class of shares will remain constant at $1.00, although no assurance can be given that the NAV will remain constant on a continuing basis.

          Subject to the Trust’s compliance with applicable regulations, the Trust on behalf of the Fund has reserved the right to pay the redemption or repurchase price of shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash), as applicable. The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

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PURCHASE OF SHARES

          An investor may purchase shares through the Distributor directly or by authorizing his Shareholder Servicing Agent to purchase such shares on his behalf through the Distributor.

          Class A Shares and Class Y Shares of the Fund are continuously offered for sale by the Distributor at net asset value (normally $1.00 per share) with no front-end sales charge to the public, and to customers of securities brokers that have entered into a dealer agreement with the Distributor (“Securities Brokers”) or a Shareholder Servicing Agent who has entered into a Shareholder Servicing Agreement with the Trust or the Distributior. Class Y Shares are subject to certain minimum investment requirements, as are Class E Shares and Class I Shares. Class I Shares are offered primarily for direct investment by institutional investors. Class E Shares are offered for direct investment through portal providers, intermediaries (anyone facilitating the purchase of the Fund by its clients), and institutional direct clients, if they meet the investment minimum. In addition, investment companies advised by the Adviser are eligible to invest in Class E Shares and Class I Shares. Class D shares are similar to Class A shares, except that Class D shares are offered to clients of the Adviser and its affiliates and are subject to lower operating expenses.

          Class B Shares and Class C Shares of the Fund are not offered for sale but are only offered as an exchange option for Class B shareholders and Class C shareholders of the Trust’s other investment portfolios who wish to exchange some or all of those Class B shares or Class C shares for Class B Shares or Class C Shares of the Fund. Although Class B Shares and Class C Shares of the Fund are not subject to a sales charge, when a shareholder exchanges Class B shares or Class C shares of another Trust portfolio for Class B Shares or Class C Shares of the Fund, such shares may be subject to a contingent deferred sales charge when they are redeemed. See “Contingent Deferred Sales Charge (“CDSC”) -- Class B Shares and Class C Shares” below. Class C Shares are also available to customers or HSBC sweep programs.

          Purchases of shares of the Fund are effected on the same day the purchase order is received by the Distributor provided such order is received prior to the time designated in the Prospectus at which the NAV is calculated. Shares purchased earn dividends from and including the day the purchase is effected. The Trust intends the Fund to be as fully invested at all times as is reasonably practicable in order to enhance the yield on its assets. Each Shareholder Servicing Agent or Securities Broker is responsible for and required to promptly forward orders for shares to the Distributor.

          While there is no sales load on purchases of shares, the Distributor may receive fees from the Fund. See “Management of the Trust” and “The Distributor” above. Other funds which have investment objectives similar to those of the Fund but which do not pay some or all of such fees from their assets may offer a higher yield.

          All purchase payments are invested in full and fractional shares. The Trust reserves the right to cease offering shares for sale at any time or to reject any order for the purchase of shares.

EXCHANGE PRIVILEGE

          By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Fund may exchange some or all of his Shares for shares of a corresponding class of one or more of the following mutual funds for which HSBC serves as investment adviser as HSBC may determine: the HSBC Investor California Tax-Free Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor Prime Money Market Fund, HSBC Investor Tax-Free Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, (the “Money Market Funds”), HSBC Investor Growth Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor Value Fund, (the “HSBC Investor Funds”), and the following LifeLine allocation funds: HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund and HSBC Investor Conservative Growth Strategy Fund (the “HSBC LifeLine Funds,” and together with the Money Market Funds and Investor Funds, the “Retail Funds”). It is expected that the exchange privilege will be available for corresponding classes of the following HSBC Investor Funds if and when they commence operations: the

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HSBC Investor Global Emerging Markets Fixed Income Fund, HSBC Investor Global Fixed Income Fund (U.S. Dollar Hedged) and HSBC Investor Global Fixed Income Fund, which had not commenced operations at the date of this SAI. By contacting the Transfer Agent or his Shareholder Servicing Agent or his Securities Broker, a shareholder of the Retail Funds may exchange some or all of his Shares at net asset value without a sales charge for Shares of the same class offered with the same or lower sales charge by any of the other HSBC Investor Funds. Exchanges for Shares with a higher sales charge may be made upon payment of the sales charge differential. For purposes of the discussions below, references to the HSBC Investor Funds include the HSBC LifeLine Funds.

          An investor will receive Class A Shares of the Money Market Funds in exchange for Class A shares of the HSBC Investor Funds, unless the investor is eligible to receive Class D Shares of the Money Market Funds, in which case the investor may receive Class D Shares of a Money Market Fund in exchange for such Class A shares. Class D Shares may be exchanged for Class D Shares of other Money Market Funds. Class B Shares and Class C Shares may be exchanged for shares of the same class of one or more of the Money Market Funds or other HSBC Investor Funds at net asset value, and Class E Shares, Class I Shares and Class Y Shares may be exchanged for a corresponding class of the Money Market Funds or exchanged for Class I shares of the non-money market HSBC Investor Funds at net asset value without a front-end sales charge provided that the amount to be exchanged meets the applicable minimum investment requirements. In each case, the exchange is conditioned upon being made in states where it is legally authorized. Holders of the Fund’s Class B Shares may not exchange their Shares for shares of any other class. Exchanges of Class A Shares for Class A Shares of one or more HSBC Investor Funds may be made upon payment of the applicable sales charge, unless previously paid or otherwise exempt. Shareholders of Class A Shares and Class D Shares of the Fund who are shareholders as of December 31, 1997 will be grandfathered with respect to the HSBC Investor Funds and will be exempt from having to pay a sales charge on any new purchases of Class A Shares or Class D Shares of the Fund. An exchange of Class B Shares or Class C Shares will not affect the holding period of the Class B Shares or Class C Shares for purposes of determining the CDSC, if any, upon redemption. An exchange may result in a change in the number of Shares held, but not in the value of such Shares immediately after the exchange. Each exchange involves the redemption of the Shares to be exchanged and the purchase of the shares of the other HSBC Investor Funds, which may produce a gain or loss for tax purposes. An exchange between share classes within the same fund will be treated by the Fund as a non-taxable event.

          The exchange privilege (or any aspect of it) may be changed or discontinued upon 60 days written notice to shareholders and is available only to shareholders in states in which such exchanges may be legally made. A shareholder considering an exchange should obtain and read the prospectus of the other HSBC Investor Fund into which the exchange will be made, and consider the differences in investment objectives and policies before making any exchange.

          An exchange is considered a sale of shares and may result in a capital gain or loss for federal income tax purposes, unless such exchange is between share classes within the same fund. A Shareholder wishing to exchange his or her Shares may do so by contacting the Trust at 800-782-8183, by contacting his or her broker-dealer or by providing written instruction to the Distributor.

IN-KIND PURCHASES

          The Trust, in its discretion, may permit purchases of Fund shares by means of in-kind contributions of portfolio securities under certain circumstances. An in-kind contribution must be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. In connection with an in-kind securities purchase, the Fund will require, among other things, that the securities be valued in the same manner as they would be valued for purposes of computing the Fund’s NAV; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received; and that the securities be in proper form for transfer to the Fund. In addition, the Fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale.

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          The Fund will not be liable for any brokerage commission or fee (except for customary transfer fees) in connection with an in-kind purchase of Fund shares. Your broker may impose a fee in connection with processing your in-kind purchase of Fund shares. An investor contemplating an in-kind purchase of Fund shares should consult his or her tax adviser to determine the tax consequences under Federal and state law of making such a purchase.

AUTOMATIC INVESTMENT PLAN

          The Trust offers a plan for regularly investing specified dollar amounts ($25.00 minimum in monthly, quarterly, semi-annual or annual intervals) in the Fund. If an Automatic Investment Plan is selected, subsequent investments will be automatic and will continue until such time as the Trust and the investor’s bank are notified to discontinue further investments. Due to the varying procedures to prepare, process and forward bank withdrawal information to the Trust, there may be a delay between the time of the bank withdrawal and the time the money reaches the Fund. The investment in the Fund will be made at the net asset value per share determined on the day that both the check and the bank withdrawal data are received in required form by the Distributor. Further information about the Automatic Investment Plan may be obtained from Citi at the telephone number listed under “Shareholder Inquiries.”

          For further information on how to purchase Shares from the Distributor, an investor should contact the Distributor directly (see the address and phone number “Shareholder Inquiries”).

PURCHASES THROUGH A SHAREHOLDER SERVICING AGENT OR A SECURITIES BROKER

          Shareholder Servicing Agents and Securities Brokers, if applicable, may offer services to their customers, including specialized procedures for the purchase and redemption of Shares, such as pre-authorized or automatic purchase and redemption programs and “sweep” checking programs. Each Shareholder Servicing Agent and Securities Broker may establish its own terms, conditions and charges, including limitations on the amounts of transactions, with respect to such services. Charges for these services may include fixed annual fees, account maintenance fees and minimum account balance requirements. The effect of any such fees will be to reduce the net return on the investment of customers of that Shareholder Servicing Agent or Securities Broker. Conversely, certain Servicing Agents may (although they are not required by the Trust to do so) credit to the accounts of their customers, from whom they are already receiving other fees, amounts not exceeding such other fees or the fees received by the Servicing Agent from the Fund, which will have the effect of increasing the net return on the investment of such customers of those Servicing Agents.

          Shareholder Servicing Agents and Securities Brokers may transmit purchase payments on behalf of their customers by wire directly to the Fund’s custodian bank by following the procedures described above.

          For further information on how to direct a Securities Broker, if applicable, or a Shareholder Servicing Agent to purchase Shares, an investor should contact his Securities Broker or his Shareholder Servicing Agent.

CONTINGENT DEFERRED SALES CHARGE (“CDSC”) - CLASS B SHARES

          Investors purchasing shares of the Fund will ordinarily purchase either Class A Shares, Class D Shares, Class E Shares, Class I Shares, or Class Y Shares. Investors will only receive Class B Shares by exchanging the Class B Shares of other HSBC Investor Funds. If an investor exchanges shares of other HSBC Investor Funds for shares of the Fund and wish to sell his or her shares, Class B Shares may be subject to a contingent deferred sales charge (“CDSC”). Specifically, Class B Shares of the Fund will be subject to a declining CDSC if Class B Shares of any of the HSBC Investor Funds are exchanged for Class B Shares of any of the Money Market Funds and redeemed within 4 years. In such cases, the CDSC will be:

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Years since Purchase	CDSC as a % of Dollar Amount Subject to Charge

0-1	4.00%
1-2	3.00%
2-3	2.00%
3-4	1.00%
More than 4	None

          The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. There is no CDSC on reinvested dividends or distributions. If an investor sells some but not all of his or her Class B Shares, shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

          The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Internal Revenue Code of 1986, as amended (the “Code”)) of a Shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an IRA or a Custodial Account under Code Section 403(b)(7) to a Shareholder who has reached age 70 1/2, and (iii) to the extent the redemption represents the minimum required distribution from retirement plans under Code Section 401(a) where such redemptions are necessary to make distributions to plan participants.

CONVERSION FEATURE -- CLASS B SHARES

          Class B Shares of the Fund will convert automatically to Class A Shares (or Class D Shares, depending on your eligibility), after six years from the beginning of the calendar month in which the Class B Shares were originally purchased. After conversion, the shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares (or Class D Shares) which will increase the shareholder’s investment return compared to the Class B Shares. A shareholder will not pay any sales charge or fees when his or her shares convert, nor will the transaction be subject to any tax. If an investor purchased Class B Shares of one fund which he or she exchanged for Class B Shares of another fund, the holding period will be calculated from the time of the original purchase of Class B Shares. The dollar value of Class A Shares (or Class D Shares) the investor receives will equal the dollar value of the Class B shares converted.

LEVEL LOAD ALTERNATIVE -- CLASS C SHARES

          Class C Shares of the Fund are available for purchase by customers of HSBC Bank USA N.A. sweep programs. Other investors will only receive Class C Shares by exchanging the Class C Shares of other HSBC Investor Funds. If an investor purchases Class C Shares or exchanges Class C Shares of other HSBC Investor Funds for Class C Shares of the Fund and wishes to sell his or her shares, the redemption may be subject to a 1.00% CDSC if the shares are redeemed less than one year after the original purchase of the Class C Shares. The CDSC will be assessed on the lesser of the current NAV or the NAV at the time of purchase.

          Unlike Class B Shares, Class C Shares have no conversion feature.

REDEMPTION OF SHARES

          A shareholder may redeem all or any portion of the Shares in his account at any time at the net asset value (normally $1.00 per share for the Fund) next determined after a redemption order in proper form is furnished by the shareholder to the Transfer Agent, with respect to Shares purchased directly through the Distributor, or to his Securities Broker or his Shareholder Servicing Agent, and is transmitted to and received by the Transfer Agent. Class A Shares, Class D Shares, Class E Shares, Class I Shares, and Class Y Shares may be redeemed without charge while Class B Shares and Class C Shares may be subject to a contingent deferred sales charge (CDSC). See “Contingent Deferred Sales Charge (“CDSC”) Class B Shares and Class C Shares” above. Redemptions are effected on the same day the redemption order is received by the Transfer Agent provided such order is received prior to the time designated in the Prospectus for the calculation of the

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NAV of the relevant class. The NAV is determined daily on each day that the U.S. bond markets are open for business. Shares redeemed earn dividends up to and including the day prior to the day the redemption is effected.

          Except as otherwise set forth in the Prospectus, the proceeds of a redemption are normally paid from the Fund in U.S. dollars on the next Money Market Business Day following the date on which the redemption is effected, but in any event within seven days. The right of any shareholder to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists. To be in a position to eliminate excessive expenses, the Trust reserves the right to redeem upon not less than 30 days notice all Shares in an account which has a value below $50.00, provided that such involuntary redemptions will not result from fluctuations in the value of Fund Shares. A shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

          Unless Shares have been purchased directly from the Distributor, a shareholder may redeem Shares only by authorizing his Securities Broker, if applicable, or his Shareholder Servicing Agent to redeem such Shares on his behalf (since the account and records of such a shareholder are established and maintained by his Securities Broker or his Shareholder Servicing Agent). For further information as to how to direct a Securities Broker or a Shareholder Servicing Agent to redeem Shares, a shareholder should contact his Securities Broker or his Shareholder Servicing Agent.

          The Board of Trustees of the Trust has adopted Redemption-in-Kind Procedures that provide that redemptions by affiliated shareholders may be satisfied by the distribution of portfolio securities in-kind, reflecting the shareholder’s proportionate interest in the relevant Fund, subject to certain adjustments. The Board of Trustees, including a majority of the Independent Trustees, is required under the Procedures to determine no less frequently than quarterly that all redemptions in kind to affiliated shareholders made during the preceding quarter (if any) (a) were effected in accordance with the procedures, (b) did not favor the affiliated shareholder to the detriment of any other shareholder, and (c) were in the best interests of the distributing Fund.

SYSTEMATIC WITHDRAWAL PLAN

          Any shareholder who owns Shares with an aggregate value of $10,000 or more may establish a Systematic Withdrawal Plan under which he redeems at net asset value the number of full and fractional shares which will produce the monthly, quarterly, semi-annual or annual payments specified (minimum $50.00 per payment). Depending on the amounts withdrawn, systematic withdrawals may deplete the investor’s principal. Investors contemplating participation in the Systematic Withdrawal Plan should consult their tax advisors. No additional charge to the shareholder is made for this service.

REDEMPTION OF SHARES PURCHASED DIRECTLY THROUGH THE DISTRIBUTOR

          Redemption by Letter. Redemptions may be made by letter to the Transfer Agent specifying the dollar amount or number of Class A Shares to be redeemed, account number and the Fund. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the Shares, all must sign). In connection with a written redemption request, all signatures of all registered owners or authorized parties must be guaranteed by an Eligible Guarantor Institution, which includes a domestic bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. The Transfer Agent, however, may reject redemption instructions if the guarantor is neither a member nor a participant in a signature guarantee program (currently known as “STAMP”, “SEMP”, or “NYSE MPS”). Corporations, partnerships, trusts or other legal entities may be required to submit additional documentation.

          Redemption by Wire or Telephone. An investor may redeem Class A Shares or Class D Shares of the Fund by wire or by telephone if he has checked the appropriate box on the Purchase Application or has filed a Telephone Authorization Form with the Trust. These redemptions may be paid from the Fund by wire or by

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check. The Trust reserves the right to refuse telephone wire redemptions and may limit the amount involved or the number of telephone redemptions. The telephone redemption procedure may be modified or discontinued at any time by the Trust. Instructions for wire redemptions are set forth in the Purchase Application. The Trust employs reasonable procedures to confirm that instructions communicated by telephone are genuine. For instance, the following information must be verified by the shareholder or Securities Broker at the time a request for a telephone redemption is effected: (1) shareholder’s account number; (2) shareholder’s social security number; and (3) name and account number of shareholder’s designated Securities Broker or bank. If the Trust fails to follow these or other established procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

CHECK REDEMPTION SERVICE

          Shareholders may redeem Class A Shares or Class D Shares of the Fund by means of a Check Redemption Service. If Class A Shares or Class D Shares are held in book credit form and the Check Redemption Service has been elected on the Purchase Application on file with the Trust, redemptions of shares may be made by using redemption checks provided by the Trust. There is no charge for this service. Checks must be written for amounts of $250 or more, may be payable to anyone and negotiated in the normal way. If more than one shareholder owns the Class A Shares or Class D Shares, all must sign the check unless an election has been made to require only one signature on checks and that election has been filed with the Trust.

          Class A Shares and Class D Shares represented by a redemption check continue to earn daily dividends until the check clears the banking system. When honoring a redemption check, the Trust causes the redemption of exactly enough full and fractional Class A Shares and Class D Shares of the Fund from an account to cover the amount of the check. The Check Redemption Services may be terminated at any time by the Trust.

          If the Check Redemption Service is requested for an account in the name of a corporation or other institution, additional documents must be submitted with the application, i.e., corporations (Certification of Corporate Resolution), partnerships (Certification of Partnership) and trusts (Certification of Trustees). In addition, since the share balance of the Fund account is changing on a daily basis, the total value of the Fund account cannot be determined in advance and the Fund account cannot be closed or entirely redeemed by check.

RETIREMENT PLANS

          Class D Shares of the Fund are offered in connection with tax-deferred retirement plans. Application forms and further information about these plans, including applicable fees, are available from the Trust or the Distributor upon request. The tax law governing tax-deferred retirement plans is complex and changes frequently. Before investing in the Fund through one or more of these plans, an investor should consult his or her tax advisor.

INDIVIDUAL RETIREMENT ACCOUNTS

          The shares may be used as a funding medium for an IRA. An Internal Revenue Service-approved IRA plan may be available from an investor’s Shareholder Servicing Agent. In any event, such a plan is available from the Distributor naming Citi as custodian. The minimum initial investment for an IRA is $250; the minimum subsequent investment is $100. In general, IRAs are available to individuals who receive compensation or earned income and their spouses, whether or not they are active participants in a tax-qualified or Government-approved retirement plan. In general, an IRA contribution by an individual who participates, or whose spouse participates, in a tax-qualified or Government-approved retirement plan may not be deductible, in whole or in part, depending upon the individual’s income. Individuals also may establish an IRA to receive a “rollover” contribution of distributions from another IRA or a qualified plan. Tax advice should be obtained before planning a rollover or determining contribution limits.

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DEFINED CONTRIBUTION PLANS

          Investors who are self-employed may purchase shares of the Fund for retirement plans for self-employed persons which are known as defined contribution plans (formerly Keogh or H.R. 10 Plans). HSBC offers a prototype plan for money purchase and profit sharing defined contribution plans. The rules governing these plans are complex, and a tax advisor should be consulted.

SECTION 457 PLAN, 401(k) PLAN, 403(b) PLAN

          The Fund may be used as an investment vehicle for certain deferred compensation plans provided for by Section 457 of the Code with respect to service for state governments, local governments, rural electric cooperatives and political subdivisions, agencies, instrumentalities, tax-exempt organizations and certain affiliates of such entities. The Fund may also be used as an investment vehicle for both 401(k) plans and 403(b) plans.

DIVIDENDS AND DISTRIBUTIONS

          The Trust declares all of the Fund’s net investment income daily as a dividend to Fund shareholders. Dividends substantially equal to the Fund’s net investment income earned during the month are distributed in that month to the Fund’s shareholders of record. Generally, the Fund’s net investment income consists of the interest and dividend income it earns, less expenses. In computing interest income, premiums are not amortized nor are discounts accrued on long-term debt securities, except as required for federal income tax purposes.

          Shares begin accruing dividends on the day they are purchased. Dividends are distributed monthly. Unless a shareholder elects to receive dividends in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent or Securities Broker), dividends are distributed in the form of additional shares of the Fund at the rate of one share (and fraction thereof) of the Fund for each one dollar (and fraction thereof) of dividend income.

          The Fund’s net realized capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund’s shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax on certain undistributed income and net capital gains of regulated investment companies. Unless a shareholder elects to receive dividends in cash, dividends are distributed in the form of additional shares of the Fund (purchased at its net asset value without a sales charge).

          For this purpose, the net income of the Fund (from the time of the immediately preceding determination thereof) consists of (i) all income accrued, less the amortization of any premium, on the assets of the Fund, less (ii) all actual and accrued expenses determined in accordance with generally accepted accounting principles. Interest income includes discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity and any net realized gains or losses on the assets of the Fund. Obligations held in the Fund’s portfolio are valued at amortized cost, which the Trustees of the Trust have determined in good faith constitutes fair value for the purposes of complying with the 1940 Act. This method provides certainty in valuation, but may result in periods during which the stated value of an obligation held for the Fund is higher or lower than the price the Fund would receive if the obligation were sold. This valuation method will continue to be used until such time as the Trustees of the Trust determine that it does not constitute fair value for such purposes.

          Since the net income of the Fund is declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account.

          It is expected that the Fund will have a positive net income at the time of each determination thereof. If, for any reason, the net income of the Fund determined at any time is a negative amount, which could occur, for instance, upon default by an issuer of an obligation held in the Fund’s portfolio, the negative amount with

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respect to each shareholder account would first be offset from the dividends declared during the month with respect to each such account. If and to the extent that such negative amount exceeds such declared dividends at the end of the month, the number of outstanding Fund shares would be reduced by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder, which represents his proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. Thus, the net asset value per share is expected to be maintained at a constant $1.00.

DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

          The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Class A Shares, Class B Shares, Class C Shares, Class D Shares, Class E Shares, Class I Shares and Class Y Shares of beneficial interest (par value $0.001 per share) and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. The shares of each series of the Trust participate equally in the earnings, dividends and assets of the particular series. Currently, the Trust has 35 series of shares (including funds that have not commenced operations), each of which constitutes a separately managed fund. The Trust reserves the right to create additional series of shares. The Trust may authorize the creation of multiple classes of shares of separate series of the Trust. Currently, shares of the Fund are divided into seven separate classes.

          Each share of each class of the Fund represents an equal proportionate interest in the Fund with each other share of that class. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote.

          Certain Shareholder Servicing Agents have agreed to transmit all proxies and voting materials from the Trust to their customers who are beneficial owners of the Fund and such Servicing Agents have agreed to vote as instructed by such customers. Under the Declaration of Trust, the Trust is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust will hold special meetings of Fund shareholders when, in the judgment of the Trustees of the Trust, it is necessary or desirable to submit matters for a shareholder vote.

          Shareholders of each series generally vote separately, for example, to approve investment advisory agreements or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (a) each class shall have a different designation; (b) each class shall bear any class expenses; and (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relate solely to its distribution arrangement, and each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

          The Trust’s shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

          Shareholders of the Fund have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate

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with other shareholders of the Trust in connection with requesting a meeting of shareholders of the Trust for the purpose of removing one or more Trustees. Shareholders of the Trust also have the right to remove one or more Trustees without a meeting by a declaration in writing subscribed to by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders of the Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

          The Trust’s Declaration of Trust provides that, at any meeting of shareholders of the Fund or the Trust, a Servicing Agent may vote any shares as to which such Servicing Agent is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately, in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Servicing Agent is the agent of record. Any shares so voted by a Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

          The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

TAXATION

FEDERAL INCOME TAX

          The following is a summary of certain U.S. federal income tax issues concerning the Fund and its shareholders. The Fund may also be subject to state, local, foreign or other taxes not discussed below. This discussion does not purport to be complete or to address all tax issues relevant to each shareholder. Prospective investors should consult their own tax advisors with regard to the federal, state, foreign and other tax consequences to them of the purchase, ownership or disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative authorities, all of which are subject to change, which change may be retroactive.

          The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), in two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or of one or more qualified publicly traded partnerships.

          As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all or substantially all of such income.

          A Fund may elect to pass-through tax credits from certain eligible tax credit bonds to its shareholders. If the Fund so elects, the Fund’s shareholders will be required to include additional amounts attributable to the credit in their income.

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          Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses for the 12-month period ending October 31 of the calendar year, and (3) all such ordinary income and capital gains for previous years that were not distributed during such years.

          A distribution will be treated as paid during the calendar year if it is declared by the Fund in October, November or December of that year with a record date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

DISTRIBUTIONS IN GENERAL

          Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. It is not expected that such distributions will be eligible for the dividends-received deduction for corporations.

          If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund’s net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on municipal securities) would be taxable to the Fund’s shareholders to the extent of the Fund’s current and accumulated earnings and profits.

          The excess of long-term capital gains over net short-term capital losses realized, distributed and properly designated by the Fund, whether received in cash or reinvested in Funds, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Capital gain distributions made to individuals are subject to a maximum federal income tax rate of 15%, which is currently scheduled to increase to 20% after 2010. Net capital gains from assets held for one year or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates regardless of how long a shareholder has held Fund shares. Shareholders receiving distributions in the form of additional shares will be taxed on the amount of such distribution and will have a cost basis for federal income tax purposes in each share received equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

          Generally, the maximum tax rate for individual taxpayers on long-term capital gains and on certain qualifying dividend income is 15%. These rates do not apply to corporate taxpayers. The Fund will be able to designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate, although it does not expect to distribute a material amount of qualifying dividends. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from funds, such as the Fund, investing in debt instruments will not generally qualify for the lower rates. The favorable treatment of qualifying dividends is scheduled to expire after 2010.

SALE EXCHANGE OR REDEMPTION OF SHARES

          Upon disposition (by redemption, repurchase, sale or exchange) of Fund shares, a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Realization of such a gain or loss is considered unlikely because of the Fund’s policy to attempt to maintain a $1.00 per share net asset value. Any such gain or loss would be treated as a capital gain or loss if the shares are capital assets in the shareholder’s hands. For individuals, long-term capital gain will generally be subject to a maximum current tax rate of 15% if the shareholder’s holding period for the shares is more than one year (such rate is currently scheduled to increase to 20% after 2010). Gain from the disposition of shares held not more than one year will be taxed as short-term capital gain. A loss realized by a shareholder on the disposition of Fund shares with respect to which long-term capital gain dividends have been received will, to the extent of such long-term capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months

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or less. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

ORIGINAL ISSUE DISCOUNT/MARKET DISCOUNT

          If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount.” If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

          Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

BACKUP WITHHOLDING

          The Trust will be required to report to the Internal Revenue Service (the “IRS”) all distributions by the Fund except in the case of certain exempt shareholders. All such distributions generally will be subject to withholding of federal income tax at a rate of 28% (“backup withholding”) in the case of nonexempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder’s federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

FOREIGN SHAREHOLDERS

          Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt

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from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

          Subject to certain limitations, dividends payable to certain non-U.S. shareholders will be exempt from withholding of U.S. tax through 2009 to the extent such dividends are attributable to interest or short-term capital gains and the Fund elects to designate such distributions.

OTHER INFORMATION

CAPITALIZATION

          The Trust is a Massachusetts business trust established under a Declaration of Trust dated April 22, 1987, as a successor to two previously-existing Massachusetts business trusts, Fund Trust Tax-Free Trust (organized on July 30, 1986) and Fund Vest (organized on July 17, 1984, and since renamed Fund Source). Prior to October 3, 1994, the name of the Trust was “Fund Trust.” Prior to April 12, 2001, the name of the Trust was Republic Funds.

          The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) and classes of shares within each series at any time in the future. Establishment and offering of additional classes or series will not alter the rights of the Fund’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In the event of the liquidation of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The Board of Trustees has appointed KPMG LLP as the independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2009. KPMG LLP will audit the Trust’s annual financial statements, prepare the Trust’s income tax returns, and assist in the filings with the SEC. KPMG LLP’s address is 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

COUNSEL

          Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares of the Fund offered by the Trust, and also acts as counsel to the Trust.

CODE OF ETHICS

          The Trust, the Adviser, Citi and Foreside each has adopted a code of ethics, as required by applicable law, including Rule 17j-1 under the 1940 Act, which is designed to prevent affiliated persons of the Trust, the Adviser, Citi and Foreside from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect certain exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

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REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to shares of the Fund, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. or on the SEC’s website at http://www.sec.gov.

          Statements contained herein and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document which was filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

SHAREHOLDER INQUIRIES

          All shareholder inquiries should be directed to the Trust, P.O. Box 182845, Columbus, Ohio 43218-2845.

GENERAL AND ACCOUNT INFORMATION: (800) 782-8183 (TOLL FREE)

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APPENDIX A

DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR’S RATING SERVICES (S&P)

Corporate and Municipal Bonds

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA	An obligation rated ‘AA’ has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A

An obligation rated ‘A’ has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

An obligation rated ‘BBB’ is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB

An obligation rated ‘BB’ has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Plus(+) or Minus (-)	The ratings from ‘AA’ to ‘BB’ may be modified by the addition of a plus or minus sign to show elative standing within the major rating categories.

Corporate and Municipal Notes

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Note: A S&P rating reflects the liquidity factors and market risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term rating.

Commercial Paper

A

Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1

This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

A-1

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-l’.

A-3

Issues carrying this designation have adequate capacity for timely payment. However, they are more vulnerable to the adverse effects of-changes in circumstances than obligations carrying the higher designations.

Variable Rate Demand Obligations:

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (i.e., ‘AAA/A-1+). With short term demand debt, note rating symbols are used with the commercial paper symbols (i.e., ‘SP-1+/A-1+’).

MOODY’S INVESTORS SERVICE

US. Municipal Bonds

Aaa	Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa	Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A	Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issuers or issues.

Baa	Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba	Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note

Moody’s applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Bb. The modifier 1 indicates that the obligation rates in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1/

This designation denotes superior credit quality. Excellent protection is VMIG 1 afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/	This designation denotes strong credit quality. Margins of protection are VMIG 2 ample, although not as large as in the preceding group.

MIG 3/	This designation denotes acceptable credit quality. Liquidity and VMIG 3 cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

Note: A two component rating is assigned to variable demand obligations (VRDOs). The first element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG rating expire at note maturity, while VMIG ratings expirations will be a function of each issuer’s specific structural or credit features.

Commercial Paper

Prime-1

Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

	1.	Leading market positions in well established industries.

	2.	High rates of return on funds employed.

	3.	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

	4.	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

	5.	Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated “Not Prime” do not fall within any of the Prime rating categories.

FITCH, INC.

Long Term Credit Ratings (includes US. Public Finance securities)

AAA

Highest credit quality. ‘AAA’ denotes the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. Single ‘A’ rating denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than higher ratings.

BBB	Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Plus(+) or Minus(-)	Plus and minus signs may be appended to denote relative status within major ratings categories. Plus and minus signs, however, are not added to the ‘AAA’ category.

Short-Term Credit Ratings (includes Note & Commercial Paper)

F-1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added plus (+) sign to denote exceptionally strong credit feature.

F-2	Good credit quality. Indicates a satisfactory capacity for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” or F-1” ratings.

F-3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Plus(+)	The plus sign may be appended to a ‘F-1’ category to denote relative status within the category.

Variable Rate Demand Obligations

Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as ‘AAA/F 1+’. The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

APPENDIX B

          HSBC INVESTOR FUNDS PROXY VOTING POLICY

          The Trust delegates the authority to vote proxies related to portfolio securities of each series (the “Funds”) of the Trust to HSBC Global Asset Management (USA) Inc. (“HSBC”), which in turn delegates proxy voting authority for some Funds of the Trust to a Subadviser retained to provide day-to-day portfolio management for that Fund. The Boards of Trustees (the “Board”) adopt the proxy voting policies and procedures of HSBC and the Subadvisers as the proxy voting policies and procedures that will be used by each of these respective entities when exercising voting authority on behalf of the Fund. These policies and procedures are attached hereto.

          The Board will provide the Trust’s consent to vote in matters where HSBC or a Subadviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

B-1

APPENDIX C

HSBC Global Asset Management (USA) Inc.
Halbis Capital Management (USA) Inc.

PROXY VOTING POLICY AND PROCEDURES

          The purpose of this proxy voting policy is to reasonably insure that HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc., (HSBCUSA), as a fiduciary, fulfills its responsibility to its clients to vote proxy ballots in connection with proposals submitted by management, and others, to shareholders for approval. The financial interest of the shareholders of the Investment Companies and of the Manager’s investment advisory clients is the primary consideration in determining how proxies should be voted.

          As long as there is no provision to the contrary in the Investment Management Agreement or Charter, By-Laws, Trust Agreement, Plan Documents, Partnership Agreement or other controlling documents which create the legal entity with which we are dealing, the power to vote on proposals presented to shareholders through the proxy solicitation process will be considered by HSBCUSA to be an integral part of its investment management responsibility, recognizing that certain proposals, if implemented, may have a substantial impact on the market valuation of portfolio securities. For investment advisory clients, this responsibility is inherent, unless a client has elected to vote proxies directly. In the case of the Investment Companies, this responsibility has been delegated to HSBCUSA by each Investment Company’s Board of Directors.

          PROXY VOTING POLICY

          It is the policy of HSBCUSA to vote client proxies for the exclusive benefit of its clients’ accounts. In most, if not all cases, this will mean that the proposals that maximize the value of the securities we hold will be approved without regard to non-economic considerations.

          HSBCUSA generally will not favor proposals that are designed to make it difficult for a company to be acquired or that have a tendency to entrench current management at the expense of securities holders. Therefore, HSBCUSA will generally vote against proposals concerning instituting “poison pills”, classified boards of directors, unequal voting rights, elimination of shareholder action by written consent and granting stock options at less than fair market value.

          In this regard, HSBCUSA has engaged a third party proxy voting service provider (“Proxy Service Provider”) to conduct analysis of proposals, and to provide guidance on voting ballots. The Proxy Service Provider provides its analysis in the form of written reports, which are circulated to HSBCUSA’ investment staff for their review. A more extensive summary of proxy voting guidelines will be provided to clients upon request.

          Certain portfolios (“Fund of Funds”) primarily invest a majority of their assets in non-voting securities of other unregistered investment vehicles (“Sub-Funds”) which have investors other than the Fund of Funds. Sub-Funds typically do not submit matters to investors for vote. In the event that a Sub-Fund submits a matter to its investors for vote and the Fund of Fund holds voting interests in the Sub-Fund, the vote will be made in a way that we believe is in the best interest of the Fund of Funds.

          Administration

          The Proxy Service Provider will administer the proxy voting process, including receiving ballots, casting votes and maintaining required records. On an as-needed basis, HSBCUSA will review the Proxy Voting Policy and its administration to resolve any proxy voting issues that may arise.

          Conflicts of Interest

          HSBCUSA generally will vote proxies in accordance with the Proxy Service Provider’s predetermined recommendations, including instances where potential material conflicts of interest may exist. In the event a proxy proposal gives rise to a material conflict of interest that is not addressed by the Proxy Service

C-1

Provider’s predetermined recommendations, HSBCUSA’ senior management will review, and if deemed necessary, an independent consultant or outside counsel will be consulted to resolve the material conflict of interest.

          Client Access to Proxy Voting Records

          A record of how proxies have been voted for a client’s account will be provided upon request. Clients can request their proxy voting record by contacting their Client Investment Service Manager at (212) 525-5000. Alternatively, clients may submit written requests to HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue – 18th Floor, New York, NY 1008, ATTN: Chief Compliance Officer.

C-2

PART C
Other Information

ITEM 23. EXHIBITS

(a)(1) Amended and Restated Declaration of Trust, dated July 1, 1997, with establishments and designations of series and further amendments. (1)

(a)(2) Establishment and designation of series, dated April 29, 1996, for HSBC Investor Overseas Equity Fund and HSBC Investor Opportunity Fund. (2)

(a)(3) Establishment and designation of series, dated August 3, 1998, for HSBC Investor Prime Money Market Fund. (3)

(a)(4) Establishment and designation of series, dated May 8, 2000, for HSBC Investor Mid-Cap Fund. (3)

(a)(5) Establishment and designation of series for HSBC Investor Intermediate Fixed Income Duration Fund, and HSBC Investor California Tax-Free Money Market Fund. (4)

(a)(6) Establishment and designation of series for HSBC Investor U.S. Treasury Money Market Fund. (4)

(a)(7) Establishment and designation of series for HSBC Investor Growth Fund, HSBC Investor Value Fund and HSBC Investor Cash Management Fund. (6)

(a)(8) Establishment and designation of series, dated December 15, 2003, for HSBC Investor Tax-Free Money Market Fund. (7)

(a)(9) Establishment and designation of series for HSBC Investor Aggressive Growth Strategy Fund, HSBC Investor Moderate Growth Strategy Fund, HSBC Investor Growth Strategy Fund and HSBC Investor Conservative Growth Strategy Fund. (8)

(a)(10) Establishment and designation of series, dated June 14, 2005, for HSBC Investor High Yield Fixed Income Fund. (11)

(a)(11) Amendment to Amended and Restated Declaration of Trust, dated September 26, 2005, renaming the HSBC Investor High Income Fund as the HSBC Investor High Yield Fixed Income Fund. (14)

(a)(12) Amendment to the Amended and Restated Declaration of Trust, dated December 12, 2005, establishing HSBC Investor Short Duration Fixed Income Fund and renaming the HSBC Investor Limited Maturity Fund and HSBC Investor Bond Fund as the HSBC Investor Intermediate Duration Fixed Income Fund and HSBC Investor Core Plus Fixed Income Fund, respectively. (12)

(a)(13) Establishment and designation of series for HSBC Investor Global Emerging Markets Fixed Income Fund. (15)

(a)(14) Establishment and designation of series, dated March 29, 2007, for HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (17)

(a)(15) Establishment and designation of series, dated April 1, 2008, for HSBC Investor Climate Change Fund. (21)

(a)(16) Amendment to the Amended and Restated Declaration of Trust, dated June 17, 2008, redesignating the HSBC Investor Money Market Fund as the HSBC Investor Prime Money Market Fund. (22)

(a)(17) Amendment to the Amended and Restated Declaration of Trust, dated September 14, 2009, redesignating the HSBC Investor LifeLine Funds as the HSBC Investor World Selection Funds. (24)

(b) By-Laws. (1)

(c) Specimen certificate of shares of beneficial interest of HSBC Investor Funds. (1)

(d)(1) Amended and Restated Master Investment Advisory Contract dated December 2001 between HSBC Investor Portfolios and HSBC Global Asset Management (USA) Inc. (13)

(d)(1)(i) Investment Advisory Contract Supplements regarding HSBC Investor Short Duration Portfolio. (12)

(d)(1)(ii) Investment Advisory Contract Supplements regarding HSBC Investor Intermediate Duration Fixed Income Portfolio, HSBC Investor Core Plus Fixed Income Portfolio, HSBC Investor International Equity Portfolio and HSBC Investor Opportunity Portfolio. (13)

(d)(1)(iii) Investment Advisory Contract Supplement, dated November 1, 2005, regarding HSBC Investor High Yield Fixed Income Portfolio. (14)

(d)(1)(iv) Investment Advisory Contract Supplements, dated December 13, 2004, regarding HSBC Investor Growth Portfolio and HSBC Investor Value Portfolio. (24)

(d)(2) Amended and Restated Master Investment Advisory Contract, dated March 1, 2001, between HSBC Investor Funds and HSBC Global Asset Management (USA) Inc. (5)

(d)(2)(i) Investment Advisory Contract Supplements, dated December 13, 2004, regarding HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund. (24)

(d)(2)(ii) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor Cash Management Fund. (24)

(d)(2)(iii) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor Tax-Free Money Market Fund. (24)

(d)(2)(iv) Investment Advisory Contract Supplement, dated December 13, 2004, regarding HSBC Investor World Selection Aggressive Growth Strategy Fund, HSBC Investor World Selection Moderate

Growth Strategy Fund, HSBC Investor World Selection Growth Strategy Fund, HSBC Investor World Selection Conservative Growth Strategy Fund. (24)

(d)(2)(v) Investment Advisory Contract Supplement, dated December 5, 2006, regarding HSBC Investor Global Emerging Markets Fixed Income Fund. (16)

(d)(2)(vi) Investment Advisory Contract Supplement, dated June 12, 2007, regarding HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (18)

(d)(2)(vii) Investment Advisory Contract Supplement, dated May 13, 2008, regarding HSBC Investor Climate Change Fund. (22)

(d)(3) Subadvisory Agreement, dated June 30, 2008, between Westfield Capital Management L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Opportunity Portfolio. (23)

(d)(4) Subadvisory Agreement, dated November 9, 2007, between NWQ Investment Management Company, LLC and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Value Portfolio. (19)

(d)(5) Subadvisory Agreement, dated December 26, 2008, between Winslow Capital Management, Inc. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Growth Portfolio. (23)

(d)(6) Subadvisory Agreement, dated January 20, 2004, between AllianceBernstein L.P. and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor International Equity Portfolio. (10)

(d)(7) Subadvisory Agreement, dated December 26, 2006, between Munder Capital Management and HSBC Global Asset Management (USA) Inc. regarding HSBC Investor Mid-Cap Fund. (16)

(d)(8) Fee Waiver Agreement, dated February 27, 2009, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of the HSBC Investor Mid-Cap Fund. (24)

(d)(9) Fee Waiver Agreement, dated March 30, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds, on behalf of the HSBC Investor BRIC Equity Fund, HSBC Investor China Equity Fund and HSBC Investor India Equity Fund. (18)

(d)(10) Subadvisory Agreement, dated December 5, 2006, between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Intermediate Duration Fixed Income Portfolio, HSBC Investor Core Plus Fixed Income Portfolio, HSBC Investor High Yield Fixed Income Portfolio and HSBC Investor Short Duration Portfolio (collectively, the “Fixed Income Portfolios”). (16)

(d)(11) Sub-Advisory Agreement, dated December 5, 2006, between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc. regarding HSBC Investor New York Tax-Free Bond Fund. (16)

(d)(12) Sub-Advisory Agreement, dated December 5, 2006, between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (USA) Inc. regarding the HSBC Investor Global Emerging Markets Fixed Income Fund. (16)

(d)(13) Form of Sub-Advisory Agreement Between HSBC Global Asset Management (USA) Inc. and Halbis Capital Management (Hong Kong) Limited regarding HSBC Investor China Equity Fund. (20)

(d)(14) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and HSBC Investments (Singapore) Limited regarding HSBC Investor India Equity Fund. (20)

(d)(15) Sub-Advisory Agreement, dated June 12, 2007, between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor BRIC Equity Fund. (19)

(d)(16) Form of Sub-Advisory Agreement between HSBC Global Asset Management (USA) Inc. and Sinopia Asset Management regarding HSBC Investor Climate Change Fund. (20)

(e)(1) Form of Selling Agreement. (9)

(e)(2) Form of Dealer Agreement. (9)

(e)(3) Distribution Agreement, dated August 1, 2007, between HSBC Investor Funds and Foreside Distribution Services, L.P. (19)

(f) Not applicable.

(g)(1) Custodian Agreement, dated February 1, 2007, between HSBC Investor Portfolios and The Northern Trust Company on behalf of the HSBC Investor Funds. (16)

(g)(2) Custodian Agreement, dated November 1, 2006, between HSBC Investor Funds and The Northern Trust Company on behalf of the various series of HSBC Investor Funds. (16)

(h)(1) Service Agreement. (1)

(h)(2) Amended and Restated Operational Support Services Agreement, dated December 16, 2008, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds on behalf of its series, HSBC Investor Prime Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor California Tax-Free Money Market Fund, HSBC Investor Cash Management Fund, and HSBC Investor Tax-Free Money Market Fund. (22)

(h)(3)(i) Second Amended and Restated Master Services Agreement, dated January 1, 2009, among Citi Fund Services Ohio, Inc., HSBC Investor Funds, HSBC Investor Portfolios and HSBC Advisor Funds Trust. (23)

(h)(3)(ii) Amendment to the Second Amended and Restated Master Services Agreement, dated January 1, 2009. (23)

(h)(3)(iii) Amendment to the Second Amended and Restated Master Services Agreement, dated September 14, 2009 (24)

(h)(4)(i) Amended and Restated Omnibus Fee Agreement, dated January 1, 2009, among Citi Fund Services Ohio Inc., Citi Fund Services (Cayman) Limited, HSBC Investor Funds, HBC Investor Portfolios and HSBC Advisor Funds Trust. (24)

(h)(4)(ii) Amendment to the Amended and Restated Omnibus Fee Agreement, dated September 14, 2009 (24)

(h)(5) Expense Limitation Agreement, dated March 31, 2009. (24)

(h)(6) Administration Services Agreement, dated July 1, 2005, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (12)

(h)(6)(i) Amendment to Administration Services Agreement, dated June 4, 2007, between HSBC Global Asset Management (USA) Inc. and HSBC Investor Funds. (18)

(h)(7) Sub-Administration Services Agreement, January 1, 2009, between Citi Fund Services Ohio, Inc. and HSBC Global Asset Management (USA) Inc. dated. (23)

(h)(8) Amended and Restated Compliance Services Agreement, dated January 1, 2009, among HSBC Investor Portfolios, HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (23)

(h)(9) Amended and Restated Rule 22c-2 Services Agreement, dated January 1, 2009, among HSBC Investor Funds, HSBC Advisor Funds Trust and Citi Fund Services Ohio, Inc. (23)

(i) Not applicable.

(j)(1) Power of Attorney, dated June 16, 2008. (22)

(k) Not applicable.

(l) Not applicable.

(m)(1) Master Distribution Plan relating to Class A Shares, dated March 31, 2009. (24)

(m)(2) Master Distribution Plan relating to Class B Shares, dated March 31, 2009. (24)

(m)(3) Master Distribution Plan relating to Class C Shares, dated March 31, 2009. (24)

(m)(4) Master Distribution Plan relating to Class D Shares, dated March 31, 2009. (24)

(n)(1) Amended and Restated Multiple Class Plan. (24)

(o) Reserved.

(p)(1) Code of Ethics for HSBC Investor Funds, HSBC Advisor Funds Trust, and HSBC Investor Portfolios. (22)

(p)(2) Amended Code of Ethics for HSBC Global Asset Management (USA) Inc. (14)

(p)(3) Amended Code of Ethics for Winslow Capital Management, Inc. (23)

(p)(4) Amended Code of Ethics for NWQ Investment Management Co., LLC. (14)

(p)(5) Amended Code of Ethics for AllianceBernstein L.P. (14)

(p)(6) Amended Code of Ethics for Citi Fund Services Ohio, Inc. and Citi Fund Services Limited Partnership. (17)

(p)(7) Amended Code of Ethics for Westfield Capital Management Company, L.P. (24)

(p)(8) Amended Code of Ethics for Munder Capital Management. (24)

(p)(9) Code of Ethics for Halbis Capital Management (USA) Inc. (17)

(p)(10) Code of Ethics for Halbis Capital Management (Hong Kong) Limited (18)

(p)(11) Code of Ethics for Sinopia Group. (21)

Notes:

(1) Incorporated herein by reference from post-effective amendment No. 35 to the registration statement on Form N-1A of the Registrant (File no. 33-7647) (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on January 24, 1996.

(2) Incorporated herein by reference from post-effective amendment No. 39 to the Registration Statement as filed with the SEC on June 17, 1996.

(3) Incorporated herein by reference from post-effective amendment No. 69 to the Registration Statement as filed with the SEC on June 30, 2000.

(4) Incorporated herein by reference from post-effective amendment No. 74 to the Registration Statement as filed with the SEC on December 28, 2000.

(5) Incorporated herein by reference from post-effective amendment No. 77 to the Registration Statement as filed with the SEC on January 30, 2002.

(6) Incorporated herein by reference from post-effective amendment No. 82 to the Registration Statement filed with the SEC on August 8, 2003.

(7) Incorporated herein by reference from post-effective amendment No. 84 to the Registration Statement as filed with the SEC on December 15, 2003.

(8) Incorporated herein by reference from post-effective amendment No. 89 to the Registration Statement as filed with the SEC on November 17, 2004.

(9) Incorporated herein by reference from post-effective amendment No. 90 to the Registration Statement as filed with the SEC on December 30, 2004.

(10) Incorporated herein by reference from post-effective amendment No. 91 to the Registration Statement as filed with the SEC on February 25, 2005.

(11) Incorporated herein by reference from post-effective amendment No. 92 to the Registration Statement as filed with the SEC on June 15, 2005.

(12) Incorporated herein by reference from post-effective amendment No. 94 to the Registration Statement as filed with the SEC on December 14, 2005.

(13) Incorporated herein by reference from post-effective amendment No. 7 to the Registration Statement of HSBC Investor Portfolios as filed with the SEC on January 30, 2002.

(14) Incorporated herein by reference from post-effective amendment No. 95 to the Registration Statement as filed with the SEC on February 28, 2006.

(15) Incorporated herein by reference from post-effective amendment No. 96 to the Registration Statement as filed with the SEC on May 30, 2006.

(16) Incorporated herein by reference from post-effective amendment No. 104 to the Registration Statement as filed with the SEC on February 28, 2007.

(17) Incorporated herein by reference from post-effective amendment No. 105 to the Registration Statement as filed with the SEC on April 13, 2007.

(18) Incorporated herein by reference from post-effective amendment No. 107 to the Registration Statement as filed with the SEC on June 29, 2007.

(19) Incorporated herein by reference from post-effective amendment No. 108 to the Registration Statement as filed with the SEC on January 16, 2008.

(20) Incorporated herein by reference from post-effective amendment No. 110 to the Registration Statement as filed with the SEC on March 28, 2008.

(21) Incorporated herein by reference from post-effective amendment No. 111 to the Registration Statement as filed with the SEC on April 4, 2008.

(22) Incorporated herein by reference from post-effective amendment No. 112 to the Registration Statement as filed with the SEC on December 29, 2008.

(23) Incorporated herein by reference from post-effective amendment No. 113 to the Registration Statement as filed with the SEC on February 27, 2009.

(24) Incorporated herein by reference from post-effective amendment No. 115 to the Registration Statement as filed with the SEC on October 2, 2009

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25. INDEMNIFICATION

Reference is hereby made to Article IV of the Registrant’s Declaration of Trust. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018, serves as investment adviser (“Adviser”) and is a wholly-owned subsidiary of HSBC Bank USA, Inc., a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-25999) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of NWQ Investment Management Co., LLC (“NWQ”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of NWQ in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61379) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Winslow Capital Management, Inc. (“Winslow”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Winslow in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-41316) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Westfield Capital Management Company, L.P. (“Westfield”) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Westfield in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-34350) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of AllianceBernstein L.P. (“AllianceBernstein”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of AllianceBernstein in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-57937) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Munder Capital Management (“Munder”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Munder in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48394) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (USA) Inc. (“Halbis”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-64301) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Sinopia Asset Management (“Sinopia”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Sinopia in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-43341) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of Halbis Capital Management (Hong Kong) Limited (“Halbis HK”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Halbis HK in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No.801-67110) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27.	PRINCIPAL UNDERWRITERS.

Item 27(a)	Foreside Distribution Services L.P. (“Foreside” or the “Distributor”) acts as principal underwriter for the following investment companies:

American Independence Funds Trust
Commonwealth International Series Trust
The Coventry Group
First Funds
Greenwich Advisors Trust
HSBC Advisor Funds Trust
Northern Lights Funds Trust
Pacific Capital Funds
The Lou Holland Trust
The Thirty-Eight Hundred Fund, LLC
Unified Series Trust
WB Capital Mutual Funds, Inc.

Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. Foreside’s main address is 10 High Street, Suite 302, Boston, Massachusetts 02110. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.

Item 27(b)	Information about the Directors and Officers of Foreside are as follows:

Name	Address	Position with Underwriter

Mark S. Redman	690 Taylor Road, Gahanna, OH 43230	President
Jennifer Hoopes	Three Canal Plaza, Portland, ME 04101	Secretary
Linda C. Carley	10 High Street, Boston, MA 02110	Chief Compliance Officer
James E. (Ed) Pike	690 Taylor Road, Gahanna, OH 43230	Financial and Operations Principal
Richard J. Berthy	Three Canal Plaza, Portland, ME 04101	Treasurer & Vice President

Item 27(c)	Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of: HSBC Global Asset Management (USA) Inc., 452 Fifth Avenue, New York, New York 10018; Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, Ohio 43219-3035; Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110; AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105; Westfield Capital Management Company, L.P., 21 Fellow Street, Boston, MA 02119; Winslow Capital Management, Inc., 4720 IDS Tower, 80 S. Eighth Street, Minneapolis, MN 55402; NWQ Investment Management L.P., 2049 Century Park East, 4th Floor, Los Angeles, CA 90067, Munder Capital Management, Munder Capital Center, 480 Pierce Street, Birmingham, Michigan 48009-6063, Halbis Capital Management (USA) Inc, 452 Fifth Avenue, New York, New York 10018, Sinopia Asset Management, Immeuble Ile De France, 4, Palace de la Pyramide, Puteaux France, 92800, Halbis Capital Management (Hong Kong) Limited, Level 22, HSBC Main Building, 1 Queen’s Road Central, Hong Kong.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement on Form N-lA (File No. 333-07647) (the “Registration Statement”) to be signed on its behalf by the undersigned, thereto duly authorized on the 1st day of December, 2009.

HSBC INVESTOR FUNDS

By:	/s/Richard A. Fabietti
Richard A. Fabietti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of the 1st day of December, 2009.

/s/Richard A. Fabietti	/s/Martin R. Dean
Richard A. Fabietti	Martin R. Dean
President	Treasurer

Alan S. Parsow*	Larry M. Robbins*
Trustee	Trustee

Michael Seely*	Thomas F. Robards*
Trustee	Trustee

Stephen J. Baker*	Susan S. Huang*
Trustee	Trustee

Marcia L. Beck*
Trustee

*/s/David J. Harris
David J. Harris

*David J. Harris, as attorney-in-fact pursuant to a power of attorney filed herewith.